UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.3%
	Shares	Value

ARGENTINA — 0.0%
Banco Macro ADR *	2,375	$101,436
Ternium ADR	13,966	217,172

		318,608

AUSTRALIA — 1.6%
Abacus Property Group ‡	45,505	103,445
Adelaide Brighton	18,475	63,875
AGL Energy	25,944	316,316
Amcor	49,284	519,109
APA Group	28,437	188,530
Aristocrat Leisure	6,897	43,204
Asciano	10,297	61,191
ASX	3,239	105,238
Aurizon Holdings	105,674	409,386
Australia & New Zealand Banking Group	5,305	126,723
Beach Energy	76,157	54,275
BHP Billiton	19,500	377,007
Brambles	22,876	181,927
Caltex Australia	8,565	216,304
carsales.com	11,846	93,948
Coca-Cola Amatil	7,483	50,759
Commonwealth Bank of Australia	3,839	245,704
Computershare	5,353	48,362
Crown Resorts	20,790	207,128
CSG *	26,794	32,903
CSL	11,966	865,560
Domino’s Pizza Enterprises	49,758	1,471,558
DUET Group	49,320	79,311
DuluxGroup	22,574	100,323
Echo Entertainment Group	158,053	579,956
GUD Holdings	3,733	25,513
Harvey Norman Holdings	41,878	136,524
Iress	11,306	85,947
iSentia Group	11,455	29,222
JB Hi-Fi	4,199	59,267
Lend Lease Group	49,100	559,521
Mineral Resources	264,254	1,046,910
Myer Holdings	5,167	4,759
National Australia Bank	8,136	206,778
Newcrest Mining *	4,891	40,291
Oil Search	43,473	237,372
Orica	3,708	52,066
Origin Energy	31,298	259,429
Orora	59,340	101,063
Pacific Brands *	29,197	8,963

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Qantas Airways *	383,944	$1,052,416
Ramsay Health Care	4,029	196,962
Rio Tinto	6,377	246,395
Scentre Group ‡	7,319	21,185
Seek	3,445	38,024
South32 *	17,576	22,932
Southern Cross Media Group	57,479	40,544
Spark Infrastructure Group	77,076	109,016
Suncorp Group	6,044	63,043
Sydney Airport	15,955	65,426
Tabcorp Holdings	19,931	70,658
Tatts Group	73,175	212,880
Technology One	7,752	22,609
Telstra	153,923	730,191
Ten Network Holdings *	70,067	10,755
TPG Telecom	23,833	165,672
Transurban Group	29,250	213,162
Treasury Wine Estates	17,023	71,796
Village Roadshow	2,406	11,308
Wesfarmers	18,007	558,737
Westfield ‡	5,874	43,065
Westpac Banking	7,460	190,088
Woodside Petroleum	4,888	127,373
Woolworths	9,576	200,188

		13,880,092

AUSTRIA — 0.2%
ams	5,335	231,609
ANDRITZ	2,357	131,707
BUWOG	1,109	22,374
Conwert Immobilien Invest	8,493	103,021
Erste Group Bank	15,021	450,198
Immobilien Anlagen	7,359	132,141
OMV	20,224	538,061
Raiffeisen Bank International	2,910	42,505
Schoeller-Bleckmann Oilfield Equipment	1,010	57,092
Verbund	8,329	128,932
Voestalpine	2,972	127,557

		1,965,197

BELGIUM — 0.3%
Anheuser-Busch InBev	5,592	665,422
bpost	3,522	99,621
Cofinimmo ‡	1	107
Colruyt	338	16,404
Delhaize Group	4,259	383,971
Groupe Bruxelles Lambert	4,211	347,641
Melexis	602	32,125

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

BELGIUM (continued)
Proximus	6,648	$250,357
Solvay	2,184	292,027
Telenet Group Holding *	2,464	138,985
UCB	6,560	507,630

		2,734,290

BERMUDA — 0.0%
Endurance Specialty Holdings	4,252	295,472
Silverlake Axis	46,800	33,091

		328,563

BRAZIL — 0.9%
Aliansce Shopping Centers	6,800	27,546
Ambev ADR	45,349	257,582
Arezzo Industria e Comercio	5,300	33,203
Arteris	17,400	48,227
B2W Cia Digital *	5,100	26,677
Banco Bradesco ADR	18,250	144,905
Banco do Brasil	42,800	272,504
BB Seguridade Participacoes	119,397	1,124,594
BR Malls Participacoes	1,100	4,087
Braskem ADR	3,810	27,623
BRF	24,533	512,521
CCR	14,900	66,233
Cia Energetica de Minas Gerais ADR	12,405	34,114
Cia Hering	5,800	20,124
Cia Paranaense de Energia ADR	15,850	161,036
Cielo	55,961	714,069
Cosan	24,600	114,596
Cosan Industria e Comercio	18,522	112,518
CPFL Energia	13,106	73,644
CSU Cardsystem	14,100	12,848
Duratex	12,400	25,134
EDP - Energias do Brasil	14,100	53,535
Embraer	29,600	205,491
Equatorial Energia	9,400	96,088
Estacio Participacoes	5,900	24,297
Eternit	17,800	14,608
Fibria Celulose	70,737	936,700
Fleury	8,100	42,440
Gerdau ADR	175,000	302,750
Grendene	5,900	30,982
Industrias Romi	43,400	31,688
JBS	61,000	272,580
Kepler Weber	600	4,239
Kroton Educacional	27,616	77,026
Light	6,400	26,449
Localiza Rent a Car	10,200	83,710

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Lojas Renner	1,200	$38,044
Magazine Luiza	26,400	27,218
Marfrig Global Foods *	8,400	13,150
MRV Engenharia e Participacoes	7,800	17,746
Multiplus	2,500	30,257
Natura Cosmeticos	4,200	31,059
Odontoprev	16,200	52,566
Qualicorp	10,429	61,314
Raia Drogasil	9,644	122,270
Somos Educacao	10,100	37,551
Souza Cruz	6,900	48,869
Telefonica Brasil ADR	1,618	21,066
Tempo Participacoes	14,500	17,786
Tereos Internacional *	14,700	2,447
Tim Participacoes	65,942	179,880
Tractebel Energia	10,300	106,912
Transmissora Alianca de Energia Eletrica	4,400	26,729
Tupy	5,900	30,672
Ultrapar Participacoes	24,418	500,063
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	10,213	148,335
Via Varejo	4,700	11,586
WEG	1,800	9,810

		7,551,698

CANADA — 3.1%
Agnico Eagle Mines	314	6,948
Agrium	1,176	120,311
Air Canada, Cl B *	112,600	1,013,344
Algonquin Power & Utilities	9,100	66,658
Alimentation Couche-Tard, Cl B	7,513	335,309
Allied Properties ‡	3,039	84,628
Amaya *	1,900	46,576
Bank of Montreal	1,400	78,122
Bank of Nova Scotia	1,600	78,529
Bankers Petroleum *	19,860	38,722
Barrick Gold	14,335	101,387
BCE	1,715	70,588
Bellatrix Exploration *	27,956	54,721
BlackBerry *	12,177	94,411
Bonterra Energy	2,637	48,593
Brookfield Asset Management, Cl A	4,050	141,395
Canadian Imperial Bank of Commerce	3,500	250,113
Canadian National Railway	7,487	467,075

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Canadian Natural Resources	244	$5,955
Canfor *	552	10,041
Capital Power	5,173	86,583
CCL Industries, Cl B	6,421	898,307
Celestica *	45,400	608,180
Cenovus Energy	3,333	48,574
CGI Group, Cl A *	4,844	180,967
China Gold International Resources *	9,434	12,912
CI Financial	7,500	189,529
Cineplex	1,300	47,354
Cogeco Cable	1,155	64,636
Concordia Healthcare	49,819	3,965,788
Constellation Software	500	222,319
Descartes Systems Group *	5,100	86,024
DH	2,100	69,205
Dollarama	1,900	113,098
Domtar	10,000	406,600
Eldorado Gold	10,651	36,648
Element Financial *	40,800	618,309
Empire	1,123	75,906
Enbridge	3,400	148,208
Fairfax Financial Holdings	200	96,454
FirstService	5,171	154,594
Fortis	8,000	229,078
Freehold Royalties	2,843	28,172
Goldcorp	3,294	43,950
Husky Energy	3,394	61,971
IGM Financial	4,506	133,059
IMAX *	26,814	1,003,112
Imperial Oil	8,879	328,520
Innergex Renewable Energy	7,000	57,430
Kinross Gold *	2,537	4,656
Laurentian Bank of Canada	2,226	84,216
Linamar	7,363	449,318
Loblaw	1,249	68,111
lululemon athletica *	40,498	2,545,704
MacDonald Dettwiler & Associates	1,486	88,102
Manulife Financial	10,800	191,334
Maple Leaf Foods	2,200	38,168
Metro, Cl A	3,600	97,965
Mullen Group	5,580	81,448
National Bank of Canada	2,640	92,330
Northland Power	5,100	62,353
Open Text	2,718	123,363
Parkland Fuel	5,723	104,234
Pason Systems	7,833	118,646

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Pembina Pipeline	10,200	$296,910
Potash Corp of Saskatchewan	4,897	133,223
Quebecor, Cl B	5,400	127,707
Ritchie Bros Auctioneers	1,600	43,283
Rogers Communications, Cl B	12,022	421,554
Royal Bank of Canada	2,500	145,774
Saputo	6,300	144,367
Shaw Communications, Cl B	38,155	809,574
Silver Wheaton	469	6,139
SNC-Lavalin Group	1,912	62,615
Sun Life Financial	9,100	297,036
Suncor Energy	2,743	77,266
Thomson Reuters	3,000	121,459
Toromont Industries	2,200	61,516
TransCanada	13,272	515,821
Valeant Pharmaceuticals International *	22,491	5,784,643
Yamana Gold	1,335	2,644

		26,330,392

CHILE — 0.2%
Aguas Andinas, Cl A	13,860	7,334
AntarChile	4,905	51,291
Banco Santander Chile ADR	14,438	291,503
Besalco *	47,205	18,063
CAP	13,755	36,933
Cencosud	2,850	6,096
Clinica Las Condes	1,575	89,005
Colbun	46,100	12,307
Corpbanca	12,254,200	124,978
Empresa Nacional de Electricidad	41,900	57,142
Empresa Nacional de Telecomunicaciones	7,770	80,291
Empresas CMPC	18,857	50,253
Empresas COPEC	12,378	123,846
Enersis	165,810	49,940
Latam Airlines Group *	10,420	65,557
SACI Falabella	15,645	101,832
Sociedad Quimica y Minera de Chile ADR	3,744	50,581
SONDA	33,570	61,568
Vina Concha y Toro	58,530	93,056

		1,371,576

CHINA — 3.1%
361 Degrees International	90,000	31,462
Agricultural Bank of China, Cl H	532,000	240,187
Air China, Cl H	40,000	40,194
Alibaba Group Holding ADR *	32,240	2,525,682

3

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Anhui Conch Cement, Cl H	56,500	$175,644
Anton Oilfield Services Group	138,000	23,675
Baidu ADR *	1,644	283,853
Bank of China, Cl H	1,511,000	826,418
Bank of Communications, Cl H	355,000	312,307
BBMG, Cl H	14,500	11,129
CGN Power, Cl H (A)	68,000	29,911
China Coal Energy, Cl H	52,000	25,422
China Communications Construction, Cl H	206,000	264,665
China Communications Services, Cl H	1,014,000	459,107
China Construction Bank, Cl H	2,001,543	1,634,324
China Datang Renewable Power, Cl H	136,000	17,719
China Eastern Airlines, Cl H *	582,000	467,714
China King-Highway Holdings *	43,702	155,925
China Life Insurance, Cl H	44,000	162,042
China Medical System Holdings	36,000	47,831
China Merchants Bank, Cl H	149,164	385,787
China Merchants Holdings International	12,197	44,604
China Mobile	195,889	2,564,753
China National Building Material, Cl H	204,000	154,468
China Petroleum & Chemical, Cl H	134,000	101,637
China Railway Construction, Cl H	83,000	107,707
China Railway Group, Cl H	211,000	180,181
China Shineway Pharmaceutical Group	340,000	434,194
China Shipping Container Lines, Cl H *	42,000	13,165
China Shipping Development, Cl H	24,000	14,582
China Southern Airlines, Cl H	320,000	317,016
China Telecom, Cl H	991,499	555,075
China Unicom Hong Kong	230,000	324,575
Chongqing Rural Commercial Bank, Cl H	835,000	597,790
CNOOC	85,000	105,369
Ctrip.com International ADR *	19,811	1,418,071
Datang International Power Generation, Cl H	10,000	4,321
Dongfeng Motor Group, Cl H	12,000	13,823
Dongyue Group	22,000	6,073
ENN Energy Holdings	10,000	66,432
Evergrande Real Estate Group	177,000	117,128
Fosun International	77,500	162,952

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Golden Eagle Retail Group	8,000	$9,886
Great Wall Motor, Cl H	12,500	41,359
Guangdong Electric Power Development, Cl B	20,771	14,442
Hengan International Group	93,189	1,041,604
Huadian Power International, Cl H	232,000	234,624
Huaneng Power International, Cl H	140,000	171,201
Industrial & Commercial Bank of China, Cl H	787,000	542,108
Inner Mongolia Yitai Coal, Cl B	100	103
Intime Retail Group	10,500	11,784
JD.com ADR *	6,897	227,808
Jiangxi Copper, Cl H	32,000	43,342
Kingsoft	18,000	48,063
KWG Property Holding	226,000	169,668
Mindray Medical International ADR	2,500	68,225
NetEase ADR	4,231	586,543
New Oriental Education & Technology Group ADR *	779	17,449
PetroChina, Cl H	178,000	176,570
PICC Property & Casualty, Cl H	107,734	224,298
Ping An Insurance Group of China, Cl H	155,340	893,692
Shandong Weigao Group Medical Polymer, Cl H	84,000	56,344
Shenzhou International Group Holdings	104,831	551,045
Shimao Property Holdings	5,500	9,848
Sihuan Pharmaceutical Holdings Group	122,000	34,700
Sino-Ocean Land Holdings	214,631	147,290
Sinopec Shanghai Petrochemical, Cl H	42,000	17,120
Sinopharm Group, Cl H	488,342	1,877,197
Sinotruk Hong Kong	74,500	38,825
Stella International Holdings	39,000	105,394
Tencent Holdings	181,695	3,391,415
Tingyi Cayman Islands Holding	34,000	65,436
Uni-President China Holdings	1,000	923
Vipshop Holdings ADR *	3,160	61,589
Want Want China Holdings	116,000	120,155
WuXi PharmaTech Cayman ADR *	2,000	83,000
Yanzhou Coal Mining, Cl H	64,000	36,737
Zhuzhou CSR Times Electric, Cl H	19,446	132,068

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Zijin Mining Group, Cl H	354,000	$94,981

		26,771,750

DENMARK — 0.7%
AP Moeller - Maersk, Cl B	165	280,955
Carlsberg, Cl B	1,447	126,070
Coloplast, Cl B	13,029	939,566
Danske Bank	29,516	921,771
Dfds	1,144	157,083
Genmab *	4,693	441,684
Novo Nordisk, Cl B	16,093	943,575
Novo Nordisk ADR	23,446	1,382,376
Novozymes, Cl B	2,620	136,767
Pandora	1,327	149,205
TDC	23,457	176,924
Tryg	16,580	334,047

		5,990,023

EGYPT — 0.0%
Commercial International Bank Egypt SAE	35,943	259,172

FINLAND — 0.4%
Amer Sports	2,356	68,594
Cramo	9,182	185,044
Elisa	4,423	148,981
Fortum	15,044	264,353
Kesko, Cl B	2,659	103,348
Kone, Cl B	11,268	472,233
Neste	2,700	75,051
Nokia	27,795	196,281
Nokian Renkaat	2,398	72,055
Orion, Cl B	12,703	530,559
Sampo, Cl A	13,490	666,692
Stora Enso, Cl R	14,793	138,988
Tikkurila	129	2,488
UPM-Kymmene	8,263	152,457

		3,077,124

FRANCE — 3.2%
Accor	2,340	114,810
Air Liquide	5,149	670,387
Airbus Group	6,293	446,469
Alcatel-Lucent *	65,433	246,989
Alten	2,681	135,089
AXA	35,301	930,463
BNP Paribas	3,996	260,288
Capital Gemini	12,515	1,196,467
Carrefour	5,089	174,684
Casino Guichard Perrachon	1,325	98,385

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Christian Dior	923	$191,333
Cie Generale des Etablissements Michelin	1,028	100,707
Credit Agricole	11,411	179,773
Danone	32,536	2,204,347
Dassault Systemes	6,242	471,437
Electricite de France	7,949	189,353
Engie	26,615	511,085
Eramet	535	35,254
Essilor International	1,812	232,037
Eurofins Scientific	48	15,765
Eutelsat Communications	291	8,869
Hermes International	3,457	1,345,722
Iliad	7,802	1,851,234
Imerys	1,584	119,373
Ingenico Group	5,087	666,784
JCDecaux	32,165	1,231,259
Kering	10,030	1,934,311
Lagardere	3,023	90,354
L’Oreal	1,373	256,870
LVMH Moet Hennessy Louis Vuitton	3,172	594,658
Natixis	26,395	193,961
Numericable-SFR *	57,603	3,140,665
Orange	37,199	610,151
Orpea	751	56,712
Pernod Ricard	1,820	217,971
Rallye	2,346	69,063
Renault	7,912	727,994
Rubis	643	46,240
Safran	31,339	2,370,026
Sanofi	7,076	761,346
SEB	4,761	480,314
Societe Generale	1,634	80,396
Sodexo	3,479	324,234
Technip	418	23,789
Teleperformance	4,110	305,133
Total	16,231	803,493
Unibail-Rodamco ‡	372	98,991
Vicat	814	60,612
Virbac	1	237
Vivendi	21,253	558,669

		27,434,553

GERMANY — 2.0%
adidas	2,514	205,612
ADO Properties * (A)	11,625	249,598
Affimed *	3,400	55,794
Allianz	6,095	998,050

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Aurelius	8,437	$407,701
BASF	9,917	855,515
Bayer	5,413	798,390
Bayerische Motoren Werke	3,540	354,956
Beiersdorf	3,081	263,320
Commerzbank *	41,691	539,601
Continental	299	66,841
Daimler	33,920	3,031,991
Deutsche Bank	2,734	96,144
Deutsche Boerse	2,034	184,582
Deutsche Post	3,793	114,639
Deutsche Telekom	55,546	1,003,505
Deutsche Wohnen	13,659	337,597
Duerr	1,543	127,095
E.ON	42,788	564,373
Freenet	3,906	134,162
Fresenius & KGaA	9,444	651,664
Fresenius Medical Care & KGaA	1,085	88,572
Gerresheimer	3,369	247,567
Gerry Weber International	2,262	55,721
Hannover Rueck	506	53,671
HOCHTIEF	1,701	148,385
Infineon Technologies	16,530	185,262
Kabel Deutschland Holding	70	9,495
KUKA	3,830	328,343
KWS Saat	211	68,627
LEG Immobilien	3,169	230,434
Linde	48	9,072
Merk	2,170	220,732
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	755	138,722
OSRAM Licht	721	41,049
ProSiebenSat.1 Media	654	33,435
Rheinmetall	10,100	549,902
RWE	8,825	183,664
SAP	9,870	707,400
Siemens	4,385	469,254
STADA Arzneimittel	13,600	523,290
Stroeer Media	6,468	320,331
Suedzucker	6,088	100,459
Wacker Chemie	1,221	122,430
Wirecard	19,371	767,998
Zalando * (A)	13,632	464,710

		17,109,655

GREECE — 0.1%
Alpha Bank AE *	47,962	13,928
Diana Shipping *	10,900	82,295

COMMON STOCK — continued
	Shares	Value

GREECE (continued)
Eurobank Ergasias *	854,186	$106,810
FF Group	1,514	36,527
GEK Terna Holding Real Estate Construction *	7,794	15,322
Grivalia Properties REIC ‡	3,869	28,201
Hellenic Exchanges - Athens Stock Exchange *	9,932	46,000
Hellenic Petroleum	4,503	21,035
Hellenic Telecommunications Organization	18,966	152,635
Intralot -Integrated Lottery Systems & Services *	13,695	23,064
JUMBO	2,313	16,647
Marfin Investment Group Holdings *	17,561	2,393
Metka	2,405	18,807
Motor Oil Hellas Corinth Refineries	7,664	64,281
Navios Maritime Acquisition	27,552	109,106
Navios Maritime Holdings	7,200	26,640
OPAP	9,095	70,703
Public Power *	20,958	95,834
StealthGas *	26,007	146,419
Titan Cement	8,085	172,307

		1,248,954

HONG KONG — 1.4%
AIA Group	287,397	1,872,160
Alibaba Pictures Group *	100,000	28,895
APT Satellite Holdings	486,000	453,256
ASM Pacific Technology	10,100	91,459
Beijing Enterprises Water Group	84,000	62,738
Beijing Jingneng Clean Energy, Cl H	26,000	8,787
Belle International Holdings	49,000	50,945
Brilliance China Automotive Holdings	24,000	31,825
Cafe de Coral Holdings	16,000	56,138
Cheung Kong Property Holdings *	26,100	217,492
China Agri-Industries Holdings	24,000	10,464
China Everbright International	7,000	10,781
China Foods *	2,000	924
China Gas Holdings	92,000	161,397
China Mengniu Dairy	59,000	266,753
China Minsheng Banking, Cl H	11,400	12,838
China Modern Dairy Holdings	31,000	10,037
China Oil & Gas Group *	66,000	6,045

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
China Overseas Land & Investment	141,825	$447,302
China Power New Energy Development	160,000	10,732
China Resources Cement Holdings	14,000	7,296
China Resources Gas Group	8,000	24,406
China State Construction International Holdings	4,000	6,223
CITIC	52,000	93,103
CK Hutchison Holdings	26,100	387,512
CLP Holdings	35,500	301,546
CSPC Pharmaceutical Group	62,000	56,783
CT Environmental Group	960,280	336,927
Galaxy Entertainment Group	301,262	1,387,337
Geely Automobile Holdings	60,000	25,231
Global Brands Group Holding *	76,000	16,862
Guangzhou Automobile Group, Cl H	10,000	8,011
Haier Electronics Group	7,000	16,452
Hang Seng Bank	21,700	444,788
HKT Trust & HKT	50,000	60,885
Honbridge Holdings *	60,000	10,371
Hong Kong & China Gas	256,278	522,982
Hong Kong Exchanges and Clearing	7,428	201,407
Hongkong Land Holdings	8,000	61,600
Hopewell Highway Infrastructure	3,000	1,432
Hopewell Holdings	60,000	206,648
Huabao International Holdings	21,000	10,212
Hysan Development	19,000	81,369
Jardine Matheson Holdings	800	43,408
Jardine Strategic Holdings	500	15,040
Johnson Electric Holdings	125	424
Kingboard Chemical Holdings	51,500	86,361
Kunlun Energy	605,765	577,455
Lenovo Group	8,000	8,679
Li & Fung	76,000	58,821
Luye Pharma Group *	40,000	41,794
MMG *	48,000	13,065
MTR	53,500	238,436
New China Life Insurance, Cl H	16,900	72,594
NewOcean Energy Holdings	36,000	16,067
Noble Group	117,000	38,805
Orient Overseas International	1,500	7,411
PAX Global Technology *	157,629	251,725
PCCW	174,000	104,145

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
People’s Insurance Group of China, Cl H	492,000	$255,130
Power Assets Holdings	44,500	419,324
Sands China	21,600	95,569
Shanghai Industrial Holdings	3,000	8,823
Shangri-La Asia	36,000	46,438
Shenzhen International Holdings	8,780	14,565
Shougang Fushan Resources Group	40,000	6,037
Sino Biopharmaceutical	203,612	236,120
Sino Oil And Gas Holdings *	335,000	7,260
Skyworth Digital Holdings	22,000	16,828
SmarTone Telecommunications Holdings	28,500	58,307
SSY Group	84,000	25,247
Sun Hung Kai Properties	8,000	122,905
Superb Summit International Group *	75,000	1
Techtronic Industries	77,000	271,655
Tianneng Power International	520,000	240,806
Tonly Electronics Holdings	800	607
Towngas China	83,000	75,802
VTech Holdings	9,000	112,031
West China Cement	406,000	73,320
WH Group * (A)	130,000	83,343
Wharf Holdings	13,000	82,505
Wynn Macau	26,400	54,555
Xinyi Solar Holdings	353,988	152,512

		12,114,271

INDIA — 0.6%
Adani Ports & Special Economic Zone	34,149	173,093
Asian Paints	13,130	180,778
Axis Bank	40,491	362,169
Bajaj	10,819	76,969
Bharat Petroleum	16,266	235,105
Bharti Infratel *	28,353	197,950
Colgate-Palmolive India	3,376	104,771
Container Corp of India	3,296	84,397
Eicher Motors	656	195,119
Emami	7,322	149,710
Financial Technologies India	18,561	42,974
Glenmark Pharmaceuticals *	7,154	112,903
HDFC Bank ADR	11,109	693,979
HEG	4,393	12,925
Hindustan Petroleum	16,466	236,686
Indian Oil *	27,235	183,221

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
Infosys ADR	18,260	$308,777
Larsen & Toubro	5,526	154,378
LIC Housing Finance	29,606	230,501
RSWM *	9,466	51,923
Sanghvi Movers *	7,790	44,929
Siyaram Silk Mills	167	3,193
Tata Consultancy Services	4,166	163,133
Tata Motors ADR	8,959	265,724
Vardhman Textiles	13,214	164,654
Voltas	18,218	90,240
WNS Holdings ADR *	1,466	43,701
Zee Entertainment Enterprises	28,772	178,955

		4,742,857

INDONESIA — 0.3%
Adaro Energy	850,500	37,095
Agung Podomoro Land *	2,798,300	76,538
Asahimas Flat Glass	31,900	16,684
Astra Agro Lestari	10,500	15,582
Astra Graphia	171,500	25,229
Astra International	163,000	80,129
Bank Central Asia	290,000	280,836
Bank Negara Indonesia Persero	297,500	104,683
Bank Rakyat Indonesia Persero	118,700	87,747
Elnusa	567,200	16,185
Energi Mega Persada *	14,621,400	60,528
Global Mediacom	145,000	13,345
Gudang Garam	17,000	62,207
Indocement Tunggal Prakarsa	25,500	37,748
Jasa Marga Persero	88,500	37,454
Kalbe Farma	334,200	43,111
Matahari Department Store	100,273	129,719
Metrodata Electronics	250,765	13,069
Mitrabahtera Segara Sejati	115,200	5,961
Perusahaan Gas Negara Persero	244,600	72,327
Petrosea	162,400	4,622
Samudera Indonesia	15,400	7,770
Semen Indonesia Persero	36,300	27,103
Tambang Batubara Bukit Asam Persero	25,500	11,310
Telekomunikasi Indonesia Persero	3,597,964	781,964
Tower Bersama Infrastructure *	128,500	79,555
Unilever Indonesia	2,500	7,392
United Tractors	113,200	169,036

		2,304,929

COMMON STOCK — continued
	Shares	Value

IRELAND — 0.9%
Accenture PLC, Cl A	7,352	$758,065
Bank of Ireland *	170,665	71,787
C&C Group PLC	940	3,663
CRH PLC	8,173	241,589
Experian	6,493	121,778
Fleetmatics Group *	399	19,100
Fly Leasing ADR	973	14,634
Glanbia	11,618	242,685
Grafton Group	13,959	156,626
Greencore Group	94,312	466,000
Icon PLC *	2,894	233,835
Kerry Group, Cl A	6,378	484,370
Kingspan Group	15,134	380,619
Mallinckrodt *	8,500	1,053,660
Ryanair Holdings ADR	22,508	1,668,068
Seagate Technology	11,700	592,020
Trinity Biotech PLC ADR	14,452	249,297
Tyco International	19,800	752,202
Weatherford International *	24,750	264,330

		7,774,328

ISRAEL — 0.3%
Attunity *	23,015	330,035
Bank Hapoalim	56,010	311,178
Bank Leumi Le-Israel *	64,680	281,694
Bezeq The Israeli Telecommunication	52,716	97,151
Check Point Software Technologies *	400	32,308
Delek Group	540	159,553
Elbit Systems	4,350	360,016
Israel Chemicals	4,302	29,769
Israel Discount Bank, Cl A *	155,058	312,500
Kenon Holdings *	7	110
Mellanox Technologies *	1,300	54,665
Mizrahi Tefahot Bank	11,110	142,277
Paz Oil	1	160
Teva Pharmaceutical Industries	3,971	274,662
Teva Pharmaceutical Industries ADR	517	35,684
The Israel Corporation	1	353
Tower Semiconductor *	40,583	540,542

		2,962,657

ITALY — 1.4%
Assicurazioni Generali	11,532	227,084
Atlantia	13,217	353,018
Banca Popolare di Milano Scarl	162,438	175,900
Brembo	13,460	607,410

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

ITALY (continued)
Buzzi Unicem	10,892	$186,011
CNH Industrial	312,936	2,801,006
Davide Campari-Milano	12,266	98,137
De’ Longhi	5,901	143,938
DiaSorin	1,323	60,735
Ei Towers	938	60,213
Enel	164,453	774,096
Eni	28,735	503,669
ERG	4,679	60,534
EXOR	3,879	195,369
Finmeccanica *	4,519	65,114
Industria Macchine Automatiche	3,225	167,176
Intesa Sanpaolo	465,532	1,790,468
Luxottica Group	2,698	195,711
Mediobanca	21,555	234,716
Moncler	22,780	462,835
Pfeiffer Vacuum Technology	714	65,445
Pirelli & C.	16,341	270,992
Prada	8,800	40,468
Prysmian	3,775	86,608
Recordati	7,850	195,616
Snam	69,564	342,266
Sorin *	15,940	46,006
Telecom Italia	543,248	718,929
Terna Rete Elettrica Nazionale	74,168	345,858
UniCredit	13,498	89,464
Unione di Banche Italiane SCpA	35,142	285,215
Unipol Gruppo Finanziario	108,726	583,190

		12,233,197

JAPAN — 5.3%
Adastria	4,929	238,227
Aeon	9,200	140,782
Aica Kogyo	3,700	82,488
Ain Pharmaciez	6,100	289,902
Air Water	8,000	138,912
Aisin Seiki	100	4,059
Alfresa Holdings	6,000	100,649
Alps Electric	8,640	272,930
Amada Holdings	8,000	78,428
ANA Holdings	28,000	89,240
Ariake Japan	8,027	347,803
Asahi Group Holdings	2,000	67,083
Ashikaga Holdings	24,600	103,414
Astellas Pharma	56,000	843,604
Bank of Kyoto	2,000	23,609
Bank of Yokohama	14,000	89,037
Bridgestone	21,600	815,305

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Brother Industries	5,900	$81,596
Calbee	4,000	178,481
Canon	4,100	131,401
Central Glass	25,000	105,297
Central Japan Railway	700	122,677
Chubu Electric Power	17,300	293,836
Chugai Pharmaceutical	5,300	192,867
Citizen Holdings	2,800	18,707
Cocokara fine	100	3,752
Cosmo Oil	7,000	11,353
Credit Saison	600	13,294
Dai Nippon Printing	8,000	88,885
Daicel	12,000	162,860
Daifuku	20,468	296,116
Daihatsu Motor	1,000	14,217
Daikin Industries	200	12,942
Daiwa Securities Group	303,000	2,356,082
Dip	1,615	190,383
East Japan Railway	1,500	148,263
Electric Power Development	3,000	103,724
Fancl	7,300	112,915
Fast Retailing	100	49,518
FP	2,000	64,550
Frontier Real Estate Investment ‡	9	39,214
FUJIFILM Holdings	24,100	956,630
Fujitsu	2,000	10,499
GMO internet	9,400	157,078
Hamamatsu Photonics	5,200	135,523
Haseko	50,400	638,870
Heiwa	15,100	331,765
Hino Motors	52,400	679,443
Hirose Electric	840	100,514
Hiroshima Bank	22,000	129,052
Hitachi	16,000	103,848
Hitachi Chemical	4,100	72,615
Hitachi Construction Machinery	100	1,666
Hitachi Koki	5,800	47,033
Hokkaido Electric Power *	21,500	259,523
Hokkoku Bank	1,000	3,647
Hokuetsu Kishu Paper	22,000	131,359
Honda Motor	4,100	131,649
Hoshizaki Electric	10,934	652,855
House Foods Group	6,400	129,461
Hoya	3,700	156,676
Idemitsu Kosan	400	7,362
IHI	24,000	95,469
Isetan Mitsukoshi Holdings	11,200	204,146

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Isuzu Motors	5,500	$76,242
ITOCHU	63,300	776,853
Itoham Foods	19,000	105,321
Jafco	5,300	259,580
Japan Exchange Group	1,500	52,285
Japan Tobacco	9,900	384,505
Joyo Bank	1,000	5,922
JSR	2,800	46,631
JX Holdings	80,300	342,814
Kagoshima Bank	1,000	6,842
Kamigumi	7,000	65,914
Kaneka	12,000	86,658
Kansai Electric Power	24,200	328,433
Kansai Paint	8,000	130,326
Kao	3,200	162,434
Kawasaki Heavy Industries	17,000	74,620
KDDI	42,000	1,067,664
Keio	15,000	125,025
Kewpie	7,000	158,430
Keyence	500	252,148
Kikkoman	6,000	210,110
Kintetsu Group Holdings	3,000	10,699
Kirin Holdings	7,000	107,823
Kissei Pharmaceutical	1,900	46,528
Kobayashi Pharmaceutical	1,900	149,167
Koito Manufacturing	3,000	118,005
Komatsu	11,200	207,399
Konica Minolta	24,700	308,314
Kose	4,100	398,967
Koyo Seiko	6,000	103,748
Kubota	7,000	119,938
Kuraray	8,600	101,450
Kusuri No Aoki	6,537	339,153
Kyowa Hakko Kirin	7,000	113,979
Kyushu Electric Power	13,400	190,077
Laox *	48,518	203,961
Leopalace21 *	100	547
Lion	25,297	217,791
M3	13,700	323,114
Mabuchi Motor	4,852	290,881
Makita	1,300	71,852
Marubeni	17,000	94,646
Mazda Motor	2,200	43,233
Medipal Holdings	3,300	58,792
Minebea	7,000	109,743
Miraca Holdings	2,200	101,360
Mitsubishi	9,600	207,554
Mitsubishi Chemical Holdings	8,500	55,553

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Mitsubishi Electric	9,000	$96,837
Mitsubishi Estate	6,000	133,376
Mitsubishi Heavy Industries	2,000	10,589
Mitsubishi Logistics	3,000	43,668
Mitsubishi Materials	16,000	57,966
Mitsubishi Motors	1,000	8,512
Mitsubishi Tanabe Pharma	6,100	101,687
Mitsubishi UFJ Financial Group	41,700	302,820
Mitsui	9,600	124,827
Mitsui Chemicals	4,000	15,008
Mitsui Fudosan	3,000	85,412
Mitsui OSK Lines	15,000	45,023
Miura	8,100	88,101
Mizuho Financial Group	355,800	769,103
MonotaRO	1,000	52,689
Morinaga	80,000	349,215
Murata Manufacturing	1,200	178,158
Next	30,455	227,795
NGK Spark Plug	4,000	106,023
NH Foods	6,000	145,964
NHK Spring	100	1,061
Nichirei	21,677	141,674
Nifco	7,372	318,828
Nihon M&A Center	3,564	146,949
Nintendo	100	17,598
Nippon Telegraph & Telephone	63,000	2,421,435
Nippon Yusen	29,000	79,324
Nipro	25,900	273,973
Nishi-Nippon City Bank	118,000	358,946
Nissan Motor	5,100	49,319
Nisshin Seifun Group	9,900	142,028
Nissin Foods Holdings	4,400	198,459
Nitori Holdings	2,100	188,591
Nitto Denko	1,800	136,378
NOF	23,000	190,592
NOK	4,400	129,052
Noritz	3,800	62,488
NS Solutions	5,300	209,332
NSK	8,000	103,409
NTN	53,683	305,374
NTT DOCOMO	26,700	563,256
Odakyu Electric Railway	12,000	120,160
Oji Holdings	2,000	8,747
Olympus	15,697	601,612
Omron	100	3,925
Ono Pharmaceutical	1,000	120,628
Onward Holdings	8,000	51,898
Open House	18,110	300,579

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Oracle Japan	1,900	$80,026
ORIX	4,800	71,767
Osaka Gas	21,000	84,027
Otsuka Holdings	300	10,779
Plenus	6,300	106,089
Rakuten	10,700	172,283
Resona Holdings	125,800	692,466
Rohm	1,500	86,900
Santen Pharmaceutical	10,000	147,255
Sanwa Holdings	39,537	299,873
Seven Bank	19,500	92,988
Sharp	7,000	9,263
Shimamura	500	51,640
Shimizu	68,281	599,425
Shin-Etsu Chemical	1,900	113,707
Shionogi	1,800	71,820
Shiseido	5,500	133,156
Showa Shell Sekiyu	8,600	80,841
Skylark	22,697	328,546
SoftBank Group	600	33,313
Sojitz	168,000	387,687
Sony	4,500	128,281
St. Marc Holdings	3,000	104,571
Stanley Electric	500	10,691
Start Today	10,600	339,976
Sumitomo	70,600	803,496
Sumitomo Chemical	27,000	154,242
Sumitomo Electric Industries	6,600	98,493
Sumitomo Metal Mining	1,000	13,471
Sumitomo Mitsui Financial Group	4,800	214,719
Sumitomo Mitsui Trust Holdings	19,000	88,274
Sumitomo Osaka Cement	33,000	123,815
Sumitomo Realty & Development	1,000	35,091
Sundrug	400	23,335
Suruga Bank	1,000	21,487
Suzuken	1,320	46,757
Sysmex	1,100	71,271
Taiheiyo Cement	2,000	6,600
Taisho Pharmaceutical Holdings	800	53,770
Takashimaya	10,000	95,776
Takeda Pharmaceutical	5,900	297,059
Takeuchi Manufacturing	5,000	307,823
TechnoPro Holdings	4,461	120,042
Terumo	100	2,582

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
THK	1,600	$31,036
Toho Gas	19,000	113,600
Tokai Rika	27,400	689,781
Tokyo Electric Power *	100	718
Tokyo Electron	2,500	137,996
Tokyo Gas	31,000	167,488
Tokyo Tatemono	11,762	164,659
Tokyu Fudosan Holdings	1,900	14,350
TonenGeneral Sekiyu	19,000	190,253
Toray Industries	1,000	7,967
Toshiba	7,000	21,463
TOTO	1,000	16,299
Toyo Suisan Kaisha	2,000	75,685
Toyota Boshoku	9,200	167,097
Toyota Industries	2,300	127,494
Toyota Motor	29,200	1,944,468
Tsumura	25,200	529,071
Tsuruha Holdings	4,100	360,261
TV Asahi Holdings	40,600	636,837
Unicharm	10,800	259,728
USS	6,900	121,314
Wacoal Holdings	9,000	115,028
West Japan Railway	200	14,377
Yakult Honsha	800	53,125
Yamaguchi Financial Group	5,000	66,850
Yamaha	4,300	101,346
Yamaha Motor	2,200	50,023
Yokogawa Electric	100	1,125
Zenkoku Hosho	7,563	275,828

		45,927,244

MALAYSIA — 0.5%
AirAsia	162,000	57,608
Alliance Financial Group	100	111
Allianz Malaysia	8,400	24,863
AMMB Holdings	116,400	170,133
Berjaya Sports Toto	79,302	69,048
Boustead Holdings	42,700	45,106
British American Tobacco Malaysia	1,800	31,769
CIMB Group Holdings	100	141
DiGi.Com	164,000	231,560
DRB-Hicom	7,800	2,896
Favelle Favco	14,600	10,498
Genting Malaysia	132,900	148,381
Genting Plantations	25,000	67,983
Hong Leong Bank	100	355
Hua Yang	74,700	37,111
IHH Healthcare	212,993	334,707

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
IOI	104,000	$115,299
IOI Properties Group	51,999	25,969
JCY International	131,600	25,463
Kim Loong Resources	13,000	10,027
Malayan Banking	114,700	275,916
Malaysian Pacific Industries	69,000	130,440
Maxis	45,800	79,876
Mega First	11,200	6,882
MISC	36,400	74,237
OSK Property Holdings	54,000	27,392
Panasonic Manufacturing Malaysia	1,800	10,590
Petronas Chemicals Group	136,400	228,611
Petronas Dagangan	8,300	45,748
Protasco	171,560	78,502
Public Bank	64,600	320,931
SapuraKencana Petroleum	134,600	86,226
SHL Consolidated	21,700	19,007
Sime Darby	24,900	56,773
Sunway	16,800	15,243
Sunway Construction Group *	1,680	483
Tenaga Nasional	149,700	477,537
Top Glove	129,600	258,217
UEM Edgenta	56,900	51,328
UMW Holdings	26,900	70,336
Unisem M	8,300	4,905
VS Industry	83,200	138,141
WTK Holdings	49,300	14,438

		3,880,787

MEXICO — 0.8%
Alfa, Cl A	208,000	413,224
Alsea	156,077	505,549
America Movil, Ser L	166,858	162,276
America Movil ADR, Cl L	45,050	873,069
Arca Continental	74,100	445,037
Banregio Grupo Financiero	57,800	330,568
Bio Pappel *	74,280	89,021
Cemex *	1	1
Cemex ADR *	11,948	101,558
El Puerto de Liverpool	8,400	98,501
Empresa ICA Sab de CV *	28,500	18,006
Fibra Uno Administracion ‡	15,900	38,199
Financiera Independencia SAB *	30,978	8,537
Fomento Economico Mexicano ADR	4,569	414,134
Genomma Lab Internacional, Cl B *	19,000	17,688
Gruma, Cl B	7,308	95,610

COMMON STOCK — continued
	Shares	Value

MEXICO (continued)
Gruma ADR	1,304	$68,160
Grupo Aeroportuario del Centro Norte Sab, Cl B	13,900	77,176
Grupo Aeroportuario del Pacifico, Cl B	42,425	334,792
Grupo Aeroportuario del Sureste, Cl B	4,600	68,769
Grupo Financiero Banorte, Cl O	89,956	475,225
Grupo Financiero Inbursa, Cl O	10,826	24,524
Grupo Financiero Santander Mexico, Cl B	32,400	57,832
Grupo Mexico	133,674	365,120
Grupo Televisa ADR	12,086	421,318
Industrias Bachoco	58,020	277,272
Industrias Bachoco ADR	3,379	192,907
Industrias Penoles	2,875	43,812
Infraestructura Energetica Nova *	909	4,423
Mexichem	89,343	261,722
OHL Mexico *	40,798	66,796
Unifin Financiera SAPI SOFOM ENR *	49,900	112,420
Wal-Mart de Mexico	18,200	44,121

		6,507,367

NETHERLANDS — 1.9%
Aalberts Industries	2,609	81,891
Aegon	81,985	630,640
Akzo Nobel	882	63,166
Arcadis	1,989	52,208
ASML Holding	4,978	495,536
ASML Holding, Cl G	23,110	2,291,819
Boskalis Westminster	2,647	129,379
Cimpress *	4,100	264,573
Core Laboratories	13,523	1,482,527
Euronext (A)	7,040	321,367
Fugro	1,172	24,552
Gemalto	995	85,443
GrandVision * (A)	9,038	220,853
Heineken	4,470	352,184
ING Groep	91,296	1,553,117
InterXion Holding *	79,924	2,207,501
James Hardie Industries	18,672	259,182
Koninklijke Ahold	16,315	324,763
Koninklijke DSM	5,876	335,637
Koninklijke KPN	117,411	464,208
Koninklijke Philips Electronics	6,494	180,547
Koninklijke Vopak	276	14,428
NN Group	41,224	1,271,979

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
NXP Semiconductor *	1,000	$96,990
QIAGEN *	2,462	69,017
RELX	25,227	420,293
Royal Dutch Shell, Cl A	41,423	1,190,260
Royal Dutch Shell, Cl B	16,533	480,357
TomTom *	17,619	190,579
Unilever	19,768	885,993
Wolters Kluwer	5,236	173,548
Yandex, Cl A *	7,000	97,370

		16,711,907

NEW ZEALAND — 0.2%
Air New Zealand	68,491	119,357
Argosy Property	45,226	33,287
Auckland International Airport	30,774	109,898
Contact Energy	9,672	31,603
Fisher & Paykel Healthcare	39,110	193,624
Fletcher Building	42,202	220,632
Genesis Energy	52,879	59,689
Kiwi Property Group ‡	31,160	28,385
Precinct Properties New Zealand ‡	52,735	39,858
SKY Network Television	19,025	76,858
SKYCITY Entertainment Group	33,207	96,886
Spark New Zealand	61,550	120,262
Xero *	9,986	116,674
Z Energy	29,946	114,651

		1,361,664

NORWAY — 0.4%
Akastor	7,026	9,504
Aker Solutions	7,026	27,989
Atea	10,036	86,926
DNB	5,961	97,204
DNO *	32,943	30,630
Fred Olsen Energy	2,700	12,567
Gjensidige Forsikring	8,858	142,167
Kongsberg Gruppen	4,384	73,259
Norsk Hydro	35,849	133,724
Opera Software	17,309	137,735
Orkla	29,498	235,451
Prosafe	137,200	399,753
Salmar	46,399	732,755
Schibsted, Cl A	4,238	147,762
Schibsted, Cl B *	4,238	138,526
Statoil	22,778	385,376
Telenor	14,081	308,910
Tomra Systems	6,440	57,159
Veidekke	9,557	106,176

COMMON STOCK — continued
	Shares	Value
NORWAY (continued)
XXL (A)	25,063	$276,911
Yara International	2,319	115,433

		3,655,917

PANAMA — 0.1%
Copa Holdings, Cl A	10,400	785,512

PHILIPPINES — 0.1%
Cebu Air	35,240	71,659
First Gen	31,100	17,578
Globe Telecom	2,770	156,261
Integrated Micro-Electronics	11,000	1,467
Lopez Holdings	1,340,500	211,326
Marcventures Holdings	36,000	2,385
Pepsi-Cola Products Philippines	143,400	14,956
San Miguel	67,980	83,684
San Miguel Pure Foods	2,910	10,499
Top Frontier Investment Holdings *	8,250	14,404
Universal Robina	38,664	161,723

		745,942

POLAND — 0.4%
Agora	5,296	16,216
Amica Wronki	992	45,759
Asseco Poland	25,128	384,171
Bank Pekao	3,460	145,982
Bank Zachodni WBK	10	798
CCC	708	36,225
Ciech *	4,441	83,002
ComArch	895	31,557
Emperia Holding	1,074	20,756
Energa	5,574	30,100
Impexmetal *	21,898	17,938
Kernel Holding	9,602	111,469
KGHM Polska Miedz	5,110	128,695
Lentex	21,694	45,147
LLP S.A. *	27	55,115
Orange Polska	52,490	113,132
PGE Polska Grupa Energetyczna	167,731	787,941
PKP Cargo	1,252	26,666
Polski Koncern Naftowy Orlen	19,589	395,405
Polskie Gornictwo Naftowe i Gazownictwo	271,965	453,503
Powszechny Zaklad Ubezpieczen	1,694	193,803
Rafako *	7,063	12,920
Tauron Polska Energia	22,263	22,369

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND (continued)
Trakcja *	28,268	$69,244
Zespol Elektrowni Patnow Adamow Konin	2,020	10,346

		3,238,259

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	1,912,918	147,060
Banco Espirito Santo *	66,989	74
CTT-Correios de Portugal	4,532	46,786
EDP – Energias de Portugal	68,697	254,104
Galp Energia SGPS	16,055	186,022
Jeronimo Martins SGPS	9,566	142,144
Mota-Engil SGPS	18,681	49,875
NOS SGPS	22,076	187,074
Pharol SGPS *	133,260	49,760
Portucel	27,780	106,020
Sonae SGPS	98,935	137,232

		1,306,151

PUERTO RICO — 0.0%
OFG Bancorp	12,200	98,332
Triple-S Management, Cl B *	15,400	332,332

		430,664

RUSSIA — 0.5%
Gazprom PAO ADR	24,649	114,618
Lenta GDR *	4,460	34,297
Lukoil PJSC ADR	20,545	845,513
Magnit PJSC GDR	4,169	226,169
Magnitogorsk Iron & Steel Works GDR	11,050	44,918
Mail.Ru Group GDR *	8,827	165,948
MegaFon PJSC GDR	4,168	51,683
MMC Norilsk Nickel PJSC ADR	22,794	352,395
NovaTek GDR	941	93,864
Novolipetsk Steel GDR	1,157	15,215
OTCPharm PJSC *	9,357	36,742
QIWI ADR	4,003	122,572
Rosneft OAO GDR	21,537	83,133
Rostelecom *	1,701	14,050
RusHydro JSC ADR	40,120	35,827
Sberbank of Russia ADR	24,688	121,774
Severstal PAO GDR	13,900	156,792
Sistema GDR	31,842	270,339
Surgutneftegas OAO ADR	35,909	210,016
Tatneft OAO ADR	22,274	655,524
VimpelCom ADR	33,693	194,745
X5 Retail Group GDR *	13,323	238,482

		4,084,616

COMMON STOCK — continued
	Shares	Value
SAUDI ARABIA — 0.0%
Samba Financial Group	21,985	$156,177

SINGAPORE — 0.3%
Ascendas ‡	92,000	162,292
Ascott Residence Trust ‡	1,000	911
CapitaLand Mall Trust ‡	66,000	96,220
DBS Group Holdings	17,000	250,071
Ezion Holdings	106,100	66,900
Ezra Holdings *	11,440	1,117
Flextronics International *	28,733	316,350
Genting Singapore	79,000	50,676
Golden Agri-Resources	226,000	51,894
Jardine Cycle & Carriage	4,000	86,161
Keppel ‡	36,960	178,833
M1	55,000	125,487
Oversea-Chinese Banking	33,000	247,527
Religare Health Trust	33,200	25,532
Sembcorp Industries	1,000	2,603
Sembcorp Marine	1,000	1,903
Singapore Post	96,000	136,808
Singapore Press Holdings	51,000	155,396
Singapore Technologies Engineering	31,000	74,119
Singapore Telecommunications	42,000	125,218
Starhill Global ‡	1,000	634
Wilmar International	67,800	158,151

		2,314,803

SOUTH AFRICA — 0.9%
Anglo American Platinum *	4,768	99,267
AngloGold Ashanti	3,140	18,904
Aspen Pharmacare Holdings	3,429	100,569
Bidvest Group	4,357	106,047
Comair	5,673	1,682
FirstRand	197,484	854,550
Gold Fields	2,560	6,933
Group	27,880	465,025
Group ADR	20,700	346,311
Hulamin	84,848	35,749
Impala Platinum Holdings	2,660	9,569
Liberty Holdings	4,543	51,067
Mediclinic International	21,681	193,086
MMI Holdings	69,084	160,829
Mondi	7,281	174,269
Naspers, Cl N	2,726	381,417
Net 1 UEPS Technologies *	27,100	526,282
Netcare	49,850	159,162
Pioneer Foods	1,944	30,427

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
PPC	6,166	$10,972
Remgro	13,860	287,045
RMB Holdings	20,680	111,735
Sanlam	50,865	268,675
Sappi *	8,589	28,204
Sasol	23,294	808,000
Shoprite Holdings	5,841	77,663
Sibanye Gold	38,211	50,293
Sibanye Gold ADR	13,871	74,210
Standard Bank Group	107,395	1,292,789
Steinhoff International Holdings	99,800	604,074
Super Group *	17,137	48,091
Telkom SOC	17,083	83,023
Transaction Capital	14,668	12,198
Woolworths Holdings	76,534	600,825

		8,078,942

SOUTH KOREA — 2.3%
Amorepacific	1,367	480,141
AMOREPACIFIC Group	2,090	347,395
BNK Financial Group	610	7,168
Busan City Gas	843	26,152
Celltrion	3,945	262,629
Cheil Industries *	169	24,191
Cheil Worldwide	4,010	65,454
CJ	1,274	332,613
CJ CheilJedang	430	151,032
Cosmax	577	100,346
CrystalGenomics *	831	10,368
Daedong	2,576	8,872
Daelim Industrial	125	7,948
Daesung Holdings	1,980	21,997
Daewon San Up	6,352	36,316
Daewoo International	320	5,661
DGB Financial Group	640	6,126
Dong-A ST, Cl A	164	19,481
Dongil Industries	523	33,611
Dongwon Development	2,355	104,653
Doosan	597	52,295
E1	143	8,432
Eusu Holdings *	13,172	106,263
Green Cross	1,680	315,857
GS Holdings	8,010	310,775
Halla Holdings	41	1,804
Hanwha	1,210	49,118
Hotel Shilla	1,790	192,745
Hyosung	593	72,215

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Hyundai Engineering & Construction	445	$13,082
Hyundai Glovis	420	69,991
Hyundai Heavy Industries	1	83
Hyundai Home Shopping Network	578	60,509
Hyundai Marine & Fire Insurance	22,500	609,537
Hyundai Merchant Marine *	1,410	7,543
Hyundai Mobis	1,107	201,978
Hyundai Motor Company	1,222	155,602
Hyundai Steel	2,564	127,964
Industrial Bank of Korea	740	8,759
INTOPS	1,122	15,198
Kangwon Land	3,083	112,370
KB Financial Group	9,153	287,852
KB Financial Group ADR	8,400	264,516
KCC	202	84,501
KEPCO Plant Service & Engineering	664	66,675
Kia Motors	13,344	500,621
KISCO	520	24,930
Korea Electric Power	18,709	813,817
Korea Investment Holdings	3,045	161,859
Korea Zinc	96	40,364
Korean Air Lines *	580	17,398
KT&G	3,821	359,193
Kumho Petrochemical	122	6,308
Kunsul Chemical Industrial	1,106	49,622
KyungDong City Gas	567	53,543
LG	1,291	63,990
LG Chemical	778	166,218
LG Display	9,940	187,731
LG Display ADR	14,541	139,157
LG International	490	12,060
LG Uplus	3,970	39,186
Lotte Chemical	329	73,242
Lotte Chilsung Beverage	75	144,084
LS	493	16,516
Macquarie Korea Infrastructure Fund	6,562	44,302
Macrogen *	251	9,191
Mando	45	4,307
Medy-Tox	1,311	596,373
Meritz Financial Group	31,306	426,724
Mi Chang Oil Industrial	247	15,135
Mobase	5,176	41,358
NAVER	2,466	1,102,182
OCI	374	31,003

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Orion	149	$146,944
Paradise	54,209	1,097,939
POSCO	1,908	320,405
Posco ICT	12,756	55,269
RedcapTour	1,187	25,969
S&T Holdings	5,263	103,897
Sam Young Electronics	1,260	14,860
Samsung C&T	1,287	62,252
Samsung Card	1,780	58,717
Samsung Electronics	3,908	3,957,595
Samsung Electronics GDR	1,205	610,935
Samsung Fire & Marine Insurance	1,089	260,582
Samsung Heavy Industries	3,270	38,564
Samsung Life Insurance	1,874	171,361
Samsung SDI	340	24,930
SeAH Holdings	100	17,092
Sewon Precision Industry *	4,119	88,354
Shinhan Financial Group	8,220	295,039
Shinsegae	79	14,043
Shinsegae Information and Communication Company	195	29,496
SK Chemicals	172	10,407
SK Holdings	958	184,584
SK Hynix	15,322	485,789
SK Telecom	214	45,629
SK Telecom ADR	26,055	625,060
SKC	320	9,749
S-Oil	2,522	135,136
ViroMed *	2,639	396,476
YESCO	1,130	39,835
Young Poong	1	1,164
Yuhan	1,520	350,075

		20,066,379

SPAIN — 0.9%
Abengoa Yield PLC	1,200	30,456
Abertis Infraestructuras	14,402	235,752
Acerinox	4,160	50,713
Aena * (A)	23,591	2,601,244
Almirall	5,528	108,612
Amadeus IT Holding, Cl A	10,609	462,674
Banco Bilbao Vizcaya Argentaria	13,275	134,333
Banco Popular Espanol	25,096	115,180
Banco Santander	85,841	592,423
Bankia	6,467	8,544
CaixaBank	39,220	174,835

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Distribuidora Internacional de Alimentacion	20,244	$126,706
Ebro Foods	3,093	61,755
Enagas	8,971	252,024
Ferrovial	3,841	93,395
Grifols	6,129	270,526
Grupo Catalana Occidente	1,419	44,025
Iberdrola	27,289	192,528
Industria de Diseno Textil	16,520	565,611
Merlin Properties Socimi ‡ *	11,064	121,255
NH Hotel Group *	46,872	284,154
Red Electrica	4,207	336,222
Repsol	22,232	373,569
Telefonica	49,814	762,632
Viscofan	1,310	78,295
Zardoya Otis	7,474	82,001

		8,159,464

SWEDEN — 0.6%
Assa Abloy, Cl B	6,651	134,997
Atlas Copco, Cl A	8,044	219,871
Autoliv	1,934	203,457
Axfood	9,380	159,509
BillerudKorsnas	12,693	194,954
Elekta, Cl B	21,122	140,295
Hennes & Mauritz, Cl B	12,752	507,316
Hexpol	16,200	173,798
Holmen, Cl B	4,751	135,589
Hufvudstaden, Cl A	7,488	96,869
Investment Kinnevik, Cl B	8,321	266,314
Investor, Cl B	8,010	309,100
Lundin Petroleum *	6,553	95,028
Meda, Cl A	11,116	181,428
Medivir, Cl B *	2,714	28,786
Securitas, Cl B	10,349	148,396
Skanska, Cl B	6,356	133,873
SKF, Cl B	4,224	82,651
Svenska Cellulosa SCA, Cl B	11,785	335,514
Swedbank, Cl A	18,300	428,929
Swedish Match	3,694	113,174
Swedish Orphan Biovitrum *	8,624	113,564
Tele2, Cl B	8,423	87,630
Telefonaktiebolaget LM Ericsson, Cl B	51,627	552,372
TeliaSonera	60,748	369,343
Wallenstam, Cl B	14,484	104,851

		5,317,608

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 3.5%
ABB	17,067	$346,709
Burckhardt Compression Holding	264	99,857
Cie Financiere Richemont	33,944	2,929,659
Credit Suisse Group	131,834	3,885,576
EMS-Chemie Holding	499	243,484
Forbo Holding	405	493,729
Geberit	1,180	408,476
Georg Fischer	218	145,288
Givaudan	685	1,276,001
Helvetia Holding	539	296,191
Julius Baer Group	41,829	2,313,733
Kaba Holding	343	219,367
Kuehne + Nagel International	12,463	1,720,546
Kuoni Reisen Holding	304	84,392
LafargeHolcim	23,200	1,615,813
Leonteq	2,385	551,144
Mobimo Holding	450	95,747
Nestle	21,708	1,644,443
Novartis	25,569	2,656,657
OC Oerlikon	20,580	252,378
Partners Group Holding	166	55,574
Roche Holding	3,801	1,097,857
Schindler Holding	2,558	412,171
SGS	226	431,512
Sika	41	148,632
STMicroelectronics	28,489	222,927
Straumann Holding	636	188,240
Swatch Group	436	187,747
Swiss Life Holding	4,257	1,005,327
Swisscom	429	249,506
Syngenta	1,650	679,603
TE Connectivity	36,300	2,211,396
U-Blox	2,184	462,656
UBS Group	43,545	1,002,666
Vontobel Holding	2,109	112,401
Zurich Insurance Group	907	276,239

		30,023,644

TAIWAN — 1.3%
Advantech	23,088	155,765
AU Optronics ADR	57,291	190,779
Catcher Technology	16,331	180,010
Cathay Financial Holding	58,000	93,692
Cheng Shin Rubber Industry	61,000	117,859
Chicony Electronics	19,095	49,656
China Airlines *	54,000	24,031
China Steel	77,520	55,492
China Steel Chemical	24,000	87,801

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
ChipMOS TECHNOLOGIES	3,053	$50,252
Chunghwa Telecom	214,000	664,270
Compal Electronics	432,000	291,453
CTBC Financial Holding	101,000	73,259
Delta Electronics	88,000	433,429
E.Sun Financial Holding	256,359	155,903
Eclat Textile	25,103	368,536
Ennoconn	41,126	419,447
Eva Airways *	41,000	29,609
Evergreen Marine Taiwan	136,350	65,429
Far Eastern New Century	49,939	47,137
Far EasTone Telecommunications	46,064	107,823
Formosa Chemicals & Fibre	88,580	209,866
Formosa Plastics	135,200	299,764
Fubon Financial Holding	356,818	650,990
Giant Manufacturing	13,000	109,735
Hiwin Technologies	6,000	37,154
Hon Hai Precision Industry	173,488	498,404
Hon Hai Precision Industry GDR	114,530	706,650
Hotai Motor	1,000	12,828
King Slide Works	5,000	57,805
Largan Precision	1,042	105,779
Novatek Microelectronics	26,000	94,294
Parade Technologies	10,000	84,095
Pou Chen	146,000	207,174
Powertech Technology	73,000	136,883
President Chain Store	22,000	159,923
Silicon Motion Technology ADR	11,669	307,128
Sinbon Electronics	56,470	87,733
Standard Foods	2,888	8,727
Taiwan Mobile	18,000	59,579
Taiwan Semiconductor Manufacturing ADR	122,189	2,701,599
Tatung *	31,000	5,715
Teco Electric and Machinery	92,000	72,122
Uni-President Enterprises	114,480	201,608
United Microelectronics	394,000	140,395
Yuanta Financial Holding	345,000	163,914

		10,781,496

THAILAND — 0.6%
Advanced Info Service	22,800	161,725
Airports of Thailand	35,513	296,236
Asia Plus Group Holdings	1,248,300	143,088
Bangchak Petroleum	480,000	466,449
Bangkok Dusit Medical Services	225,800	128,772

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Bangkok Dusit Medical Services, Cl F	225,000	$128,316
BEC World	23,500	24,003
BTS Group Holdings	120,600	33,704
Central Pattana	2,100	2,815
Charoen Pokphand Foods	35,881	21,277
CP ALL PLC	211,100	287,496
Delta Electronics Thailand	80,500	183,863
Fabrinet *	16,900	313,664
Glow Energy	49,900	126,360
Kang Yong Electric	1,000	8,058
Kasikornbank	6,400	32,413
Krung Thai Bank	1,410,600	700,398
Krungthai Card	53,500	120,297
Lalin Property	144,100	16,027
Minor International	40,810	33,868
Pre-Built	19,100	6,937
PTT	49,000	453,227
PTT Exploration & Production	4,100	10,877
PTT Global Chemical	4,800	8,410
Ratchaburi Electricity Generating Holding	5,500	8,388
Siam Cement	15,714	234,813
Siam City Cement	100	1,038
Siam Commercial Bank	23,900	103,073
Thai Central Chemical	11,600	7,899
Thai Union Frozen Products	147,200	78,936
Thai Vegetable Oil	24,600	17,100
Thanachart Capital	641,800	569,052
Tipco Asphalt	225,500	156,113
TKS Technologies	110,440	28,358

		4,913,050

TURKEY — 0.3%
Adana Cimento Sanayii, Cl A	43,476	105,744
Akbank	14,478	38,767
Akcansa Cimento	18,132	102,729
Baticim Bati Anadolu Cimento Sanayii	4,440	11,344
BIM Birlesik Magazalar	3,640	61,737
Bossa Ticaret Ve Sanayi Isletmeleri Tas	21,305	20,989
Bursa Cimento Fabrikasi	14,956	23,208
Cimentas Izmir Cimento Fabrikasi Turk *	3,927	16,935
Coca-Cola Icecek	6,170	88,617
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	18,228	17,103
Enka Insaat ve Sanayi	78,971	143,061

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Eregli Demir ve Celik Fabrikalari	211,738	$317,863
Ford Otomotiv Sanayi	7,400	88,124
Haci Omer Sabanci Holding	240	821
Is Yatirim Menkul Degerler	72,015	27,547
KOC Holding	46,300	205,510
Soda Sanayii	39,720	65,218
TAV Havalimanlari Holding	43,432	330,704
Tupras Turkiye Petrol Rafinerileri	15,896	413,017
Turk Hava Yollari *	77,101	251,245
Turkcell Iletisim Hizmetleri	26,002	119,168
Turkiye Garanti Bankasi	17,864	52,862
Turkiye Halk Bankasi	5,761	25,155
Turkiye Is Bankasi, Cl C	95,081	185,283

		2,712,751

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	41,408	93,352
DP World	6,204	141,141
Emaar Malls Group PJSC *	245,691	217,411

		451,904

UNITED KINGDOM — 4.8%
Admiral Group PLC	9,284	214,720
Anglo American	7,718	97,772
Aon PLC	2,595	261,498
ARM Holdings PLC	217,601	3,421,944
Ashtead Group	7,729	118,467
AstraZeneca	15,857	1,069,762
Auto Trader Group * (A)	191,290	1,013,582
AVEVA Group	4,100	141,180
Aviva PLC	55,401	449,887
Babcock International Group	2,118	32,794
BAE Systems PLC	26,608	199,534
Barclays	208,079	938,931
Barratt Developments PLC	197,310	1,956,615
Betfair Group	7,028	305,551
BG Group	5,943	101,393
BHP Billiton	16,816	310,532
Booker Group PLC	111,928	312,877
BP PLC	53,386	329,687
British American Tobacco	8,994	533,868
British Land ‡	3,998	52,507
BTG *	16,819	171,775
Bunzl	15,439	442,182
Burberry Group PLC	23,637	593,924
Cable & Wireless Communications PLC	140,214	140,247

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Capita	4,879	$99,355
Centrica PLC	51,336	213,650
Cherkizovo Group PJSC GDR	1,153	10,584
Cobham PLC	34,964	142,674
Compass Group	12,240	195,924
Croda International	17,905	850,023
CSR	4,137	58,016
Delphi Automotive PLC	14,150	1,104,832
Diageo	85,681	2,394,412
Domino’s Pizza Group PLC *	166,685	2,336,219
Drax Group	10,716	49,919
Electrocomponents	11,858	36,907
Elementis	27,586	110,714
Filtrona PLC	9,290	132,383
Firstgroup *	32,913	59,314
G4S	36,409	156,189
GlaxoSmithKline PLC	35,109	765,397
Glencore	73,334	238,206
Greggs	15,356	324,938
Halma	41,756	493,625
Hammerson ‡	3,450	35,451
Hargreaves Lansdown	78,831	1,474,811
Hikma Pharmaceuticals	4,154	155,366
Howden Joinery Group	77,375	598,845
HSBC Holdings	57,431	519,915
Hunting	7,139	57,248
Imperial Tobacco Group PLC	4,835	254,076
Inchcape	23,250	291,555
Indivior *	2,985	12,297
Inmarsat	7,367	102,161
Innospec	1,700	73,525
Intermediate Capital Group	30,927	281,813
Intertek Group	7,299	278,920
J Sainsbury	24,477	101,256
Johnson Matthey	3,143	143,076
Kingspan Group	13,649	344,246
Land Securities Group ‡	2,883	58,439
Legal & General Group	19,805	80,631
Liberty Global *	29,880	1,468,303
Lloyds Banking Group	198,592	258,028
Lonmin	791	644
Micro Focus International	8,282	180,811
Mondi	9,312	223,948
Moneysupermarket.com Group	9,592	43,934
National Grid PLC	65,278	869,660
Pearson	18,481	347,195
Pennon Group	8,560	109,013
Playtech	4,778	67,639

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Provident Financial	6,566	$304,845
Prudential	6,451	151,868
Randgold Resources	891	53,737
Reckitt Benckiser Group PLC	3,374	323,990
Rexam	31,501	273,761
Rightmove PLC	6,929	394,305
Rolls-Royce Holdings PLC	18,613	230,791
RSA Insurance Group	10,202	81,890
Sage Group	48,686	396,118
Shaftesbury PLC ‡	10,627	155,169
Shire PLC	9,004	798,668
Sky	14,520	258,496
Soco International	15,380	37,949
South32 *	16,816	21,468
SSE	24,017	568,217
SSP Group	49,589	240,840
Standard Chartered PLC	7,421	113,595
Stolt-Nielsen	1,998	32,287
Subsea 7	4,377	38,340
TalkTalk Telecom Group	11,580	54,505
Tate & Lyle	5,019	42,717
Ted Baker	5,546	279,487
Telecity Group PLC	111,426	1,905,387
Telecom Plus	1,529	28,987
UBM	906	7,520
Ultra Electronics Holdings	2,889	78,727
UNITE Group	37,127	365,849
United Utilities Group PLC	701	9,765
Victrex PLC	3,660	110,654
Vodafone Group	462,679	1,747,465
VTB Bank JSC GDR	79,310	186,934
WH Smith	8,647	213,491
Whitbread PLC	3,366	272,812
WM Morrison Supermarkets	20,843	59,403
Workspace Group ‡	21,092	320,983

		41,578,336

UNITED STATES — 46.6%
Consumer Discretionary — 6.9%
1-800-Flowers.com, Cl A *	23,400	232,830
Aaron’s	2,200	81,356
Advance Auto Parts	3,967	691,091
Amazon.com *	6,144	3,294,106
Amcon Distributing	602	49,725
American Axle & Manufacturing Holdings *	13,700	273,726
America’s Car-Mart *	1,700	78,642
Aramark	26,300	836,866

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Arctic Cat	3,700	$105,857
Ark Restaurants	500	12,175
AutoZone *	1,126	789,258
Bassett Furniture Industries	3,578	117,323
Big 5 Sporting Goods	13,400	147,534
Big Lots	4,000	172,720
Bloomin’ Brands	31,000	721,990
BorgWarner	11,954	594,233
Boyd Gaming *	6,800	116,212
Bravo Brio Restaurant Group *	8,300	107,817
Cambium Learning Group *	31,513	148,111
CarMax *	3,183	205,335
Carmike Cinemas *	10,866	272,193
Carriage Services, Cl A	17,832	428,503
Carrols Restaurant Group *	29,334	323,261
Cavco Industries *	3,200	233,856
Century Communities *	12,886	260,297
Charter Communications, Cl A *	321	59,661
Cherokee	10,933	306,889
Children’s Place	200	11,580
Chipotle Mexican Grill, Cl A *	1,250	927,787
Columbia Sportswear	4,879	349,044
Comcast, Cl A	13,269	828,118
Cooper Tire & Rubber	14,500	477,485
CSS Industries	4,400	124,916
Culp	3,300	99,825
Dana Holding	20,112	373,279
Destination Maternity	6,800	67,116
DeVry Education Group	21,300	647,094
DineEquity	2,040	212,180
DISH Network, Cl A *	1,162	75,077
Dollar General	7,800	626,886
Dollar Tree *	26,463	2,064,908
DSW, Cl A	7,830	254,632
El Pollo Loco Holdings *	8,100	152,199
Entercom Communications, Cl A *	4,500	47,385
Entravision Communications, Cl A	37,382	286,720
EW Scripps, Cl A	11,740	257,928
Express *	19,331	368,062
Flexsteel Industries	3,000	119,760
Ford Motor	43,600	646,588
Gannett	15,300	193,545
General Motors	28,800	907,488
Genesco *	2,500	161,725
Genuine Parts	5,695	506,570

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
GNC Holdings, Cl A	7,600	$373,996
Good Times Restaurants *	28,243	229,898
Gray Television *	12,000	202,680
Groupon, Cl A *	5,200	25,064
Habit Restaurants, Cl A *	7,300	216,883
Harte-Hanks	39,921	187,230
Hasbro	9,405	740,550
Haverty Furniture	5,500	121,990
Helen of Troy *	2,600	228,228
hhgregg *	7,500	25,125
Home Depot	4,612	539,742
Horizon Global *	4,400	55,088
Houghton Mifflin Harcourt *	17,300	452,049
HSN	3,967	291,614
International Game Technology *	1,678	33,224
Interpublic Group of Companies	29,000	617,700
Interval Leisure Group	10,763	229,467
Isle of Capri Casinos *	4,700	85,728
Jack in the Box	2,400	228,000
K12 *	4,200	55,398
Kirkland’s	11,577	315,821
Kohl’s	11,700	717,444
Kona Grill *	10,122	192,723
Lear	3,600	374,652
LGI Homes *	13,924	272,075
Liberty Global, Cl A *	5,918	310,458
Liberty Global LiLAC *	300	12,827
Lithia Motors, Cl A	2,200	263,318
Lowe’s	5,258	364,695
M/I Homes *	6,200	155,496
Marcus	600	12,576
MarineMax *	11,228	202,778
Marriott Vacations Worldwide	1,900	158,840
Mattel	35,000	812,350
McClatchy, Cl A *	15,700	12,717
McDonald’s	10,074	1,005,990
MDC Holdings	4,576	136,639
Meredith	5,119	245,303
Metaldyne Performance Group	1,900	35,606
Mohawk Industries *	2,300	463,657
Monarch Casino & Resort *	8,900	165,629
Monro Muffler Brake	2,014	127,386
Motorcar Parts of America *	12,396	367,294
Movado Group	1,600	40,528
Murphy USA *	1,652	90,464

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
National CineMedia	8,773	$135,982
Nautilus *	29,897	631,723
Netflix *	6,329	723,468
New York Times, Cl A	48,000	634,560
Newell Rubbermaid	11,400	493,392
NIKE, Cl B	13,681	1,576,325
Norwegian Cruise Line Holdings *	26,517	1,655,191
O’Reilly Automotive *	4,013	964,364
Outerwall	3,000	212,460
Oxford Industries	900	75,537
Papa Murphy’s Holdings *	16,879	325,765
PetMed Express	16,500	278,025
Priceline Group *	2,114	2,628,907
PVH	6,700	777,468
Rave Restaurant Group *	16,216	202,376
RCI Hospitality Holdings *	10,300	114,948
Red Lion Hotels *	18,012	146,618
Remy International	244	7,222
Restoration Hardware Holdings *	3,300	334,818
Rocky Brands	12,300	223,368
Ross Stores	3,920	208,387
Ruth’s Hospitality Group	15,720	275,572
Scholastic	12,000	517,080
Select Comfort *	11,683	304,225
Shiloh Industries *	4,900	55,272
Sinclair Broadcast Group, Cl A	9,219	267,535
Skullcandy *	22,871	167,187
Smith & Wesson Holding *	16,000	259,520
Sportsman’s Warehouse Holdings *	22,096	258,302
Stage Stores	6,600	116,160
Standard Motor Products	4,400	160,908
Staples	14,500	213,295
Starbucks	18,800	1,089,084
Stein Mart	9,100	92,729
Stoneridge *	23,100	281,127
Strattec Security	1,300	91,377
Target	6,200	507,470
TEGNA	16,000	466,080
Tesla Motors *	135	35,930
Thor Industries	2,100	117,348
Tilly’s, Cl A *	17,357	157,081
Time	35,116	783,789
Time Warner	18,133	1,596,429
Time Warner Cable	1,428	271,334

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
TJX	12,810	$894,394
Tower International *	5,000	130,650
Townsquare Media, Cl A *	900	11,700
TRI Pointe Group *	32,800	485,440
Twenty-First Century Fox, Cl A	7,071	243,879
Viacom, Cl B	9,800	558,600
VOXX International, Cl A *	12,500	100,000
Walt Disney	19,215	2,305,800
West Marine *	3,901	35,421
Yum! Brands	9,549	838,020
ZAGG *	37,800	293,706

		59,579,732

Consumer Staples — 2.7%
Altria Group	10,496	570,773
Archer-Daniels-Midland	15,900	753,978
Brown-Forman, Cl B	6,700	726,347
Bunge	3,900	311,415
Cal-Maine Foods	5,800	314,128
Casey’s General Stores	1,010	103,237
Church & Dwight	6,898	595,504
Clorox	1,200	134,328
Coca-Cola	28,923	1,188,157
Colgate-Palmolive	3,980	270,720
ConAgra Foods	7,800	343,668
Costco Wholesale	4,462	648,329
CVS Health	29,048	3,267,028
Dean Foods	11,300	201,140
Hain Celestial Group *	2,344	159,345
Hormel Foods	9,744	576,942
Ingles Markets, Cl A	9,600	444,288
Ingredion	7,700	679,140
J&J Snack Foods	1,300	153,868
JM Smucker	6,600	737,154
John B Sanfilippo & Son	12,230	635,838
Keurig Green Mountain	6,728	504,869
Kimberly-Clark	865	99,449
Kraft Heinz	11,609	922,567
Kroger	45,000	1,765,800
McCormick	5,833	478,364
Medifast *	5,700	175,959
Nature’s Sunshine Products	7,532	94,376
Omega Protein *	8,400	119,448
PepsiCo	9,468	912,242
Philip Morris International	2,980	254,879
Pilgrim’s Pride	6,565	142,067
Procter & Gamble	19,710	1,511,757

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Reynolds American	48	$4,118
Rite Aid *	13,318	118,663
Roundy’s *	16,600	42,828
Sanderson Farms	3,100	223,231
SpartanNash	17,800	573,338
Sysco	8,400	305,004
TreeHouse Foods *	2,949	241,700
USANA Health Sciences *	900	112,185
Village Super Market, Cl A	3,400	97,512
Walgreens Boots Alliance	4,106	396,763
Wal-Mart Stores	16,422	1,182,056
Weis Markets	1,300	54,821

		23,149,323

Energy — 2.6%
Abraxas Petroleum *	65,196	122,568
Adams Resources & Energy	3,700	176,749
Apache	40,627	1,863,154
Carrizo Oil & Gas *	6,277	239,342
Chevron	19,712	1,744,118
Columbia Pipeline Group	22,800	665,304
ConocoPhillips	12,226	615,457
Continental Resources *	13,050	436,000
Delek US Holdings	10,237	365,154
Energen	7,600	419,520
Equities	6,100	468,785
Exxon Mobil	31,906	2,527,274
FMC Technologies *	22,500	737,100
GasLog	4,200	65,184
Golar LNG	600	25,842
Green Plains	5,100	114,495
Gulf Island Fabrication	1,600	18,256
Hallador Energy	5,500	38,720
Helmerich & Payne	17,982	1,038,281
HollyFrontier	9,500	458,470
Independence Contract Drilling *	27,699	203,311
Marathon Petroleum	21,400	1,169,938
McDermott International *	103,000	453,200
Murphy Oil	6,610	216,742
Newpark Resources *	10,692	77,303
Occidental Petroleum	8,780	616,356
Pacific Ethanol *	12,500	92,250
Parker Drilling *	30,100	76,454
PDC Energy *	5,553	260,713
Phillips 66	6,787	539,566
REX American Resources *	4,100	211,724

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Ring Energy *	18,199	$148,686
Schlumberger	26,438	2,189,595
SemGroup, Cl A	3,270	232,464
Spectra Energy	11,937	361,214
Synergy Resources *	25,761	250,655
Tesoro	2,600	253,084
Transocean	40,000	530,400
VAALCO Energy *	33,700	44,484
Valero Energy	23,637	1,550,587
Warren Resources *	73,300	26,022
Western Refining	14,204	627,249
Whiting Petroleum *	7,650	156,749
Williams Companies	9,200	482,816

		22,911,335

Financials — 7.8%
Acadia Realty Trust ‡	10,453	334,287
Access National	9,300	180,513
ACE	2,000	217,540
Agree Realty ‡	600	18,594
Alleghany *	300	145,839
Allstate	2,300	158,585
Ambac Financial Group *	700	11,228
American Assets Trust ‡	3,100	129,022
American Campus Communities ‡	19,700	735,204
American Capital Agency ‡	6,099	117,467
American Equity Investment Life Holding	12,046	355,839
American Express	3,600	273,816
American International Group	46,610	2,988,633
American National Bankshares	4,100	97,088
American Tower, Cl A ‡	2,500	237,775
Ameriprise Financial	4,700	590,649
Ameris Bancorp	12,362	333,898
Apollo Commercial Real Estate Finance ‡	9,200	155,296
Apollo Residential Mortgage ‡	11,400	165,072
Argo Group International Holdings	6,686	376,957
Ashford Hospitality Prime ‡	6,500	94,640
Aspen Insurance Holdings	5,400	259,686
Assurant	7,800	581,880
Asta Funding *	5,900	49,265
Atlas Financial Holdings *	16,102	297,243
AvalonBay Communities ‡	1,039	179,061
Axis Capital Holdings	2,000	115,120
Banc of California	13,900	168,607

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Bank of America	141,100	$2,522,868
Bank of Commerce Holdings	18,600	107,694
Banner	8,358	398,342
Bar Harbor Bankshares	6,027	206,726
BB&T	4,000	161,080
Berkshire Hathaway, Cl B *	6,053	864,005
Berkshire Hills Bancorp	7,700	224,070
BNC Bancorp	12,489	281,252
Boston Private Financial Holdings	17,262	217,156
Boston Properties ‡	1,009	124,389
C&F Financial	2,400	91,200
Calamos Asset Management, Cl A	16,500	198,165
Camden Property Trust ‡	1,423	113,313
Capital Bank Financial, Cl A *	5,500	164,835
Capital One Financial	15,707	1,276,979
CBL & Associates Properties ‡	6,232	101,831
Cedar Realty Trust ‡	16,700	111,890
CenterState Banks	10,347	144,237
Chubb	1,700	211,361
Cincinnati Financial	8,300	458,243
Citigroup	60,567	3,540,747
Citizens & Northern	4,200	82,908
Civista Bancshares	4,700	49,303
CME Group, Cl A	1,800	172,872
CNB Financial	8,252	143,420
CNO Financial Group	31,734	566,135
CorEnergy Infrastructure Trust ‡	30,400	189,088
CoreSite Realty ‡	7,789	391,008
Cowen Group, Cl A *	11,900	67,235
Crawford, Cl B	18,900	130,788
Crown Castle International ‡	3,421	280,214
Customers Bancorp *	900	22,635
CyrusOne ‡	900	27,666
CYS Investments ‡	11,300	87,688
Dime Community Bancshares	6,400	108,800
Discover Financial Services	3,100	173,011
Dynex Capital ‡	21,100	155,507
E*TRADE Financial *	14,300	406,406
Eaton Vance	6,800	260,848
EMC Insurance Group	14,700	354,564
Employers Holdings	9,600	230,400
Enterprise Financial Services	14,200	342,646
Equinix ‡	2,044	570,092
ESSA Bancorp	5,500	70,675

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Everest Re Group	1,689	$309,290
FBR	4,500	105,750
FCB Financial Holdings, Cl A *	5,900	204,907
Federal Agricultural Mortgage, Cl C	7,100	189,925
Federated National Holding	14,777	348,589
Fidelity Southern	31,257	607,636
Fifth Third Bancorp	35,400	745,878
Financial Institutions	7,800	191,412
First Bancorp	4,900	93,149
First Business Financial Services	3,300	144,375
First Commonwealth Financial	21,900	201,480
First Community Bancshares	17,800	316,662
First Defiance Financial	12,200	469,090
First Financial	2,900	96,222
First Financial Northwest	13,500	167,805
First Industrial Realty Trust ‡	18,976	397,357
First NBC Bank Holding *	1,400	53,480
First Potomac Realty Trust ‡	29,951	339,944
Flushing Financial	5,800	120,408
FNF Group	4,100	160,269
FNFV Group *	5,166	75,217
Franklin Financial Network *	11,870	299,599
Gain Capital Holdings	12,900	90,042
Gladstone Commercial ‡	9,400	150,588
Gladstone Investment	32,600	260,800
Goldman Sachs Group	1,071	219,630
Great Southern Bancorp	6,900	286,350
Hatteras Financial ‡	5,134	83,479
HCI Group	8,200	368,016
Heartland Financial USA	4,100	154,488
Heritage Commerce	15,983	177,251
Heritage Financial	12,713	225,020
Heritage Oaks Bancorp	34,484	274,493
HomeStreet *	12,182	275,435
Horizon Bancorp	8,600	208,636
Horizon Technology Finance	11,300	117,746
Hudson Pacific Properties ‡	17,232	530,401
Iberiabank	2,856	184,355
Imperial Holdings *	11,500	64,975
Independence Holding	5,900	77,172
Intercontinental Exchange	900	205,236
Invesco	11,800	455,480
Investors Real Estate Trust ‡	40,303	290,585
JPMorgan Chase	49,840	3,415,535
Kansas City Life Insurance	1,600	75,344

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
KCG Holdings, Cl A *	9,900	$105,138
KeyCorp	30,600	454,104
Kilroy Realty ‡	3,918	277,590
Kite Realty Group Trust ‡	9,854	260,146
Lakeland Bancorp	7,035	79,496
LendingTree *	7,367	610,872
Lincoln National	15,811	890,476
M&T Bank	3,200	419,680
Manning & Napier, Cl A	9,300	93,000
Marsh & McLennan	3,000	173,820
MBIA *	30,100	179,095
McGraw Hill Financial	1,500	152,625
Medallion Financial	15,700	123,716
Merchants Bancshares	4,600	145,360
MetLife	4,589	255,791
MidSouth Bancorp	10,900	152,055
MidWestOne Financial Group	5,497	178,048
Monarch Financial Holdings	9,447	120,827
Mortgage Investment Trust ‡	11,000	200,200
NASDAQ OMX Group	8,700	443,961
National Penn Bancshares	13,416	143,820
National Western Life Insurance, Cl A	500	120,495
Navigators Group *	2,000	156,360
Nelnet, Cl A	4,181	164,690
New York Community Bancorp	16,100	306,383
New York Mortgage Trust ‡	23,900	178,772
NewBridge Bancorp	34,463	303,619
Northern Trust	16,330	1,249,081
Northrim BanCorp	5,400	136,566
NorthStar Asset Management Group	10,815	198,131
OceanFirst Financial	13,500	236,655
Old Line Bancshares	5,500	87,010
Oppenheimer Holdings, Cl A	6,700	152,090
Oritani Financial	1,000	15,710
Outfront Media ‡	19,821	498,102
Pacific Continental	7,300	96,944
Pacific Premier Bancorp *	800	15,208
Park Sterling	27,700	200,548
PartnerRe	1,839	250,030
Pebblebrook Hotel Trust ‡	10,339	420,797
PNC Financial Services Group	2,300	225,814
Preferred Apartment Communities, Cl A ‡	6,300	71,379
Preferred Bank	8,756	275,989
Primerica	2,515	113,753

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Provident Financial Holdings	11,400	$183,426
Radian Group	15,326	282,918
Ramco-Gershenson Properties Trust ‡	2,700	45,738
Raymond James Financial	11,000	649,000
Republic Bancorp, Cl A	2,600	65,390
Ryman Hospitality Properties ‡	11,448	654,597
S&T Bancorp	6,200	191,704
Sabra Health Care ‡	9,801	268,057
Saul Centers ‡	2,200	114,136
Seacoast Banking * (A)	10,037	150,053
Signature Bank *	702	102,204
Simon Property Group ‡	1,546	289,442
Southwest Bancorp	16,166	283,390
STAG Industrial ‡	10,842	212,937
State Bank Financial	14,781	299,315
State Street	2,300	176,088
Strategic Hotels & Resorts ‡ *	47,386	647,767
Summit Hotel Properties ‡	27,700	377,551
Sun Communities ‡	7,490	520,630
Sunstone Hotel Investors ‡	6,500	91,455
SunTrust Banks	13,750	609,675
Synovus Financial	17,198	542,081
T Rowe Price Group	19,898	1,534,733
Tompkins Financial	3,997	216,038
Torchmark	2,100	129,381
Travelers	1,700	180,404
TriCo Bancshares	11,293	279,953
United Community Banks	19,329	403,396
United Financial Bancorp	9,400	126,806
United Fire Group	1,100	38,016
United Insurance Holdings	7,600	122,056
Universal Insurance Holdings	13,100	359,202
Univest Corp of Pennsylvania	15,300	304,929
Unum Group	19,250	689,920
Urban Edge Properties ‡	3,300	70,851
US Bancorp	6,915	312,627
VEREIT ‡	269,072	2,357,071
Voya Financial	13,000	610,350
Walker & Dunlop *	7,000	167,650
Washington Trust Bancorp	3,000	119,310
Wells Fargo	14,871	860,585
West Bancorporation	10,300	201,159
Wilshire Bancorp	11,865	137,871
Wintrust Financial	6,344	342,069
WR Berkley	2,400	133,728

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Zions Bancorporation	16,200	$505,278

		67,497,480

Health Care — 8.4%
Abbott Laboratories	14,500	735,005
AbbVie	5,572	390,096
ABIOMED *	700	54,222
Acceleron Pharma *	400	11,456
Accuray *	20,681	131,945
Aceto	30,104	705,337
Adamas Pharmaceuticals *	1,300	32,188
Aetna	13,100	1,479,907
Agenus *	9,500	81,130
Albany Molecular Research *	23,398	494,634
Alder Biopharmaceuticals *	3,500	162,470
Alere *	6,504	316,159
Allergan *	12,313	4,077,450
AMAG Pharmaceuticals *	9,000	575,100
Amedisys *	9,700	423,211
Amgen	8,339	1,472,584
Amphastar Pharmaceuticals *	4,900	79,674
Amsurg, Cl A *	16,000	1,147,840
ANI Pharmaceuticals *	9,211	654,257
Anthem	6,500	1,002,755
Anthera Pharmaceuticals *	20,085	219,127
Applied Genetic Technologies *	1,200	22,152
athenahealth *	10,407	1,456,564
AtriCure *	12,750	354,323
Avalanche Biotechnologies *	7,300	107,456
Baxalta	9,800	321,734
Baxter International	9,800	392,784
Becton Dickinson & Company	4,783	727,733
Biogen *	1,161	370,104
BioSpecifics Technologies *	5,082	349,235
BioTelemetry *	26,047	318,555
Bluebird Bio *	1,000	165,830
Bristol-Myers Squibb	19,939	1,308,796
Cambrex *	5,100	251,175
Cancer Genetics *	17,033	181,742
Cara Therapeutics *	13,594	289,688
Cardiovascular Systems *	16,595	495,195
Catalyst Pharmaceuticals *	51,489	254,356
Celgene *	18,960	2,488,500
Cempra *	9,104	381,093
Centene *	3,200	224,416
Cerner *	10,400	745,888
Chiasma *	4,047	95,388

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Cigna	7,400	$1,066,044
Concert Pharmaceuticals *	10,676	174,980
Connecture *	11,931	112,509
CR Bard	8,992	1,768,277
Cross Country Healthcare *	24,813	299,493
Cynosure, Cl A *	8,950	347,260
Cytokinetics *	11,900	76,041
Eagle Pharmaceuticals *	6,338	612,377
Edwards Lifesciences *	993	151,095
Eli Lilly	12,363	1,044,797
Emergent BioSolutions *	10,000	328,300
Enanta Pharmaceuticals *	6,500	329,225
Endocyte *	15,500	79,980
Ensign Group	1,900	97,128
EPIRUS Biopharmaceuticals *	4,300	27,907
Exactech *	11,400	227,772
Express Scripts Holding *	16,756	1,509,213
Fate Therapeutics *	24,334	171,798
Five Prime Therapeutics *	6,800	159,936
Foamix Pharmaceuticals *	3,100	32,984
Fonar *	7,700	74,767
Gilead Sciences	11,100	1,308,246
Grifols ADR	41,915	1,360,142
Hanger *	3,900	84,396
HCA Holdings *	8,900	827,789
Henry Schein *	3,280	485,374
Hospira *	6,700	599,315
ICU Medical *	2,083	208,133
IGI Laboratories *	35,957	316,422
Ignyta *	7,000	97,020
Illumina *	6,070	1,331,151
Impax Laboratories *	4,860	235,516
INC Research Holdings, Cl A *	7,500	375,225
Infinity Pharmaceuticals *	18,000	157,320
InfuSystems Holdings *	56,800	178,352
Inogen *	10,602	471,365
Intersect ENT *	14,911	442,409
Intra-Cellular Therapies *	4,200	122,220
iRadimed *	8,443	209,386
Isis Pharmaceuticals *	1,120	61,522
Johnson & Johnson	27,900	2,795,859
Juniper Pharmaceuticals *	3,800	38,760
La Jolla Pharmaceutical *	5,046	153,398
Laboratory Corp of America Holdings *	7,900	1,005,591
Lannett *	500	29,800
LeMaitre Vascular	26,443	376,548

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Lexicon Pharmaceuticals *	5,500	$46,420
LHC Group *	6,400	257,856
Lipocine *	8,232	101,747
Marinus Pharmaceuticals *	3,637	59,974
Merck	24,027	1,416,632
Merge Healthcare *	36,600	200,934
Merrimack Pharmaceuticals *	8,300	83,830
Mirati Therapeutics *	700	20,027
Molina Healthcare *	5,700	429,951
Momenta Pharmaceuticals *	8,900	193,486
Natus Medical *	4,200	189,672
Nektar Therapeutics *	2,047	25,813
NeoGenomics *	48,381	295,608
Nevro *	2,900	147,233
NewLink Genetics *	1,800	93,870
Nivalis Therapeutics *	44,642	757,575
Nobilis Health *	37,873	223,072
Omnicell *	2,700	98,604
Orthofix International *	7,300	243,528
Pacira Pharmaceuticals *	12,918	858,014
PAREXEL International *	5,926	408,657
PDL BioPharma	13,700	79,734
Pernix Therapeutics Holdings *	31,361	156,178
Pfenex *	16,555	350,800
Pfizer	72,447	2,612,439
PharMerica *	17,152	586,084
PhotoMedex *	17,700	19,647
POZEN *	14,900	172,840
Prestige Brands Holdings *	3,539	168,527
Progenics Pharmaceuticals *	34,637	299,956
Providence Service *	6,606	310,878
PTC Therapeutics *	700	35,847
Quality Systems	5,200	66,300
Quest Diagnostics	9,000	664,290
RadNet *	37,611	251,617
Regeneron Pharmaceuticals *	4,593	2,542,960
Regulus Therapeutics *	3,200	26,240
Repligen *	14,484	507,085
Retrophin *	3,900	123,786
Revance Therapeutics *	1,500	46,545
Rigel Pharmaceuticals *	26,000	77,480
Rockwell Medical *	18,756	258,833
RTI Surgical *	42,017	305,884
Sangamo BioSciences *	18,700	171,105
SciClone Pharmaceuticals *	39,500	359,845
Select Medical Holdings	31,600	455,988

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Sorrento Therapeutics *	5,800	$120,524
St. Jude Medical	7,000	516,740
STERIS	9,400	649,822
Sucampo Pharmaceuticals, Cl A *	13,200	287,628
Supernus Pharmaceuticals *	18,945	401,823
SurModics *	9,217	216,507
Synergetics USA *	48,350	233,531
Tetraphase Pharmaceuticals *	3,100	147,405
Ultragenyx Pharmaceutical *	200	24,186
UnitedHealth Group	17,489	2,123,165
Varian Medical Systems *	6,700	576,669
Vascular Solutions *	12,603	469,210
Vertex Pharmaceuticals *	9,712	1,311,120
VWR *	4,000	107,160
Waters *	2,572	343,336
XenoPort *	7,700	56,210
Zeltiq Aesthetics *	4,900	168,315
Zoetis, Cl A	11,950	585,311

		72,654,449

Industrials — 4.8%
3M	2,466	373,205
ACCO Brands *	29,000	237,220
Aegion, Cl A *	7,400	146,298
AGCO	26,300	1,446,763
Air Transport Services Group *	24,100	249,435
Alamo Group	3,600	189,144
Alaska Air Group	3,006	227,705
Allegiant Travel, Cl A	1,807	384,403
Allegion	8,900	562,658
Allied Motion Technologies	5,700	120,498
AMERCO	1,425	512,102
American Airlines Group	37,007	1,483,981
American Woodmark *	4,400	289,344
AMETEK	3,600	190,980
Apogee Enterprises	1,100	60,698
ARC Document Solutions *	3,700	25,567
ArcBest	1,266	41,841
Argan	8,300	322,704
Avianca Holdings ADR *	17,211	150,424
Avis Budget Group *	4,523	196,434
AZZ	600	31,050
CAI International *	5,100	71,706
Caterpillar	6,500	511,095
CBIZ *	29,536	289,453
Celadon Group	900	19,530

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
CH Robinson Worldwide	3,709	$260,186
Chicago Bridge & Iron	9,650	512,801
Cintas	2,000	171,000
Columbus McKinnon	5,800	136,068
Comfort Systems USA	2,600	71,864
Continental Building Products *	2,200	46,728
Con-way	15,500	601,245
Costamare	1,000	17,030
Covenant Transportation Group, Cl A *	15,545	367,018
CRA International *	5,800	135,372
CSX	7,500	234,600
Cubic	2,700	119,799
Danaher	1,900	173,964
Deere	9,910	937,189
Delta Air Lines	9,413	417,372
Deluxe	6,414	413,254
Ducommun *	9,000	215,550
Eastern	6,900	119,922
EMCOR Group	500	23,915
Emerson Electric	1,600	82,800
Engility Holdings	5,300	116,123
Equifax	1,700	173,621
Esterline Technologies *	2,634	233,531
Expeditors International of Washington	7,600	356,212
Federal Signal	7,000	104,720
FedEx	3,914	670,938
General Cable	2,100	34,272
General Dynamics	1,100	164,021
General Electric	144,333	3,767,091
Global Brass & Copper Holdings	500	8,425
GP Strategies *	9,447	271,034
Greenbrier	4,000	183,000
Hawaiian Holdings *	28,900	627,708
HD Supply Holdings *	4,400	157,520
Honeywell International	2,027	212,936
Hubbell, Cl B	4,200	438,522
Huntington Ingalls Industries	1,600	187,856
Hurco	2,363	73,962
IHS, Cl A *	5,900	737,677
Insperity	6,100	306,708
JetBlue Airways *	36,700	843,366
Kadant	7,215	328,932
KLX *	11,300	443,864
Korn	5,700	190,836

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
L-3 Communications Holdings, Cl 3	1,991	$229,881
LB Foster, Cl A	4,600	135,010
Leidos Holdings	1,675	68,340
Lockheed Martin	1,600	331,360
LS Starrett, Cl A	1,600	26,800
LSI Industries	22,841	227,497
Lydall *	4,900	145,579
Matson	2,400	99,408
Meritor *	7,300	102,784
Mueller Industries	3,401	110,090
MYR Group *	14,106	423,744
NN	6,481	147,961
Norfolk Southern	5,600	472,248
Northrop Grumman	1,600	276,816
NV5 Holdings *	11,246	272,041
Owens Corning	22,000	986,700
Pall	2,275	287,674
PAM Transportation Services *	5,652	297,295
Park-Ohio Holdings	10,792	484,669
Patrick Industries *	15,266	550,187
Precision Castparts	5,522	1,076,348
Radiant Logistics *	29,058	184,518
Raytheon	2,622	286,034
RBC Bearings *	2,094	141,868
Republic Airways Holdings *	14,600	73,584
Rockwell Automation	1,200	140,136
Roper Technologies	1,533	256,425
RPX *	9,800	151,704
RR Donnelley & Sons	2,444	42,892
SkyWest	11,465	189,860
SL Industries *	4,522	177,036
Spirit Airlines *	2,940	175,871
Stericycle *	3,817	538,083
Tennant	1,996	119,381
Tetra Tech	10,696	284,941
Timken	6,383	213,065
TransUnion *	20,000	502,000
Triumph Group	7,500	403,875
UniFirst	1,305	144,620
Union Pacific	2,684	261,932
United Continental Holdings *	9,200	518,788
United Parcel Service, Cl B	9,078	929,224
United Technologies	2,964	297,319
Universal Truckload Services	7,200	152,136
Vectrus *	4,100	95,120
Verisk Analytics, Cl A *	7,700	601,447

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Versar *	12,128	$41,357
Wabash National *	47,934	658,613
Waste Management	7,000	357,910
Watsco	1,068	136,960
Werner Enterprises	15,000	423,600
West	8,300	239,455
Willdan Group *	13,574	140,084
WW Grainger	824	188,457
Xerium Technologies *	19,387	328,997
Xylem	33,100	1,142,943

		41,117,457

Information Technology — 9.2%
Activision Blizzard	8,500	219,215
Adobe Systems *	22,918	1,879,047
Advanced Energy Industries *	16,300	426,897
Akamai Technologies *	9,300	713,403
Alpha & Omega Semiconductor *	4,911	38,551
Amdocs	13,200	774,180
Amkor Technology *	38,600	170,226
Amphenol, Cl A	3,000	169,230
Analog Devices	4,650	271,235
Apple	64,752	7,854,417
ARRIS Group *	5,046	156,022
Aspen Technology *	9,504	421,788
Atmel	81,179	672,162
Autobytel *	22,039	338,078
Automatic Data Processing	8,130	648,530
Avid Technology *	1,100	13,486
Avnet	2,600	108,498
Bel Fuse, Cl B	5,900	130,272
Black Box	7,300	114,318
Blucora *	13,500	191,295
Cascade Microtech *	20,795	310,053
CDK Global	2,710	139,944
CDW	3,100	111,383
Cirrus Logic *	10,400	343,304
Cisco Systems	39,747	1,129,610
Citrix Systems *	8,000	604,880
ClearOne	6,535	82,929
Cognizant Technology Solutions, Cl A *	14,629	923,090
Coherent *	2,200	127,490
Cohu	7,000	69,370
Computer Sciences	15,200	994,536
Constant Contact *	3,300	85,272
Corning	36,800	687,424

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Cree *	34,000	$838,100
CSG Systems International	700	21,770
Cypress Semiconductor	24,240	278,275
Daktronics	7,700	88,011
Demand Media *	3,200	19,040
DHI Group *	35,800	285,326
EarthLink Holdings	23,600	173,224
eBay *	1,226	34,475
EchoStar, Cl A *	44,854	2,082,123
Electronic Arts *	16,430	1,175,567
EMC	4,568	122,833
EPAM Systems *	1,426	105,681
ePlus *	12,132	933,072
Facebook, Cl A *	39,846	3,745,922
Fidelity National Information Services	3,100	202,833
Finisar *	22,500	391,725
Fiserv *	2,600	225,836
FLIR Systems	4,300	132,397
FormFactor *	3,700	26,751
Gigamon *	5,800	155,904
Global Cash Access Holdings *	20,200	102,010
Google, Cl A *	13,027	8,565,252
Google, Cl C *	2,888	1,806,762
GTT Communications *	16,397	380,902
Hackett Group	26,484	338,995
Hewlett-Packard	31,684	966,996
Higher One Holdings *	24,800	57,536
Infoblox *	9,500	223,250
Information Services Group	55,176	242,774
Ingram Micro, Cl A	16,500	449,295
Integrated Device Technology *	13,700	261,807
Intel	37,121	1,074,653
Internap *	27,013	248,790
Intuit	4,000	423,080
Itron *	16,500	531,795
IXYS	13,500	141,210
Jabil Circuit	29,000	587,250
Juniper Networks	34,000	966,280
Key Tronic *	9,600	96,096
Limelight Networks *	68,836	259,512
LinkedIn, Cl A *	5,252	1,067,522
LogMeIn *	1,900	139,802
Manhattan Associates *	1,100	71,302
MasterCard, Cl A	46,110	4,491,114
MaxLinear, Cl A *	57,334	623,794
Mentor Graphics	5,672	147,983

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Methode Electronics	3,383	$90,766
Microchip Technology	10,175	435,897
Micron Technology *	10,264	189,987
Microsemi *	800	26,352
Microsoft	22,889	1,068,916
MicroStrategy, Cl A *	900	183,465
Motorola Solutions	6,128	368,660
Multi-Fineline Electronix *	1,200	21,432
Nuance Communications *	49,000	888,370
NVIDIA	27,000	538,650
Oracle	75,715	3,024,057
OSI Systems *	600	42,108
Palo Alto Networks *	3,786	703,552
Park City Group *	23,855	312,739
Paychex	13,831	641,758
PayPal Holdings *	1,226	47,446
PC Connection	12,300	272,937
PCM *	11,779	118,614
PC-Tel	11,600	81,780
Pericom Semiconductor	11,800	141,246
Photronics *	10,600	87,450
Plexus *	6,690	255,157
Polycom *	11,600	132,008
Progress Software *	21,552	639,663
PTC *	18,250	663,388
QAD, Cl A	7,806	208,342
QUALCOMM	8,221	529,350
Quantum *	152,010	161,131
Reis	7,400	181,004
Rofin-Sinar Technologies *	800	19,952
Rovi *	6,000	65,940
Sanmina *	4,000	88,280
Science Applications International	957	51,372
ShoreTel *	42,875	303,984
Sigma Designs *	7,500	77,775
SolarWinds *	600	23,934
Solera Holdings	3,968	145,189
Spok Holdings	2,500	41,825
Stamps.com *	4,000	274,400
SuperCom *	20,858	239,033
Sykes Enterprises *	1,100	26,818
SYNNEX	4,259	322,108
TechTarget *	33,474	289,885
TeleCommunication Systems, Cl A *	26,200	96,154
Telenav *	29,681	207,767

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
TeleTech Holdings	3,283	$89,068
Teradata *	24,500	909,195
Tessco Technologies	1,300	32,071
Tessera Technologies	1,700	58,922
Total System Services	3,900	180,258
TTM Technologies *	40,500	369,765
Tucows, Cl A *	1,700	45,152
Ubiquiti Networks	24,857	800,893
Ultra Clean Holdings *	14,300	108,394
Unisys *	23,700	376,119
United Online *	18,385	255,552
USA Technologies *	45,294	152,641
Verint Systems *	6,361	370,337
VeriSign *	1,393	98,819
Visa, Cl A	24,972	1,881,391
Wayside Technology Group	5,374	104,739
Web.com Group *	22,500	560,025
Workday, Cl A *	18,007	1,518,530
Xcerra *	3,400	21,369
XO Group *	4,600	68,218
Zix *	17,900	87,352

		78,644,213

Materials — 1.7%
A Schulman	2,300	85,629
Air Products & Chemicals	4,118	586,856
Alcoa	57,000	562,590
American Vanguard	17,268	221,376
Ashland	1,340	153,189
Axiall	7,500	220,725
Balchem	1,061	60,127
Ball	2,000	135,680
Berry Plastics Group *	4,500	146,520
Calgon Carbon	5,565	98,445
Chemours	1,533	16,740
Core Molding Technologies *	8,400	160,272
Crown Holdings *	2,400	123,624
Ecolab	2,484	287,672
EI du Pont de Nemours	7,668	427,568
FMC	27,860	1,352,324
Friedman Industries	5,600	32,536
FutureFuel	2,000	22,880
Graphic Packaging Holding	4,600	69,460
Huntsman	25,100	476,900
International Flavors & Fragrances	4,173	482,357
Kaiser Aluminum	2,767	233,673

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
KMG Chemicals	3,900	$85,137
Materion	8,651	264,721
Minerals Technologies	4,636	300,181
Monsanto	4,095	417,239
Mosaic	11,800	506,692
Neenah Paper	3,500	212,030
Olympic Steel	11,629	140,943
OMNOVA Solutions *	22,000	142,340
PPG Industries	794	86,054
Praxair	4,032	460,212
Real Industry *	19,311	220,339
Sealed Air	7,800	414,726
Sensient Technologies	8,702	595,130
Sherwin-Williams	9,330	2,591,501
Sigma-Aldrich	4,849	676,969
Stepan	1,500	73,515
United States Steel	41,000	798,270
US Concrete *	8,749	370,345
Vulcan Materials	5,900	537,018

		14,850,505

Telecommunication Services — 1.3%
8x8 *	26,478	230,623
AT&T	60,376	2,097,462
Frontier Communications	15,091	71,229
General Communication, Cl A *	5,300	97,520
IDT, Cl B	6,686	113,796
inContact *	41,438	384,545
Inteliquent	29,900	544,180
Iridium Communications *	29,200	216,664
Level 3 Communications *	50,926	2,571,763
magicJack VocalTec *	5,900	42,657
NTELOS Holdings *	6,700	42,813
Premiere Global Services *	13,300	143,507
Shenandoah Telecommunications	2,900	99,702
T-Mobile US *	45,578	1,853,201
Verizon Communications	59,040	2,762,482

		11,272,144

Utilities — 1.2%
Alliant Energy	6,514	400,676
Ameren	2,547	104,631
American Electric Power	7,537	426,368
American Water Works	17,200	892,852
Avista	3,612	119,268
Black Hills	5,074	211,383
Chesapeake Utilities	4,831	248,410

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
CMS Energy	3,900	$133,614
Dominion Resources	9,100	652,470
DTE Energy	7,229	581,645
Duke Energy	10,176	755,263
Edison International	2,000	120,020
El Paso Electric	2,836	103,315
Empire District Electric	4,537	104,396
Entergy	1,757	124,782
Eversource Energy	1,900	94,468
Exelon	3,585	115,043
FirstEnergy	318	10,799
Gas Natural	12,900	129,387
IDACORP	2,388	148,319
Laclede Group	12,253	663,010
MDU Resources Group	8,505	165,933
New Jersey Resources	4,392	126,929
NextEra Energy	6,400	673,280
NiSource	20,600	359,676
Northwest Natural Gas	2,328	100,779
NorthWestern	1,991	107,195
PG&E	1,607	84,384
Portland General Electric	8,531	307,201
PPL	3,100	98,611
Public Service Enterprise Group	3,900	162,513
SCANA	5,052	276,850
Sempra Energy	4,693	477,653
South Jersey Industries	5,100	123,624
Southern	2,487	111,244
Spark Energy, Cl A	300	4,761
Talen Energy *	387	6,087
WEC Energy Group	11,966	586,334
Xcel Energy	11,234	389,483

		10,302,656

		401,979,294

Total Common Stock (Cost $702,457,373)		803,673,764

REGISTERED INVESTMENT COMPANIES — 3.5%
	Shares	Value
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	6,080

EXCHANGE TRADED FUNDS — 0.1%
iShares FTSE A50 China Index ETF	73,164	113,630

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EXCHANGE TRADED FUND (continued)
iShares MSCI Emerging Markets ETF	9,547	$354,385

		468,015

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	1,824,195	29,606,685

Total Registered Investment Companies (Cost $25,161,170)		30,080,780

PREFERRED STOCK — 0.4%
	Shares	Value
BRAZIL — 0.2% (B)
AES Tiete	5,600	29,718
Banco Bradesco	47,880	380,221
Bradespar	6,900	19,628
Centrais Eletricas Santa Catarina	3,600	14,467
Cia Brasileira de Distribuicao	1,400	30,433
Cia Energetica de Minas Gerais	21,968	60,118
Cia Energetica de Sao Paulo	7,500	41,531
Cia Paranaense de Energia	3,200	32,711
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B *	20,400	89,907
Eucatex Industria e Comercio	3,300	2,940
Gerdau	49,162	84,714
Itau Unibanco Holding	50,534	441,736
Itau Unibanco Holding ADR	44,814	388,985
Itausa — Investimentos Itau	17,490	42,500
Klabin	9,800	11,764
Lojas Americanas	14,000	70,042
Metalurgica Gerdau, Cl A	15,800	16,012
Petroleo Brasileiro *	11,500	35,333
Suzano Papel e Celulose, Cl A	22,683	110,634
Telefonica Brasil	16,572	218,430
Unipar Carbocloro	8,040	10,567

		2,132,391

GERMANY — 0.1% (B)
Henkel & KGaA	4,725	560,437
Volkswagen	1,012	202,724

		763,161

SOUTH AFRICA — 0.0% (B)
Absa Bank	257	16,253

SOUTH KOREA — 0.1% (B)
Hyundai Motor	5,900	519,335
LG Household & Health Care	45	15,344

PREFERRED STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Samsung Electronics	472	$371,098

		905,777

SPAIN — 0.0% (B)
Grifols	1,977	64,551

Total Preferred Stock (Cost $4,974,146)		3,882,133

EQUITY LINKED NOTES * (A) (B) — 0.3%
	Shares	Value
HSBC
(convertible into Adani Ports and Special Econ)
03/07/16	5,629	28,205
(convertible into Asain Paints)
03/10/16	3,335	45,778
(convertible into Axis Bank)
03/10/16	3,700	33,079
07/21/17	14,800	132,339
(convertible into Bajaj Auto)
11/16/15	10	395
(convertible into Bharat Heave Electronics)
06/28/16	8,138	36,112
(convertible into Bharti Airtel)
03/10/16	11,220	74,086
(convertible into Coal India)
12/15/15	13,200	88,655
(convertible into Hero Motorcorp)
12/15/15	10	419
(convertible into Hindustan Unilever)
03/10/16	4,000	57,763
(convertible into ICICI Bank)
08/01/16	37,100	177,664
(convertible into ITC)
09/15/16	39,340	197,148
(convertible into LIC Housing Finance)
10/28/16	29,298	227,660
(convertible into Mahindra & Mahindra GDR)
06/30/16	12,400	265,532
(convertible into NTPC)
03/10/16	13,420	28,474
(convertible into Oil and Natural Gas)
03/10/16	32,930	140,542

31

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

EQUITY LINKED NOTES — continued
	Shares	Value
(convertible into Reliance Capital)
10/28/16	12,640	$76,205
(convertible into Reliance Industries)
10/28/16	16,152	251,810
(convertible into Sun Pharmaceutical Industry)
03/07/16	3,780	48,326
(convertible into Tata Consultancy Services)
09/15/16	3,080	120,280
(convertible into Ultratech Cement)
03/10/16	1,100	54,540
(convertible into Unitech)
06/30/16	180,940	21,333
(convertible into UPL)
10/28/16	22,015	186,139

Total Equity Linked Notes (Cost $1,699,763)		2,292,484

RIGHTS* — 0.0%
	Number of Rights	Value
Merlin Properties Socimi, Expires 08/05/15 (Cost $—)	11,064	—

SHORT-TERM INVESTMENT — 2.0%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $17,557,620)	17,557,620	17,557,620

Total Investments — 99.5% (Cost $751,850,072) †		$857,486,781

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
11/12/15	AUD	1,465,000	USD	1,152,816	$87,946
9/9/15	CAD	2,565,600	USD	2,063,172	102,004
9/16/15-10/7/15	CHF	2,328,500	USD	2,485,143	71,253
8/11/15	EUR	8,876,100	USD	10,064,156	314,610
10/8/15	GBP	1,912,900	USD	2,849,497	(136,350)
9/8/15	KRW	736,375,100	USD	662,774	34,253
11/12/15	USD	153,622	AUD	207,200	(3,014)
10/7/15	USD	63,815	CHF	61,800	294
8/11/15	USD	2,534,086	EUR	2,320,000	14,212
10/8/15	USD	696,233	GBP	456,100	15,694
9/8/15	USD	94,868	KRW	106,195,500	(4,227)

					$496,675

A list of the counterparties for the forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Counterparty	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	$	(2,085,563)	$	2,155,607	$70,044
State Street		(20,260,903)		20,687,534	426,631

					$496,675

For the period ended July 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $861,807,205.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Interest rate unavailable.
(C)	The rate reported is the 7-day effective yield as of July 31, 2015.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $751,850,072, and the unrealized appreciation and depreciation were $146,197,235 and $(40,560,526) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

ETF — Exchange Traded Fund

FTSE — Financial Times and Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

KRW — South Korean Won

MSCI — Morgan Stanley Capital International

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
July 31, 2015
(unaudited)

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$803,673,764	$—	$—	$803,673,764
Registered Investment Companies	30,080,780	—	—	30,080,780
Preferred Stock	3,882,133	—	—	3,882,133
Equity Linked Notes	—	2,292,484	—	2,292,484
Rights	—	—	—	—
Short-Term Investment	17,557,620	—	—	17,557,620

Total Investments in Securities	$855,194,297	$2,292,484	$—	$857,486,781

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts *
Appreciation	$640,266	$—	$—	$640,266
Depreciation	(143,591)	—	—	(143,591)

Total Other Financial Instruments	$496,675	$—	$—	$496,675

* Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 49.9%
	Shares		Value
OPEN-END FUNDS — 49.9%
AllianzGI Convertible Fund, Cl I		1,268,684	$44,365,866
PIMCO Emerging Local Bond Fund, Cl I		5,182,645	38,869,837

Total Registered Investment Companies (Cost $91,168,932)			83,235,703

CORPORATE OBLIGATIONS — 24.2%
	Face Amount(1)		Value
CONSUMER DISCRETIONARY — 4.5%
Ancestry.com
11.000%, 12/15/20		500,000	567,500
Carlson Travel Holdings
7.500%, 08/15/19 (A)		450,000	455,625
Churchill Downs
5.375%, 12/15/21		700,000	717,500
Cirsa Funding Luxembourg
8.750%, 05/15/18 (A)	EUR	354,055	398,853
Gol LuxCo
8.875%, 01/24/22 (A)		200,000	161,000
Live Nation Entertainment
7.000%, 09/01/20 (A)		800,000	850,000
MGM Resorts International
7.750%, 03/15/22		650,000	721,500
Servicios Corporativos Javer
9.875%, 04/06/21 (A)		500,000	535,000
Station Casinos
7.500%, 03/01/21		700,000	747,250
Univision Communications
6.750%, 09/15/22 (A)		678,000	728,850
Viking Cruises
8.500%, 10/15/22 (A)		675,000	750,094
VWR Funding
4.625%, 04/15/22 (A)		500,000	529,905
Wynn Las Vegas
5.375%, 03/15/22		550,000	554,813

			7,717,890

CONSUMER STAPLES — 1.9%
Constellation Brands
4.250%, 05/01/23		300,000	300,000

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
CONSUMER STAPLES (continued)
Constellis Holdings
9.750%, 05/15/20 (A)		650,000	$620,750
JBS USA
5.875%, 07/15/24 (A)		650,000	659,750
Simmons Foods
7.875%, 10/01/21 (A)		425,000	391,000
Southern Graphics
8.375%, 10/15/20 (A)		825,000	834,281
TreeHouse Foods
4.875%, 03/15/22		400,000	406,000

			3,211,781

ENERGY — 1.9%
Bonanza Creek Energy
5.750%, 02/01/23		600,000	486,000
Cloud Peak Energy Resources
8.500%, 12/15/19		275,000	199,375
Cloud Peak Energy Resources
6.375%, 03/15/24		725,000	442,250
MEG Energy
7.000%, 03/31/24 (A)		675,000	619,313
Memorial Production Partners
7.625%, 05/01/21		450,000	378,000
Memorial Production Partners
6.875%, 08/01/22		375,000	300,000
Northern Blizzard Resources
7.250%, 02/01/22 (A)		725,000	677,875

			3,102,813

FINANCIALS — 2.5%
DFC Finance
10.500%, 06/15/20 (A)		600,000	421,500
Emma Delta Finance
12.000%, 10/15/17 (A)	EUR	1,000,000	1,043,447
Gala Electric Casinos
11.500%, 06/01/19 (A)	GBP	300,000	500,155
Lansing Trade Group
9.250%, 02/15/19 (A)		600,000	586,500
Minerva Luxembourg
7.750%, 01/31/23 (A)		600,000	602,820
MPT Operating Partnership MTN
5.750%, 10/01/20 ‡	EUR	300,000	349,243

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2015
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
FINANCIALS (continued)
Nationstar Mortgage
6.500%, 06/01/22		550,000	$500,500

			4,004,165

HEALTH CARE — 3.5%
Acadia Healthcare
5.125%, 07/01/22		525,000	523,687
CHS
5.125%, 08/01/21		625,000	648,437
DaVita HealthCare Partners
5.750%, 08/15/22		650,000	692,250
Envision Healthcare
5.125%, 07/01/22 (A)		550,000	555,500
Halyard Health
6.250%, 10/15/22 (A)		525,000	548,625
HCA
4.750%, 05/01/23		700,000	718,375
Kindred Healthcare
6.375%, 04/15/22		550,000	563,063
LifePoint Health
5.500%, 12/01/21		750,000	778,125
Tenet Healthcare
4.500%, 04/01/21		800,000	804,000

			5,832,062

INDUSTRIALS — 6.5%
Actuant
5.625%, 06/15/22		500,000	499,725
ADS Tactical
11.000%, 04/01/18 (A)		900,000	936,000
CMA CGM
7.750%, 01/15/21 (A)		700,000	722,648
DigitalGlobe
5.250%, 02/01/21 (A)		750,000	720,000
Fly Leasing
6.750%, 12/15/20		700,000	722,750
IHS
5.000%, 11/01/22 (A)		500,000	500,625
Kissner Milling
7.250%, 06/01/19 (A)		650,000	645,938
Moto Finance
6.375%, 09/01/20 (A)	GBP	400,000	634,871
Multi-Color
6.125%, 12/01/22 (A)		450,000	459,000

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
Numericable-SFR
4.875%, 05/15/19 (A)		700,000	$710,500
Orbital ATK
5.250%, 10/01/21		775,000	794,375
Sensata Technologies BV
4.875%, 10/15/23 (A)		850,000	841,500
Techniplas
10.000%, 05/01/20 (A)		400,000	396,000
TransDigm
6.500%, 07/15/24		400,000	402,000
United Continental Holdings
6.375%, 06/01/18		250,000	262,500
United Continental Holdings
6.000%, 12/01/20		325,000	338,813
US Airways Group
6.125%, 06/01/18		750,000	783,750
VRG Linhas Aereas
10.750%, 02/12/23 (A)		400,000	336,500

			10,707,495

INFORMATION TECHNOLOGY — 0.9%
Activision Blizzard
5.625%, 09/15/21 (A)		450,000	472,500
Gamenet
7.250%, 08/01/18 (A)	EUR	500,000	521,668
NeuStar
4.500%, 01/15/23		500,000	425,000

			1,419,168

MATERIALS — 1.3%
Crown Americas
4.500%, 01/15/23		575,000	557,750
LSB Industries
7.750%, 08/01/19		750,000	789,375
Sealed Air
6.500%, 12/01/20 (A)		750,000	832,500

			2,179,625

TELECOMMUNICATION SERVICES — 0.5%
Virgin Media Finance
6.375%, 04/15/23 (A)		850,000	888,250

UTILITIES — 0.7%
Calpine
7.875%, 01/15/23 (A)		524,000	562,317

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2015
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES (continued)
GenOn Americas Generation
9.125%, 05/01/31	$750,000	$675,000

		1,237,317

Total Corporate Obligations (Cost $41,397,479)		40,300,566

COMMON STOCK — 22.9%
	Shares	Value
ENERGY — 20.6%
American Midstream Partners LP (B)	12,364	146,884
Arc Logistics Partners (B)	15,293	277,415
Buckeye Partners LP (B)	24,456	1,833,466
Crestwood Midstream Partners LP	116,316	1,161,997
CrossAmerica Partners (B)	14,721	410,863
CSI Compressco	16,274	247,853
DCP Midstream Partners LP (B)	28,575	891,540
Enbridge Energy Management LLC	104,716	3,319,497
Energy Transfer Equity LP (B)	28,933	870,305
Energy Transfer Partners LP (B)	67,927	3,477,862
EnLink Midstream Partners LP (B)	54,728	1,076,500
Exterran Partners LP (B)	49,179	1,014,071
Foresight Energy	3,500	29,120
GasLog Partners LP (B)	4,754	101,165
Global Partners LP (B)	18,625	607,175
Golar LNG Partners LP (B)	17,585	360,668
Hoegh LNG Partners LP (B)	4,843	95,020
Holly Energy Partners LP (B)	26,877	836,412
KNOT Offshore Partners LP (B)	10,085	157,427
Martin Midstream Partners LP	33,561	1,029,316
Midcoast Energy Partners LP (B)	29,537	378,369
NGL Energy Partners LP (B)	30,270	837,874
NuStar Energy LP (B)	58,180	3,291,243
ONEOK Partners LP (B)	36,920	1,195,839
Seadrill Partners (B)	28,935	372,104

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Southcross Energy Partners LP (B)	20,136	$209,616
Sprague Resources LP (B)	14,585	358,791
Summit Midstream Partners LP (B)	19,088	571,876
Sunoco	5,867	232,920
Targa Resources Partners LP (B)	40,544	1,517,967
TC Pipelines LP (B)	29,006	1,662,044
Teekay LNG Partners LP (B)	56,297	1,548,730
Teekay Offshore Partners (B)	18,193	314,557
Transmontaigne Partners LP (B)	5,332	174,996
USA Compression Partners LP	32,666	585,701
USD Partners (B)	6,675	70,955
Williams Partners LP (B)	70,073	3,232,468

		34,500,606

FINANCIALS — 0.4%
Alpha Bank AE *	398,322	115,671
Annaly Capital Management ‡	22,000	218,900
Omega Healthcare Investors ‡	3,000	108,780
Oslo Bors VPS Holding	11,150	121,486

		564,837

MATERIALS — 0.2%
CVR Partners LP (B)	14,788	190,174
OCI Partners (B)	3,757	61,051
Terra Nitrogen LP (B)	850	94,112

		345,337

UTILITIES — 1.7%
Abengoa Yield PLC	366	9,289
AmeriGas Partners LP (B)	22,445	1,030,450
Ferrellgas Partners LP	41,964	875,369
Suburban Propane Partners LP (B)	23,930	911,494

		2,826,602

Total Common Stock (Cost $42,709,126)		38,237,382

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2015
(unaudited)

CONVERTIBLE BONDS — 0.4%
	Face Amount(1)		Value
Pescanova
8.750%, 02/17/19 (C)	EUR	400,000	$39,537
5.125%, 04/20/17 (C)	EUR	500,000	49,421
Tesla Motors
1.250%, 03/01/21		275,000	268,469
Titan Machinery
3.750%, 05/01/19		375,000	306,328

Total Convertible Bonds (Cost $789,404)			663,755

LOAN PARTICIPATIONS — 0.3%
	Face Amount(1)		Value
NARTC Bank Loan
11.500%, 07/13/20		400,000	396,000
8.750%, 01/13/20		20,618	20,386
7.750%, 01/13/20		176,471	174,485

Total Loan Participations (Cost $589,093)			590,871

SOVEREIGN DEBT — 0.3%
	Face Amount(1)		Value
Hellenic Republic Government Bond
3.000%, 02/24/20 (D)	EUR	200,000	119,439
Mexican Bonos
5.000%, 06/15/17	MXN	6,200,000	390,360

Total Sovereign Debt (Cost $653,773)			509,799

PREFERRED STOCK (E) — 0.2%
	Shares		Value
UNITED STATES — 0.2%
Amid PIPE *		7,340	87,199
Teekay Offshore Partners		10,700	207,473

Total Preferred Stock (Cost $446,423)			294,672

SHORT-TERM INVESTMENT — 2.0%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (F) (Cost $3,252,695)	3,252,695	$3,252,695

Total Investments — 100.2% (Cost $181,006,925) †		$167,085,443

PURCHASED OPTIONS * — 0.0%
	Contracts	Value
National Bank of Greece, Expires 8/22/2015, Strike Price $1.00	1,300	$29,900

Total Purchased Options — 0.0% (Cost $26,091)		$29,900

For the period ended July 31, 2015, the total amount of all open purchased options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at July 31, 2015, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
BP Currency	(12)	Sep-2015	$(7,179)
Euro Currency	(29)	Sep-2015	112,752

			$105,573

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $166,762,084.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security considered Master Limited Partnership. At July 31, 2015, these securities amounted to $30,681,983 or 18.4% of net assets.
(C)	Security in default on interest payments.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2015. The coupon on a step bond changes on a specified date.
(E)	Interest rate unavailable.
(F)	The rate reported is the 7-day effective yield as of July 31, 2015.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
July 31, 2015
(unaudited)

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $181,006,925, and the unrealized appreciation and depreciation were $7,062,913 and $(20,984,395) respectively.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

PIPE — Private Investment in Public Equity

PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$83,235,703	$—	$—	$83,235,420
Corporate Obligations	—	40,300,566	—	40,300,566
Common Stock	38,237,382	—	—	38,237,382
Convertible Bonds	—	663,755	—	663,755
Loan Participations	—	590,871	—	590,871
Sovereign Debt	—	509,799	—	509,799
Preferred Stock	207,473	87,199	—	294,672
Short-Term Investment	3,252,695	—	—	3,252,695

Total Investments in Securities	$124,933,253	$42,152,190	$—	$167,085,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$29,900	$—	$—	$29,900
Futures Contracts *
Unrealized Appreciation	112,752	—	—	112,752
Unrealized Depreciation	(7,179)	—	—	(7,179)

Total Other Financial Instruments	$135,473	$—	$—	$135,473

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized at the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 57.3%
	Shares	Value
EXCHANGE TRADED FUNDS — 10.1%
Consumer Staples Select Sector SPDR Fund	39,400	$1,982,214
Health Care Select Sector SPDR Fund	38,800	2,971,692
PowerShares S&P 500 Downside Hedged Portfolio	1,654,576	42,274,417

		47,228,323

OPEN-END FUNDS — 47.2%
AQR Managed Futures Strategy HV Fund	4,256,314	48,905,044
AQR Multi Strategy Alternative Fund	3,809,736	37,944,966
AQR Style Premia Alternative Fund	4,659,744	46,317,852
ASG Managed Futures Strategy Fund, Cl Y	4,220,233	46,127,147
PIMCO All Asset All Authority Fund, Cl I	4,753,812	41,786,011

		221,081,020

Total Registered Investment Companies (Cost $277,614,387)		268,309,343

U.S. TREASURY OBLIGATIONS — 8.4%
	Shares	Value
U.S. Treasury Bills
0.301%, 07/21/16 (A)	20,000,000	19,937,240

U.S. Treasury Notes
2.125%, 05/15/25	19,400,000	19,266,625

Total U.S. Treasury Obligations (Cost $39,194,729)		39,203,865

COMMON STOCK — 20.1%
	Shares	Value
BAHAMAS — 0.0%
Teekay Tankers, Cl A	24,300	174,231

BERMUDA — 0.2%
Assured Guaranty	30,700	750,922

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.0%
Cia Energetica de Minas Gerais ADR	51,000	$140,250

CANADA — 1.9%
Advantage Oil & Gas *	18,231	99,541
AGF Management, Cl B	43,000	196,284
Aimia	51,700	558,962
Air Canada, Cl B *	42,700	384,279
Bird Construction	17,700	148,329
Boardwalk ‡	5,300	233,259
Canfor Pulp Products	9,400	89,986
Cascades	21,600	126,014
Chorus Aviation, Cl B	42,400	208,134
CI Financial	28,300	715,155
Cogeco	2,000	89,353
Cogeco Cable	4,200	235,041
Equitable Group	700	28,774
Exchange Income	3,400	58,233
Genworth MI Canada	25,300	598,719
Great-West Lifeco	24,400	691,039
Home Capital Group, Cl B	28,100	683,888
Lucara Diamond	35,000	53,523
Magna International	12,900	701,244
Mart Resources	264,500	113,255
Martinrea International *	36,900	380,892
Medical Facilities	10,100	109,893
North American Energy Partners	94,241	178,115
North West	10,200	214,552
OceanaGold	55,100	95,214
Pacific Rubiales Energy	68,082	184,862
Sun Life Financial	21,200	691,997
Suncor Energy	22,100	622,521
Twin Butte Energy	213,400	72,610
WestJet Airlines, Cl A	2,600	45,863
Wi-LAN	67,500	141,415

		8,750,946

CAYMAN ISLANDS — 0.0%
Herbalife *	800	40,392

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
CAYMAN ISLANDS (continued)
Xingda International Holdings	518,000	$126,288

		166,680

CHINA — 1.0%
361 Degrees International	466,000	162,901
Agile Property Holdings	817,500	471,373
Bank of Chongqing, Cl H	43,500	38,437
Baoye Group, Cl H	32,000	20,144
CNinsure ADR *	32,100	258,405
CNOOC	520,000	644,609
Concord Medical Services Holdings ADR	14,612	83,434
Evergrande Real Estate Group	1,154,000	763,647
HNA Infrastructure, Cl H	47,000	46,380
Industrial & Commercial Bank of China ADR	18,780	257,474
JA Solar Holdings ADR *	15,438	118,255
Metallurgical Corp of China, Cl H	2,024,000	676,207
Peak Sport Products	26,000	6,305
Trina Solar ADR *	7,717	73,697
Weiqiao Textile, Cl H	122,000	63,579
Wumart Stores, Cl H	160,000	98,448
Xinhua Winshare Publishing and Media, Cl H	92,000	81,885
Xinyuan Real Estate ADR	31,000	85,560
Zhejiang Expressway, Cl H	516,000	594,389

		4,545,129

GERMANY — 0.0%
Affimed *	10,800	177,228

GREECE — 0.1%
Aegean Airlines	14,945	101,434
Navios Maritime Acquisition	90,900	359,964

		461,398

HONG KONG — 1.0%
Belle International Holdings	106,000	110,207
Changgang Dunxin Enterprise	1,026,000	84,703
China Everbright	296,000	717,826
China Hongqiao Group	449,500	333,401
China Lesso Group Holdings	518,000	406,259
China Lilang	131,000	141,269

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
CSI Properties	520,000	$18,111
Emperor International Holdings	424,000	89,697
Fortune Real Estate Investment Trust ‡	151,000	164,590
Franshion Properties China	104,000	33,673
Guangdong Yueyun Transportation, Cl H	67,000	49,090
HK Electric Investments (B)	601,000	417,862
Huishang Bank, Cl H	117,000	55,841
Ju Teng International Holdings	226,000	99,411
Michael Kors Holdings *	2,100	88,179
Road King Infrastructure	61,000	56,103
Sino Biopharmaceutical	312,000	361,813
Skyworth Digital Holdings	632,000	483,438
Sunlight Real Estate Investment Trust ‡	282,000	143,686
TCC International Holdings	344,000	88,304
Texwinca Holdings	132,000	159,715
Tianjin Port Development Holdings	814,000	168,002
Truly International Holdings	132,000	44,271
Universal Health International Group Holding	188,000	80,270
Varitronix International	80,000	60,782

		4,456,503

ISRAEL — 0.1%
Magic Software Enterprises	26,579	169,042
Mind CTI	21,300	62,409
Orbotech *	15,904	302,812
Radware *	7,412	141,125

		675,388

MALAYSIA — 0.1%
Pharmaniaga	31,000	55,118
SKP Resources	400,500	160,221
Top Glove	89,700	178,720
UEM Edgenta	76,700	69,190
VS Industry	66,900	111,077

		574,326

MEXICO — 0.0%
America Movil ADR, Cl L	1,600	31,008

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Grupo Aeroportuario del Centro Norte Sab ADR	1,020	$45,237

		76,245

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	4,994	137,435

PUERTO RICO — 0.1%
Triple-S Management, Cl B *	19,135	412,933

SINGAPORE — 0.3%
Asian Pay Television Trust	181,300	110,351
Avago Technologies, Cl A	5,300	663,242
China Yuchai International	3,270	48,952
CSE Global	81,700	31,862
Lian Beng Group	157,000	63,516
Suntec Real Estate Investment Trust ‡	348,000	432,511
UMS Holdings	180,000	66,917

		1,417,351

SOUTH AFRICA — 0.1%
Net 1 UEPS Technologies *	12,900	250,518

SOUTH KOREA — 1.4%
Avatec	13,460	110,082
Bluecom	11,069	163,176
BRIDGETEC	27,851	97,228
Daewon Pharmaceutical	2,971	60,936
DK UIL	11,677	103,782
DY	15,360	85,191
e-LITECOM	14,165	227,579
GMB Korea	8,543	38,475
Golfzon Yuwon Holdings	39,731	392,166
GS Retail	12,908	575,822
Halla Holdings	538	23,678
Hansol Holdings	17,280	132,168
HS R&A	3,626	98,850
HwaSung Industrial	5,453	118,832
Hyosung	2,933	357,179
Hyundai Development — Engineering & Construction	2,703	161,697

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Il Dong Pharmaceutical	7,492	$210,005
Ilji Technology	2,436	16,030
Interpark Holdings	12,848	118,033
IsuPetasys	43,636	223,746
Jahwa Electronics	11,825	114,698
KC Tech	9,061	93,696
Komelon	14,799	132,794
Korea Electric Power	12,150	528,509
Korea United Pharm	7,027	153,733
Kwang Dong Pharmaceutical	23,786	294,746
Kyungdong Pharm	4,264	88,731
Mcnex	3,638	107,246
Moorim Paper	35,944	133,160
OCI Materials	4,163	472,813
Samjin Pharmaceutical	6,674	170,536
Seohan	129,934	303,696
Shinsegae Engineering & Construction	4,107	209,535
Tongyang Life Insurance	21,383	278,674
YeaRimDang Publishing	8,590	45,294

		6,442,516

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	7,234	119,072
Silicon Motion Technology ADR	6,200	163,184

		282,256

THAILAND — 0.0%
Fabrinet *	4,580	85,005

UNITED KINGDOM — 0.1%
Atlas Mara *	68,997	413,982

UNITED STATES — 13.6%
Consumer Discretionary — 2.4%
1-800-Flowers.com, Cl A *	17,000	169,150
American Public Education *	1,200	31,044
Ascena Retail Group *	4,600	57,592
Bassett Furniture Industries	8,192	268,615
Big Lots	4,000	172,720
Brinker International	2,300	137,770

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Carter’s	2,100	$212,961
Cheesecake Factory	3,900	225,186
Chuy’s Holdings *	1,500	42,615
Culp	7,873	238,158
Denny’s *	19,501	229,332
Domino’s Pizza	6,500	739,960
El Pollo Loco Holdings *	12,200	229,238
Express *	10,200	194,208
Finish Line, Cl A	4,500	123,705
Fossil Group *	1,400	96,250
GameStop, Cl A	16,300	747,355
Genesco *	9,300	601,617
Habit Restaurants, Cl A *	6,900	204,999
Helen of Troy *	300	26,334
Isle of Capri Casinos *	19,004	346,633
Lithia Motors, Cl A	1,100	131,659
LKQ *	8,000	251,680
Marcus	14,073	294,970
MarineMax *	20,800	375,648
Modine Manufacturing *	10,367	105,018
Nautilus *	13,422	283,607
Panera Bread, Cl A *	1,500	306,180
Perry Ellis International *	8,313	200,260
RCI Hospitality Holdings *	13,570	151,441
Restoration Hardware Holdings *	4,100	415,986
Rocky Brands	12,394	225,075
Ruth’s Hospitality Group	20,536	359,996
Select Comfort *	23,200	604,128
Skullcandy *	30,025	219,483
Smith & Wesson Holding *	3,800	61,636
Stage Stores	14,100	248,160
Starz *	4,400	177,980
Tempur Sealy International *	300	22,665
TopBuild *	9,300	267,468
Tower International *	4,767	124,562
Tuesday Morning *	2,100	19,698
Tupperware Brands	2,900	169,563
Unifi *	9,140	282,060

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
US Auto Parts Network *	66,519	$151,996
Vince Holding *	10,900	106,929
West Marine *	12,000	108,960
ZAGG *	37,710	293,007
Zumiez *	5,300	138,330

		11,193,587

Consumer Staples — 0.5%
Andersons	1,100	41,030
Bunge	6,900	550,965
Calavo Growers	6,184	337,090
Central Garden & Pet, Cl A *	20,300	204,624
Ingles Markets, Cl A	5,000	231,400
John B Sanfilippo & Son	1,300	67,587
MGP Ingredients	17,649	260,676
Omega Protein *	10,461	148,755
Reed’s *	13,200	81,708
SpartanNash	8,500	273,785

		2,197,620

Energy — 0.4%
Abraxas Petroleum *	62,700	117,876
Denbury Resources	3,400	13,396
Matrix Service *	3,409	66,067
Pacific Ethanol *	25,200	185,976
REX American Resources *	3,131	161,685
TransGlobe Energy	22,790	67,458
Valero Energy	9,700	636,320
WPX Energy *	82,200	715,140

		1,963,918

Financials — 3.7%
Agree Realty ‡	8,000	247,920
American Assets Trust ‡	16,000	665,920
Apollo Residential Mortgage ‡	5,900	85,432
Arbor Realty Trust ‡	28,440	194,530
Aspen Insurance Holdings	10,300	495,327
Banner	5,800	276,428
Berkshire Hills Bancorp	8,162	237,514
Boston Private Financial Holdings	19,800	249,084

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Brixmor Property Group ‡	31,600	$773,252
Cardinal Financial	12,539	292,911
Century Bancorp, Cl A	2,522	105,041
City Office ‡	1,500	18,675
CM Finance	20,241	244,714
Corporate Office Properties Trust ‡	14,600	337,698
CyrusOne ‡	1,100	33,814
Equinix ‡	70	19,524
Equity Commonwealth ‡ *	9,400	246,280
Equity LifeStyle Properties ‡	3,000	173,640
Essex Property Trust ‡	200	44,982
Federated National Holding	6,000	141,540
Fidelity Southern	300	5,832
Financial Institutions	6,079	149,179
First Busey	35,760	227,791
First Defiance Financial	11,439	439,829
First Internet Bancorp	4,667	138,937
First Merchants	9,843	256,213
Forest City Enterprises, Cl A *	25,207	588,583
Franklin Street Properties ‡	2,300	27,071
Heritage Commerce	25,333	280,943
HomeStreet *	11,506	260,151
Investors Real Estate Trust ‡	99,700	718,837
LaSalle Hotel Properties ‡	3,500	116,445
MainSource Financial Group	4,454	97,498
Malvern Bancorp *	4,678	70,778
Marlin Business Services	2,100	33,369
Meta Financial Group	1,030	52,077
New Senior Investment Group ‡	25,100	324,794
Orchid Island Capital, Cl A ‡	13,885	119,689
Oritani Financial	11,773	184,954
Preferred Bank	6,894	217,299
Ramco-Gershenson Properties Trust ‡	16,100	272,734
S&T Bancorp	10,466	323,609
Saul Centers ‡	13,382	694,258
Security National Financial, Cl A *	13,200	102,564
Select Income ‡	15,200	305,064

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Senior Housing Properties Trust ‡	3,700	$63,899
Silver Bay Realty Trust ‡	31,700	513,857
Simon Property Group ‡	4,200	786,324
SL Green Realty ‡	300	34,542
Solar Capital	36,448	647,681
Sotherly Hotels ‡	13,068	96,311
Strategic Hotels & Resorts ‡ *	49,100	671,197
Suffolk Bancorp	9,028	260,187
Sunstone Hotel Investors ‡	33,900	476,973
Taubman Centers ‡	10,500	785,400
Territorial Bancorp	1,700	43,027
United Community Banks	15,043	313,947
Unity Bancorp	5,791	56,868
Urban Edge Properties ‡	10,700	229,729
Voya Financial	16,400	769,980
Walker & Dunlop *	13,047	312,476
Westfield Financial	37,342	276,704
WSFS Financial	5,316	152,622

		17,384,448

Health Care — 1.8%
Affymetrix *	24,809	271,907
Alliance HealthCare Services *	6,644	99,394
Allscripts Healthcare Solutions *	2,500	36,150
Almost Family *	8,885	388,808
Amgen	1,100	194,249
AMN Healthcare Services *	11,516	338,916
Amsurg, Cl A *	1,152	82,644
Biogen *	370	117,949
Bruker *	3,200	67,360
Cambrex *	7,989	393,458
Computer Programs & Systems	2,100	98,217
Digirad	16,076	70,252
Endocyte *	25,500	131,580
Enzo Biochem *	39,601	118,803
Gilead Sciences	1,800	212,148
Greatbatch *	5,821	317,419
Harvard Bioscience *	57,700	282,153

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Heska *	4,523	$152,651
ICU Medical *	1,997	199,540
Infinity Pharmaceuticals *	44,300	387,182
LHC Group *	4,058	163,497
Magellan Health *	2,700	163,593
Merge Healthcare *	61,937	340,034
Merit Medical Systems *	14,068	359,578
Misonix *	4,800	44,640
Molina Healthcare *	2,500	188,575
Momenta Pharmaceuticals *	24,700	536,978
Natus Medical *	7,807	352,564
Omnicell *	9,555	348,949
OncoGenex Pharmaceuticals *	23,300	80,385
PAREXEL International *	1,000	68,960
PharMerica *	9,989	341,324
pSivida *	14,200	57,652
Quality Systems	4,800	61,200
RTI Surgical *	34,009	247,585
Sangamo BioSciences *	6,800	62,220
SciClone Pharmaceuticals *	13,987	127,422
Skystar Bio-Pharmaceutical *	16,504	32,678
Synergetics USA *	114,300	552,069
Synta Pharmaceuticals *	10,700	22,684
Team Health Holdings *	2,900	195,489
Vascular Solutions *	600	22,338
Vericel *	47,600	159,936

		8,491,130

Industrials — 1.7%
ACCO Brands *	34,434	281,670
Accuride *	23,500	95,645
AECOM *	2,600	80,158
Air Transport Services Group *	6,900	71,415
ARC Document Solutions *	9,200	63,572
Argan	18,000	699,840
Atlas Air Worldwide Holdings *	8,600	422,690
Civeo	65,916	141,060
Comfort Systems USA	12,739	352,106
CRA International *	10,408	242,923

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Douglas Dynamics	11,153	$228,860
Ducommun *	4,678	112,038
Encore Wire	5,551	190,566
Engility Holdings	4,435	97,171
Esterline Technologies *	1,900	168,454
Federal Signal	14,835	221,932
Flowserve	2,500	117,475
FreightCar America	3,000	57,780
Gibraltar Industries *	11,872	227,230
Global Brass & Copper Holdings	6,900	116,265
Hawaiian Holdings *	1,000	21,720
Huntington Ingalls Industries	700	82,187
Huron Consulting Group *	1,500	114,705
InnerWorkings *	8,000	60,000
Insteel Industries	6,348	103,726
Kimball International, Cl B	23,986	271,521
Kirby *	2,000	144,820
Knoll	13,422	324,812
LB Foster, Cl A	4,656	136,654
MRC Global *	6,900	88,665
MYR Group *	9,722	292,049
Orbital ATK	1,700	120,615
Oshkosh	500	18,270
Park-Ohio Holdings	2,165	97,230
Patrick Industries *	8,462	304,952
Quad	17,602	289,553
Quanex Building Products	12,809	257,205
Quanta Services *	900	24,858
Resources Connection	11,600	183,628
Team *	6,653	288,740
Triumph Group	1,500	80,775
Twin Disc	15,648	251,933
Universal Forest Products	2,704	171,704
VSE	2,121	100,535
Wabash National *	26,458	363,533

		8,183,240

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology — 2.2%
ADTRAN	2,100	$34,650
Advanced Energy Industries *	8,300	217,377
Apple	4,300	521,590
Avid Technology *	14,600	178,996
Benchmark Electronics *	7,458	164,523
Black Box	3,100	48,546
Blucora *	6,800	96,356
Booz Allen Hamilton Holding, Cl A	5,600	155,288
BSQUARE *	30,500	196,420
Cabot Microelectronics *	4,038	183,083
Ciber *	21,958	72,681
Cirrus Logic *	800	26,408
Cohu	22,642	224,382
Comtech Telecommunications	11,875	342,119
Comverse *	1,800	36,486
Constant Contact *	6,295	162,663
Datalink *	8,674	58,810
DHI Group *	5,100	40,647
DTS *	7,714	219,772
Edgewater Technology *	17,420	123,508
ePlus *	3,948	303,641
F5 Networks *	800	107,312
Fairchild Semiconductor International, Cl A *	2,800	42,168
FormFactor *	35,067	253,534
GSI Group *	13,092	185,514
Hackett Group	22,700	290,560
Higher One Holdings *	74,138	172,000
HomeAway *	800	24,032
Infoblox *	2,200	51,700
Kemet *	13,200	30,756
Kulicke & Soffa Industries *	3,900	40,599
Lattice Semiconductor *	5,300	26,076
Lexmark International, Cl A	2,300	78,177
Limelight Networks *	67,818	255,674
Liquidity Services *	3,400	30,532
Mercury Systems *	8,973	126,430
Micron Technology *	5,600	103,656

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
NCI, Cl A	25,726	$289,417
NetApp	5,200	161,980
NETGEAR *	600	20,094
NetScout Systems *	500	19,940
NeuStar, Cl A *	1,000	30,870
Newport *	6,959	110,230
OSI Systems *	300	21,054
PC Connection	11,639	258,269
Pericom Semiconductor	7,900	94,563
Progress Software *	9,400	278,992
QLogic *	3,400	30,158
QUALCOMM	6,000	386,340
Rackspace Hosting *	2,500	85,075
Rofin-Sinar Technologies *	11,520	287,309
Seachange International *	6,400	44,096
Sigma Designs *	31,219	323,741
Sky-mobi ADR *	24,717	101,216
SolarWinds *	2,500	99,725
Solera Holdings	3,300	120,747
Spok Holdings	7,038	117,746
Stamps.com *	4,400	301,840
Super Micro Computer *	6,992	186,477
Sykes Enterprises *	11,232	273,836
Synopsys *	7,500	381,300
TechTarget *	23,713	205,355
TeleCommunication Systems, Cl A *	82,584	303,083
United Online *	19,860	276,054
Web.com Group *	1,700	42,313
Wireless Telecom Group *	19,200	39,360
Xcerra *	3,300	20,740
Xerox	9,900	109,098
XO Group *	12,981	192,508

		10,440,192

Materials — 0.4%
Albemarle	1,400	75,880
Boise Cascade *	800	26,544
Clearwater Paper *	2,300	135,355

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Coeur Mining *	48,558	$171,410
Core Molding Technologies *	11,156	212,856
Haynes International	5,314	226,217
Kraton Performance Polymers *	11,964	245,501
Mercer International	20,418	246,854
Olympic Steel	23,094	279,899
Worthington Industries	700	18,942

		1,639,458

Telecommunication Services — 0.2%
Inteliquent	32,308	588,006
magicJack VocalTec *	12,000	86,760
Shenandoah Telecommunications	2,600	89,388

		764,154

Utilities — 0.3%
Atlantic Power	179,000	445,710
Chesapeake Utilities	4,125	212,082
MDU Resources Group	5,800	113,158
UGI	21,000	767,340

		1,538,290

		63,796,037

Total Common Stock (Cost $93,600,237)		94,187,279

PREFERRED STOCK — 0.0%
	Shares	Value
CHILE — 0.0%(C)
Embotelladora Andina, Cl B (Cost $85,068)	26,177	74,377

WARRANTS — 0.0%
	Number of Warrants	Value
Atlas Mara-Invest, Expires 12/17/17, Strike Price $11.50 (Cost $14,321)	62,340	6,234
Magnum Hunter, Expires 04/20/16, Strike Price $8.50 (Cost $—)	(7,982)	—

		Value
WARRANTS — continued
Total Warrants
(Cost $14,321)		$6,234

SHORT-TERM INVESTMENT — 6.4%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (D) (Cost $30,138,502)	30,138,502	30,138,502

Total Investments — 92.2% (Cost $440,647,244) †		$431,919,600

SCHEDULE OF SECURITIES SOLD SHORT RIGHTS — 0.0%
	Number Of Rights	Value
CHC Group, Expires 11/14/20, Strike Price $1,000.00	(14,500)	$—
Imperial Metals, Expires 08/25/15, Strike Price $8.00	(8,100)	(124)
Total Rights (Proceeds $—)		(124)

COMMON STOCK — (15.9)%
	Shares	Value
ARGENTINA — (0.1)%
MercadoLibre	(3,600)	(470,484)

BERMUDA — (0.0)%
Beijing Properties Holdings *	(314,000)	(24,303)
Central European Media Enterprises, Cl A *	(26,500)	(63,600)

		(87,903)

CANADA — (1.3)%
Allied Properties ‡	(11,500)	(320,243)
Arbutus Biopharma *	(37,740)	(408,724)
Asanko Gold *	(56,900)	(87,448)
Athabasca Oil *	(133,700)	(154,366)
AutoCanada	(6,100)	(156,575)
Avigilon *	(11,700)	(142,510)
B2Gold *	(208,700)	(226,596)
Bellatrix Exploration *	(119,400)	(233,568)
Choice Properties ‡	(3,700)	(32,336)
Detour Gold *	(52,700)	(511,345)
Element Financial *	(32,300)	(489,495)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
First Quantum Minerals	(37,900)	$(302,829)
Franco-Nevada	(11,400)	(462,851)
IGM Financial	(12,700)	(375,023)
Imperial Metals *	(8,100)	(49,547)
MDC Partners, Cl A	(11,155)	(196,663)
NOVAGOLD Resources *	(10,605)	(32,345)
NuVista Energy *	(31,400)	(126,527)
Onex	(8,100)	(464,751)
Paramount Resources, Cl A *	(24,900)	(375,066)
Performance Sports Group *	(10,600)	(174,052)
Rubicon Minerals *	(38,800)	(33,227)
Sandstorm Gold *	(39,200)	(99,960)
Silver Wheaton	(27,500)	(359,700)

		(5,815,747)

CAYMAN ISLANDS — (0.0)%
Tech Pro Technology Development *	(114,000)	(119,113)

CHINA — (0.5)%
BBMG, Cl H	(314,500)	(241,383)
China Everbright Water *	(194,600)	(113,482)
China Shipping Development, Cl H	(632,000)	(383,979)
China Sunergy ADR *	(8,400)	(13,608)
CNinsure ADR *	(11,960)	(96,278)
JD.com ADR *	(8,700)	(287,361)
Li Ning *	(527,000)	(260,363)
Lianhua Supermarket Holdings, Cl H	(155,000)	(82,375)
Maanshan Iron & Steel, Cl H *	(750,000)	(176,077)
Qunar Cayman Islands ADR *	(11,500)	(480,240)
ReneSola ADR *	(50,790)	(66,535)
Sany Heavy Equipment International Holdings	(328,000)	(71,927)
Sinovac Biotech *	(10,300)	(53,972)
Tingyi Cayman Islands Holding	(44,000)	(84,682)
Zhongsheng Group Holdings	(48,500)	(29,529)

		(2,441,791)

COLOMBIA — (0.0)%
Grupo Aval Acciones y Valores ADR	(19,400)	(167,810)

COMMON STOCK — continued
	Shares	Value

FRANCE — (0.0)%
Ingenico Group	(24)	$(3,146)

GREECE — (0.1)%
Diana Shipping *	(28,600)	(215,930)
Star Bulk Carriers *	(25,470)	(76,919)
StealthGas *	(4,400)	(24,772)

		(317,621)

HONG KONG — (0.2)%
China Huarong Energy *	(265,000)	(16,408)
China Power New Energy Development	(280,000)	(18,781)
China Taiping Insurance Holdings *	(18,400)	(54,946)
Hang Seng Bank	(23,100)	(473,484)
Noble Group	(210,900)	(69,949)
PetroAsian Energy Holdings *	(468,900)	(10,041)
Sino Oil And Gas Holdings *	(2,030,000)	(43,992)
Zoomlion Heavy Industry Science and Technology	(234,000)	(125,870)

		(813,471)

INDIA — (0.1)%
HDFC Bank ADR	(7,800)	(487,266)

IRELAND — (0.0)%
Fly Leasing ADR	(8,805)	(132,427)

ISRAEL — (0.2)%
Allot Communications *	(39,902)	(207,889)
Stratasys *	(16,800)	(516,264)

		(724,153)

LUXEMBOURG — (0.0)%
Magnachip Semiconductor *	(16,800)	(143,808)

NORWAY — (0.0)%
Vard Holdings *	(327,800)	(108,721)

PUERTO RICO — (0.0)%
OFG Bancorp	(22,266)	(179,464)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — (0.2)%
Cache Logistics Trust ‡	(40,000)	$(31,490)
Cosco *	(233,000)	(66,239)
Frasers Centrepoint Trust ‡	(81,500)	(122,382)
Hyflux	(121,700)	(74,519)
Keppel ‡	(358,200)	(280,690)
Keppel DC ‡	(80,100)	(63,351)
Perennial Real Estate Holdings *	(26,800)	(20,415)
Yoma Strategic Holdings *	(100,000)	(31,345)

		(690,431)

TAIWAN — (0.1)%
Himax Technologies ADR	(55,850)	(402,120)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development *	(310,000)	(13,996)

UNITED STATES — (13.1)%
Consumer Discretionary — (2.8)%
500.com ADR, Cl A *	(23,250)	(547,073)
Advance Auto Parts	(300)	(52,263)
Aeropostale *	(221,842)	(334,981)
Arctic Cat	(4,950)	(141,619)
Big 5 Sporting Goods	(8,429)	(92,803)
Burlington Stores *	(8,300)	(456,832)
Carriage Services, Cl A	(7,879)	(189,332)
China Distance Education Holdings ADR	(16,375)	(213,203)
Coach	(24,100)	(751,920)
Cosi *	(44,402)	(63,939)
CST Brands	(8,000)	(303,040)
Destination XL Group *	(40,248)	(196,813)
Dixie Group *	(30,888)	(303,011)
DreamWorks Animation SKG, Cl A *	(21,600)	(520,776)
Ethan Allen Interiors	(5,640)	(170,272)
Famous Dave’s of America *	(35,990)	(640,982)
Fogo De Chao *	(1,300)	(26,169)
Fox Factory Holding *	(19,700)	(312,836)
Francesca’s Holdings *	(4,896)	(59,535)
GNC Holdings, Cl A	(4,500)	(221,445)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Hemisphere Media Group, Cl A *	(6,905)	$(95,634)
Hovnanian Enterprises, Cl A *	(59,146)	(119,475)
iRobot *	(6,403)	(197,148)
Kona Grill *	(15,118)	(287,847)
LifeLock *	(14,793)	(117,161)
M/I Homes *	(6,190)	(155,245)
MakeMyTrip *	(30,317)	(442,628)
Mattress Firm Holding *	(1,400)	(86,590)
Michaels *	(800)	(20,272)
Monro Muffler Brake	(3,800)	(240,350)
Murphy USA *	(4,500)	(246,420)
Nord Anglia Education *	(3,700)	(93,758)
ReachLocal *	(32,863)	(93,660)
Rentrak *	(7,662)	(524,617)
Scholastic	(2,600)	(112,034)
Scientific Games, Cl A *	(8,712)	(131,551)
Sears Holdings *	(8,800)	(189,640)
Sportsman’s Warehouse Holdings *	(16,500)	(192,885)
Strattec Security	(1,900)	(133,551)
Tesla Motors *	(2,350)	(625,453)
Town Sports International Holdings	(22,759)	(51,891)
Tuesday Morning *	(26,492)	(248,495)
Vera Bradley *	(20,733)	(225,160)
Videocon d2h ADR *	(6,900)	(88,251)
WCI Communities *	(11,477)	(289,679)
William Lyon Homes, Cl A *	(7,229)	(172,484)
Winmark	(3,074)	(311,581)
Winnebago Industries	(10,100)	(225,533)
Wynn Resorts	(7,300)	(753,579)
Yum! Brands	(8,600)	(754,736)
Zumiez *	(8,711)	(227,357)

		(13,053,509)

Consumer Staples — (0.3)%
Boulder Brands *	(30,191)	(251,491)
Chefs’ Warehouse *	(14,003)	(240,852)
Craft Brew Alliance *	(26,800)	(276,844)
Ingles Markets, Cl A	(6,000)	(277,680)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Orchids Paper Products	(8,691)	$(219,361)
SunOpta *	(3,510)	(37,557)

		(1,303,785)

Energy — (0.6)%
Bonanza Creek Energy *	(7,195)	(56,193)
CHC Group *	(14,500)	(5,365)
Cheniere Energy *	(3,200)	(220,704)
Contango Oil & Gas *	(5,400)	(49,572)
Diamond Offshore Drilling	(25,300)	(555,335)
Geospace Technologies *	(4,775)	(83,276)
Kinder Morgan	(20,500)	(710,120)
RigNet *	(8,174)	(211,952)
Seventy Seven Energy *	(102,300)	(319,176)
Stone Energy *	(24,452)	(141,577)
Synergy Resources *	(5,900)	(57,407)
Tesco	(27,315)	(262,224)
TETRA Technologies *	(9,900)	(47,124)
Westmoreland Coal *	(4,400)	(68,596)
Williams Companies	(2,700)	(141,696)

		(2,930,317)

Financials — (3.9)%
Acadia Realty Trust ‡	(8,200)	(262,236)
American Residential Properties ‡	(17,700)	(327,450)
Arlington Asset Investment, Cl A	(10,515)	(200,836)
Artisan Partners Asset Management, Cl A	(3,700)	(176,675)
Ashford Hospitality Prime ‡	(4,400)	(64,064)
Bancorp *	(21,541)	(179,867)
Boston Properties ‡	(200)	(24,656)
Campus Crest Communities ‡	(22,818)	(130,063)
Capital Bank Financial, Cl A *	(9,013)	(270,120)
Cash America International	(5,096)	(141,312)
Citizens & Northern	(8,460)	(167,000)
City Holding	(4,500)	(216,990)
Douglas Emmett ‡	(10,900)	(319,479)
EPR Properties ‡	(12,300)	(702,576)
FBR	(5,784)	(135,924)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
FelCor Lodging Trust ‡	(7,100)	$(66,456)
Fifth Street Senior Floating Rate	(19,800)	(181,368)
First Interstate BancSystem, Cl A	(12,200)	(338,306)
First Potomac Realty Trust ‡	(5,400)	(61,290)
Forestar Group *	(17,889)	(228,979)
Gaming and Leisure Properties ‡	(8,300)	(271,825)
Getty Realty ‡	(34,400)	(571,728)
Government Properties Income Trust ‡	(38,900)	(671,803)
HCI Group	(3,337)	(149,765)
HCP ‡	(8,100)	(312,984)
Hersha Hospitality Trust, Cl A ‡	(8,000)	(216,960)
HomeTrust Bancshares *	(3,400)	(58,276)
Inland Real Estate ‡	(77,400)	(760,068)
Iron Mountain ‡	(17,300)	(519,865)
Kearny Financial *	(22,643)	(252,466)
Ladenburg Thalmann Financial Services *	(116,600)	(354,464)
Macerich ‡	(8,600)	(680,776)
Mack-Cali Realty ‡	(36,600)	(762,744)
Manning & Napier, Cl A	(24,200)	(242,000)
Markel *	(140)	(124,565)
Maui Land & Pineapple *	(7,300)	(37,741)
Mercury General	(4,400)	(248,380)
National Bank Holdings, Cl A	(14,621)	(316,398)
National Interstate	(3,000)	(75,780)
Nationstar Mortgage Holdings *	(8,700)	(161,385)
New York ‡	(22,500)	(233,100)
Northfield Bancorp	(9,100)	(137,046)
NorthStar Realty Finance ‡	(29,500)	(472,000)
Parkway Properties ‡	(43,100)	(773,214)
Peoples Bancorp	(6,614)	(139,159)
Phoenix *	(19,464)	(268,603)
RAIT Financial Trust ‡	(33,192)	(173,926)
RCS Capital, Cl A *	(88,000)	(513,040)
Realty Income ‡	(1,300)	(62,777)
Republic First Bancorp *	(57,066)	(198,590)
Safeguard Scientifics *	(19,051)	(349,776)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Safety Insurance Group	(2,764)	$(160,284)
Silvercrest Asset Management Group, Cl A	(25,307)	(312,035)
Starwood Waypoint Residential Trust ‡	(27,800)	(680,544)
Sun Communities ‡	(5,700)	(396,207)
TriCo Bancshares	(6,406)	(158,805)
TrustCo Bank NY	(22,544)	(140,449)
UMH Properties ‡	(22,071)	(211,882)
United Bankshares	(9,000)	(364,770)
VEREIT ‡	(90,100)	(789,276)
Washingtion ‡	(20,600)	(552,904)
World Acceptance *	(2,618)	(142,472)
WP Carey ‡	(3,900)	(238,641)

		(18,455,120)

Health Care — (1.3)%
Accelerate Diagnostics *	(800)	(22,304)
Accuray *	(31,000)	(197,780)
Aceto	(11,263)	(263,892)
Aegerion Pharmaceuticals *	(6,851)	(131,060)
ANI Pharmaceuticals *	(1,411)	(100,223)
athenahealth *	(200)	(27,992)
AtriCure *	(13,873)	(385,531)
BioDelivery Sciences International *	(6,611)	(53,880)
BioScrip *	(113,315)	(284,421)
Cempra *	(2,737)	(114,571)
Cerus *	(33,457)	(181,671)
Computer Programs & Systems	(3,552)	(166,127)
Derma Sciences *	(27,850)	(199,127)
Endologix *	(12,433)	(177,295)
Fibrocell Science *	(5,400)	(35,208)
Fluidigm *	(8,980)	(179,869)
GenMark Diagnostics *	(28,458)	(241,893)
Genomic Health *	(3,118)	(84,435)
IGI Laboratories *	(31,221)	(274,745)
Insmed *	(3,800)	(102,980)
Insulet *	(5,100)	(172,839)
Intrexon *	(400)	(26,100)
La Jolla Pharmaceutical *	(1,100)	(33,440)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Medgenics *	(18,721)	$(151,266)
NanoString Technologies *	(7,299)	(111,748)
Novadaq Technologies *	(41,800)	(479,446)
NxStage Medical *	(4,851)	(69,272)
Repros Therapeutics *	(17,466)	(129,248)
Spectranetics *	(14,552)	(248,839)
STAAR Surgical *	(94,908)	(832,343)
TG Therapeutics *	(8,333)	(145,411)
Theravance	(1,500)	(22,980)
Vanda Pharmaceuticals *	(5,387)	(65,937)
Verastem *	(15,999)	(116,793)
Zeltiq Aesthetics *	(3,081)	(105,832)

		(5,936,498)

Industrials — (1.5)%
Acacia Research	(13,984)	(131,589)
Altra Industrial Motion	(10,084)	(256,134)
American Science & Engineering	(8,735)	(390,367)
Barrett Business Services	(3,900)	(161,460)
Blount International *	(25,968)	(217,093)
CIRCOR International	(5,537)	(264,835)
Covanta Holding	(15,300)	(302,022)
Dynamic Materials	(19,122)	(215,696)
Enphase Energy *	(34,681)	(204,965)
FuelCell Energy *	(199,400)	(167,855)
General Finance *	(57,519)	(269,764)
Global Power Equipment Group	(32,762)	(221,144)
Gorman-Rupp	(12,020)	(308,193)
Grana y Montero SAA ADR	(9,284)	(54,776)
H&E Equipment Services	(8,308)	(149,046)
HC2 Holdings *	(17,500)	(136,500)
Hyster-Yale Materials Handling	(4,400)	(297,748)
Innovative Solutions & Support *	(6,748)	(20,109)
International Shipholding	(38,740)	(194,087)
KEYW Holding *	(20,000)	(162,600)
NN	(9,859)	(225,081)
NOW *	(1,100)	(19,140)
Plug Power *	(29,400)	(76,146)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Powell Industries	(7,846)	$(234,125)
Power Solutions International *	(7,307)	(303,094)
Primoris Services	(7,429)	(134,836)
Radiant Logistics *	(41,512)	(263,601)
Raven Industries	(13,902)	(270,116)
Republic Airways Holdings *	(13,581)	(68,448)
Rush Enterprises, Cl A *	(8,970)	(228,645)
Scorpio Bulkers *	(142,203)	(257,387)
SolarCity *	(2,100)	(121,800)
Sterling Construction *	(30,300)	(142,107)
Stock Building Supply Holdings *	(14,816)	(287,134)
US Ecology	(8,100)	(371,709)

		(7,129,352)

Information Technology — (2.1)%
58.com ADR *	(1,000)	(59,390)
Agilysys *	(34,455)	(291,834)
Amber Road *	(26,538)	(156,574)
Angie’s List *	(18,586)	(92,930)
Applied Micro Circuits *	(33,123)	(205,694)
Applied Optoelectronics *	(4,500)	(87,525)
Badger Meter	(6,094)	(358,449)
CalAmp *	(9,492)	(162,408)
ChannelAdvisor *	(5,000)	(50,450)
Control4 *	(33,752)	(280,142)
CUI Global *	(60,710)	(350,297)
Datawatch *	(39,116)	(185,019)
Digital Turbine *	(31,300)	(76,059)
eGain *	(26,582)	(118,556)
Exar *	(25,268)	(198,859)
FARO Technologies *	(7,912)	(347,258)
Global Eagle Entertainment *	(15,525)	(192,820)
Identiv *	(29,452)	(135,479)
Interactive Intelligence Group *	(5,490)	(227,615)
Intermolecular *	(42,288)	(93,879)
Internap *	(13,616)	(125,403)
Knowles *	(28,400)	(541,020)
KVH Industries *	(19,336)	(237,446)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
LivePerson *	(33,402)	$(320,993)
Marin Software *	(29,125)	(162,809)
Marketo *	(8,888)	(270,284)
Mattersight *	(23,400)	(153,270)
Mesa Laboratories	(1,897)	(196,415)
Monotype Imaging Holdings	(11,466)	(285,847)
MoSys *	(29,089)	(40,434)
Numerex, Cl A *	(39,323)	(332,673)
Oclaro *	(4,300)	(9,890)
Perceptron *	(22,363)	(196,124)
Pixelworks *	(56,461)	(317,875)
PROS Holdings *	(15,052)	(329,187)
Rosetta Stone *	(25,121)	(182,630)
Ruckus Wireless *	(32,015)	(394,745)
Seachange International *	(18,551)	(127,816)
SemiLEDs *	(6,974)	(3,975)
Silicon Graphics International *	(12,803)	(65,423)
Tangoe *	(22,475)	(247,675)
Ubiquiti Networks	(1,400)	(45,108)
Ultratech *	(13,880)	(220,970)
ViaSat *	(8,800)	(545,600)
Violin Memory *	(38,200)	(90,152)
Weibo ADR *	(28,000)	(392,840)
Zillow Group, Cl A *	(600)	(48,900)

		(9,556,741)

Materials — (0.2)%
AM Castle *	(9,300)	(26,505)
Cliffs Natural Resources	(56,800)	(143,136)
Deltic Timber	(4,733)	(307,172)
Horsehead Holding *	(25,856)	(214,088)
LSB Industries *	(3,944)	(145,573)
Wausau Paper	(10,943)	(96,736)

		(933,210)

Telecommunication Services — (0.2)%
Boingo Wireless *	(38,758)	(377,115)
NTELOS Holdings *	(23,548)	(150,472)
Pacific DataVision *	(9,600)	(280,704)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Telecommunication Services (continued)
Straight Path Communications *	(5,300)	$(124,921)

		(933,212)

Utilities — (0.2)%
Cadiz *	(47,685)	(391,017)
Dominion Resources	(4,700)	(336,990)
Vivint Solar *	(18,500)	(282,310)

		(1,010,317)

		(61,242,061)

Total Common Stock (Proceeds $82,897,048)		(74,361,533)

REGISTERED INVESTMENT COMPANIES — (1.0)%
	Shares	Value
EXCHANGE TRADED FUNDS — (1.0)%
Energy Select Sector SPDR Fund	(42,000)	(2,913,960)
Industrial Select Sector SPDR Fund	(5,100)	(276,522)
Materials Select Sector SPDR Fund	(37,400)	(1,718,530)

Total Registered Investment Companies (Proceeds $5,376,955)		(4,909,012)
Securities Sold Short — (16.9)% (Proceeds $88,274,003) ††		$(79,270,669)

PURCHASED OPTIONS * — 0.0%
	Contracts	Value
August 15 Calls on SPX, Expires 08/21/15, Strike Price $2,165	190	$15,010
August 15 Puts on SPX, Expires 08/21/15, Strike Price $1,865	190	9,500

Total Purchased Options — 0.0% (Cost $133,543)		$24,510

WRITTEN OPTIONS * — (0.3)%
	Contracts	Value
August 15 Calls on SPX, Expires 08/21/15, Strike Price $2,040	(190)	$(1,319,550)

WRITTEN OPTIONS * — continued
	Contracts	Value
August 15 Puts on SPX, Expires 08/21/15, Strike Price $2,040	(380)	$(250,800)

Total Written Options — 0.3% (Proceeds $2,022,685)		$(1,570,350)

For the period ended July 31, 2015, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

A list of total return swaps held by the Fund at July 31, 2015, is as follows:

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
082740 KS EQUITY SWAP	BAML	9/9/2015	1M LIBOR	(6,886)	(42,317)	$11,834
ACCESS SWAP	BAML	1/22/2016	1M LIBOR	1,446,227	89,239	(54,608)
AEROFLOT- RUSSIAN SWAP	BAML	8/5/2016	1M LIBOR	20,300	13,210	(249)
AIR NEW ZEALAND SWAPS	BAML	4/29/2016	1M LIBOR	109,783	182,604	8,711
AKSA AKRILIK KIMYA SWAP	BAML	8/5/2015	1M LIBOR	19,188	63,585	13,275
ALBARAKA TURK KATILIM	BAML	8/5/2015	1M LIBOR	102,713	73,562	(21,670)
AMICOGEN INC SWAP	BAML	10/7/2015	1M LIBOR	(2,163)	(112,140)	(59,769)
ANGLO AMER. PLAT SWAP	BAML	8/5/2016	1M LIBOR	(6,176)	(176,803)	48,222
ARABTEC HOLDING CO SWAP	BAML	8/5/2015	1M LIBOR	(212,519)	(146,341)	8,625
BBMG CORP SWAPS	BAML	4/28/2016	1M LIBOR	(293,000)	(233,634)	8,752
BEGA CHEESE LTDES	BAML	8/4/2016	1M LIBOR	(5,604)	(18,718)	(780)
BJTM SWAP	BAML	9/9/2015	1M LIBOR	2,083,700	79,282	(7,656)
BK OF PHILIPPINE ISLANDS	BAML	4/29/2016	1M LIBOR	(25,980)	(56,900)	2,935
BRAZIL PHARMA SA SWAP	BAML	9/30/2015	1M LIBOR	(48,600)	(73,508)	63,856
BWP TRUST SWAP	BAML	8/4/2016	1M LIBOR	(104,624)	(254,304)	(3,417)
CAPRO CORP SWAPS	BAML	9/9/2015	1M LIBOR	(25,000)	(109,794)	47,836
CETIP SA-MERCADOS SWAP	BAML	9/30/2015	1M LIBOR	(38,800)	(407,366)	5,762
CHARTER HALL GROUP SWAP	BAML	8/4/2016	1M LIBOR	(79,303)	(289,577)	15,395
CHEIL BIO CO LTD SWAP	BAML	9/9/2015	1M LIBOR	(4,307)	(17,943)	1,380
CHENG LOONG CORP SWAPS	BAML	4/28/2016	1M LIBOR	156,000	65,619	(9,537)
CHINA OCEAN RESOURCE SWAP	BAML	10/7/2015	1M LIBOR	(93,916)	(342,344)	41,370
CHINA PETRCHEMICAL SWAP	BAML	4/28/2016	1M LIBOR	(239,000)	(82,210)	16,728
CHINA STHN AIRLINES SWAP	BAML	4/29/2016	1M LIBOR	335,600	533,601	98,179
CHINA TAI SWAPS	BAML	4/28/2016	1M LIBOR	(134,400)	(324,120)	(77,227)
CIMB GROUP HLDINGS SWAP	BAML	9/9/2015	1M LIBOR	(166,100)	(279,744)	46,088
COLBUN SAES	BAML	8/31/2016	1M LIBOR	(278,538)	(79,819)	5,462
CONTINENTAL GOLD LTD	BAML	9/30/2015	1M LIBOR	(17,000)	(43,808)	6,372
CREDIT CHINA HOLDINGS LTD	BAML	4/28/2016	1M LIBOR	(61,000)	(16,872)	2,708
D.G KHAN CEMENT SWAP	BAML	4/29/2016	1M LIBOR	88,000	67,393	64,233
DAEWOO SHIPBUILDING SWAP	BAML	10/7/2015	1M LIBOR	(9,628)	(136,133)	79,031
DANA GAS	BAML	8/5/2015	1M LIBOR	(116,339)	(22,443)	5,021
DAWONSYS CO LTDES	BAML	10/7/2015	1M LIBOR	(4,539)	(135,855)	(30,747)
DENISON MINES CORP	BAML	9/30/2015	1M LIBOR	(66,400)	(53,366)	18,842
DIOTEK CO LTD SWAP	BAML	10/7/2015	1M LIBOR	(6,237)	(27,697)	2,726
DONGKUK STEEL MILL SWAP	BAML	9/9/2015	1M LIBOR	(10,731)	(63,003)	7,612
DOWNER EDI LIMITED SWAP	BAML	5/5/2016	1M LIBOR	10,068	34,331	(846)
EPISTAR CORP SWAP	BAML	6/1/2016	1M LIBOR	(18,000)	(31,058)	15,408
EUROBANK ERGASIAS	BAML	8/5/2015	1M LIBOR	(465,695)	(202,811)	129,162
FANGDA SPECIAL STEEL TECH	BAML	4/29/2016	1M LIBOR	137,500	135,286	57,578
FBNH SWAP	BAML	1/22/2016	1M LIBOR	988,949	68,291	(34,035)
FLEXIGROUP LTD SWAP	BAML	5/5/2016	1M LIBOR	106,526	270,708	(34,776)
GENIUS ELECTRONIC SWAP	BAML	4/28/2016	1M LIBOR	(50,000)	(143,140)	46,375
GOODMAN GROUP SWAP	BAML	9/10/2015	1M LIBOR	(96,001)	(460,382)	1,457
GREAT EASTERN SHIPP SWAP	BAML	9/9/2015	1M LIBOR	14,133	82,279	(5,716)
GRUPO FINANC BANORTE B	BAML	9/30/2015	1M LIBOR	(32,400)	(186,073)	14,908
GRUPO FINANCIERO IN SWAP	BAML	9/30/2015	1M LIBOR	(76,100)	(189,466)	17,075
GUANGZHOU BAIYUN INT SWAP	BAML	4/29/2016	1M LIBOR	13,290	31,977	(2,464)
HANJIN HEAVY SWAPS	BAML	10/7/2015	1M LIBOR	(45,617)	(276,366)	99,769
HINDUSTAN PETROLEUM CORP.	BAML	9/9/2015	1M LIBOR	45,245	500,371	149,991
HLB INC SWAP	BAML	9/9/2015	1M LIBOR	(2,764)	(17,075)	(45,402)
HYPERMARCAS	BAML	9/30/2015	1M LIBOR	(82,900)	(554,308)	64,019
HYUNDAI HEAVY INDUSTRIES	BAML	10/7/2015	1M LIBOR	(1,863)	(197,991)	43,557
HYUNDAI MIPO DK STK SWAP	BAML	10/7/2015	1M LIBOR	(8,175)	(404,422)	25,766
INDO TAMBANGRAYA SWAP	BAML	9/9/2015	1M LIBOR	35,200	38,105	(12,800)
INVESTA OFFICE FUNDES	BAML	4/29/2016	1M LIBOR	(91,078)	(271,987)	8,355
JB HI-FI LTDES	BAML	5/5/2016	1M LIBOR	42,484	628,790	(29,142)
KEE TAI PROPERTIES SWAPS	BAML	4/28/2016	1M LIBOR	112,000	70,660	(8,578)
KNIGHT THERAPEUTICS SWAP	BAML	9/30/2015	1M LIBOR	(27,600)	(154,686)	(2,534)
LAMPRELL PLC SWAP	BAML	12/15/2016	1M LIBOR	(31,906)	(74,765)	2,020

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
LEGOCHEM BIOSCIENCES INC	BAML	10/7/2015	1M LIBOR	(1,900)	(39,780)	$(11,367)
LUYE PHARMA GROUP LTD	BAML	4/28/2016	1M LIBOR	(392,000)	(401,397)	(8,185)
MAANSHAN IRON & STEEL	BAML	4/28/2016	1M LIBOR	(326,000)	(76,220)	(315)
MACRONIX INTL SWAP	BAML	4/28/2016	1M LIBOR	(46,000)	(11,760)	4,985
MAG SILVER CORP SWAP	BAML	9/30/2015	1M LIBOR	(11,100)	(85,181)	6,165
MAGNITOGORSK IR&ST SWAP	BAML	8/5/2016	1M LIBOR	763,900	199,011	35,129
MANAPPURAM FINANCE SWAP	BAML	9/9/2015	1M LIBOR	54,472	30,565	(7,499)
MESOBLAST LTD	BAML	9/10/2015	1M LIBOR	(12,865)	(49,295)	12,244
MICROBIO CO LTD SWAP	BAML	4/28/2016	1M LIBOR	(91,000)	(93,296)	19,508
MIRAE COSWAP	BAML	9/9/2015	1M LIBOR	(74,970)	(12,049)	(12,490)
MMI HOLDINGS LTD	BAML	8/5/2016	1M LIBOR	115,109	312,045	(44,069)
MOSCOW EXCHANGE MIC SWAP	BAML	8/5/2016	1M LIBOR	139,580	209,238	(49,569)
NAMPAK SWAP	BAML	8/5/2016	1M LIBOR	(22,775)	(76,127)	18,695
NASIONALE PERS BEPER SWAP	BAML	8/5/2016	1M LIBOR	(377)	(56,508)	3,759
NEPTUNE TECH& BIO SWAP	BAML	9/30/2015	1M LIBOR	(9,500)	(18,282)	5,352
NEXTDC LTD SWAP	BAML	9/10/2015	1M LIBOR	(15,912)	(23,086)	(6,806)
NORTH MINING SHARES SWAP	BAML	4/28/2016	1M LIBOR	(730,000)	(32,901)	8,889
PALADIN ENERGY LIMITED	BAML	8/4/2016	1M LIBOR	(268,783)	(71,776)	31,500
PIONEER CEMENT LTD SWAP	BAML	4/29/2016	1M LIBOR	49,500	25,012	17,531
PRUMO LOGISTICA SA SWAP	BAML	9/30/2015	1M LIBOR	(312,400)	(110,788)	46,920
PW MEDTECH GROUP LTDES	BAML	4/28/2016	1M LIBOR	(137,000)	(63,775)	24,013
QANTAS AIRWAYS LTD SWAP	BAML	5/5/2016	1M LIBOR	73,866	198,956	3,516
QUBE HOLDINGS LTD ES	BAML	8/4/2016	1M LIBOR	(151,976)	(272,458)	1,406
REA GROUP LTD SWAP	BAML	8/4/2016	1M LIBOR	(13,262)	(436,489)	15,678
RIOCAN REAL ESTATE SWAP	BAML	9/30/2015	1M LIBOR	(18,300)	(434,873)	60,016
ROYAL BAFOKENG PLAT SWAP	BAML	8/5/2016	1M LIBOR	(8,168)	(37,597)	14,191
S.M.ENTERTAINMENT CO SWAP	BAML	10/7/2015	1M LIBOR	(8,753)	(270,282)	33,532
SAF GAYRIMENKUL YAT SWAP	BAML	8/5/2015	1M LIBOR	303,982	135,696	(18,320)
SAMSUNG TECHWIN CO SWAP	BAML	10/7/2015	1M LIBOR	(10,811)	(256,796)	(95,209)
SEAFCO PCL-FOREIGN SWAP	BAML	4/29/2016	1M LIBOR	391,030	93,732	17,214
SEEGENE INCS SWAP	BAML	9/9/2015	1M LIBOR	(2,738)	(104,631)	(32,720)
SEEK LTD SWAP	BAML	8/4/2016	1M LIBOR	(42,326)	(490,657)	23,489
SEOUL SECURITIES CO SWAP	BAML	10/7/2015	1M LIBOR	(10,016)	(37,252)	6,266
SHANGHAI PUDONG DEVEL BAN	BAML	4/29/2016	1M LIBOR	75,400	184,047	(1,062)
STOCKLAND SWAP	BAML	8/4/2016	1M LIBOR	(147,417)	(517,101)	59,143
TAIWAN COOPERATIVE SWAP	BAML	4/28/2016	1M LIBOR	(336,000)	(174,901)	6,217
TAIWAN PROSPERITY SWAP	BAML	4/28/2016	1M LIBOR	(28,000)	(22,830)	9,616
TELECOMASIA F SWAP	BAML	4/29/2016	1M LIBOR	(1,287,800)	(423,952)	29,336
TONG YANG SECURITIES SWAP	BAML	10/7/2015	1M LIBOR	(71,639)	(296,381)	(37,892)
TOREX GOLD RESOURCES SWAP	BAML	9/30/2015	1M LIBOR	(180,900)	(174,598)	19,681
TOWER BERSAMA INFRASTRUCT	BAML	7/13/2016	1M LIBOR	(60,200)	(40,627)	3,357
UB FOR AFRICA SWAP	BAML	1/22/2016	1M LIBOR	1,855,653	89,342	(50,124)
VAGR3 SWAP	BAML	9/30/2015	1M LIBOR	(45,300)	(45,007)	34,158
VIRGIN AUSTRALIA SWAP	BAML	9/10/2015	1M LIBOR	(161,606)	(60,119)	8,143
VOCUS COMMUNICATION SWAP	BAML	9/10/2015	1M LIBOR	(13,643)	(63,789)	2,258
WAN HAI LINESLTD SWAP	BAML	4/28/2016	1M LIBOR	553,000	472,619	(9,326)
WEI MON INDUSTRY CO SWAP	BAML	4/28/2016	1M LIBOR	(142,000)	(43,352)	33,143
YOUNG FAST OPT.SWAP	BAML	4/28/2016	1M LIBOR	(140,000)	(88,861)	38,974
YUNGSHIN CONST SWAPS	BAML	4/28/2016	1M LIBOR	33,000	74,007	(22,268)
ZENITHBA NL SWAP	BAML	1/22/2016	1M LIBOR	481,556	75,812	(36,988)
ZOOMLION HOLDINGS	BAML	4/28/2016	1M LIBOR	(359,800)	(242,649)	49,111
4736 TT SWAPS	DB	7/27/2016	Reuters 1M Libor +55BP	26,000	64,676	(7,688)
ANDHRA BANKES	DB	8/2/2016	Reuters 1M Libor +85BP	180,674	202,033	6,768
BORAL LTDES	DB	8/3/2016	Reuters 1M Libor +40BP	51,670	246,224	4,557
CHINA METAL PRODUCTS ES	DB	7/27/2016	Reuters 1M Libor +55BP	39,000	36,625	(2,531)
CHLITINA HOLDING LTDES	DB	7/27/2016	Reuters 1M Libor +55BP	9,800	63,429	12,466
COMPEQ MANUFACTURINGES	DB	7/27/2016	Reuters 1M Libor +55BP	354,000	217,571	15,652
FARGLORY LAND DEVELOPMENT	DB	7/27/2016	Reuters 1M Libor +55BP	37,000	36,585	(1,837)
FORTESCUE METALS SWAPS	DB	8/3/2016	Reuters 1M Libor +40BP	137,558	179,079	7,438
GDI PROPERTY GROUPES	DB	8/3/2016	Reuters 1M Libor +40BP	62,300	40,637	348
JASMINE INTL PCL-FOREIGN	DB	8/2/2016	Reuters 1M Libor +75BP	2,341,100	346,673	(47,767)
KERNEL HOLDING SA	DB	8/24/2016	Reuters 1M Libor +75BP	4,730	55,662	(752)
LEWIS GROUP LTDES	DB	8/2/2016	Reuters 1M Libor +75BP	38,128	231,927	(58,471)
M VIDEO PAOES	DB	8/19/2016	Reuters 1M Libor +100BP	7,400	23,917	(503)
MAN INDUSTRIES (INDIA) LT	DB	8/2/2016	Reuters 1M Libor +85BP	41,913	76,892	(2,536)
NUPLEX INDUSTRIES LTD	DB	8/3/2016	Reuters 1M Libor +50BP	49,543	139,411	9,389
PACT GROUP HOLDINGS LTD	DB	8/3/2016	Reuters 1M Libor +40BP	15,691	56,694	(4,853)
SEVERSTALSWAP	DB	8/19/2016	Reuters 1M Libor +100BP	3,600	37,246	2,913
TAIWAN SEMICONDUCTORES	DB	7/27/2016	Reuters 1M Libor +55BP	133,000	118,371	(12,844)
THAI VEGETABLE OIL - F	DB	8/2/2016	Reuters 1M Libor +75BP	49,200	34,926	(21,595)
VANACHAI GROUP PUB CO-FOR	DB	8/2/2016	Reuters 1M Libor +75BP	327,300	120,507	6,717
WISDOM MARINE LINES CO LT	DB	7/27/2016	Reuters 1M Libor +55BP	76,000	92,162	(3,817)
MIRLE AUTOMATION SWAP	GS	9/9/2015	1M LIBOR	97,000	96,762	(17,187)
082740 KS EQUITY SWAP	GS	8/26/2016	1M LIBOR	(6,969)	(42,827)	11,977
ADIMMUNE CORP SWAP	GS	10/14/2015	1M LIBOR	(6,000)	(6,271)	2,831
ADVANCED INFORMATION TECH	GS	3/17/2016	1M LIBOR	60,600	75,754	(26,751)
ALPHA NETWORKS INC ES	GS	7/13/2016	1M LIBOR	136,000	85,142	(18,373)
AMERICAN HOTEL INC PROP	GS	7/8/2016	1M LIBOR	(1,900)	(16,306)	1,691
ANGANG STEEL CO LTD-HES	GS	8/10/2016	1M LIBOR	(340,000)	(174,104)	1,304
ANGLO AMER. PLAT SWAP	GS	3/18/2016	1M LIBOR	(7,351)	(210,440)	57,397
ARDENTEC CORP SWAPS	GS	1/27/2016	1M LIBOR	138,000	113,671	(20,786)
ARRIUM LTD SWAP	GS	1/15/2016	1M LIBOR	1,345,233	201,256	(83,260)
ASIA PLUS GROUP HDS SECS-	GS	11/3/2015	1M LIBOR	1,003,600	122,367	(7,328)
ASPEN PHARMACARE SWAP	GS	2/29/2016	1M LIBOR	(956)	(34,426)	6,388
AUSGROUP LTD SWAP	GS	11/13/2015	1M LIBOR	(204,000)	(62,374)	37,986
AUSTRALIAN AGR CO SWAP	GS	9/10/2015	1M LIBOR	(57,486)	(67,770)	7,683
AUSTRALIAN PHARMA SWAP	GS	4/7/2016	1M LIBOR	108,650	130,230	(3,955)
AVIGILON CORP SWAP	GS	4/14/2016	1M LIBOR	(11,700)	(183,078)	40,568
B2W- COMPANHIAGBL SWAP	GS	3/3/2016	1M LIBOR	(14,200)	(104,780)	30,503
BANCO ESTADO RIO GRANDE	GS	1/13/2016	1M LIBOR	102,000	442,611	(148,285)
BANGKOK EXPRESSWAY PUB-FO	GS	4/8/2016	1M LIBOR	153,738	184,767	(19,012)
BHARAT PETROLEUM CORP LTD	GS	8/18/2016	1M LIBOR	2,576	37,512	(279)
BLOOMAGE BIOTECH SWAP	GS	9/9/2015	1M LIBOR	(215,000)	(103,600)	39,813
CARNIVAL GROUP INTL SWAP	GS	9/16/2015	1M LIBOR	(500,000)	(63,768)	(11,048)
CHAMBAL FERTILISERS & CHE	GS	4/20/2016	1M LIBOR	14,808	15,768	(1,830)
CHINA PETRCHEMICAL SWAP	GS	9/9/2015	1M LIBOR	(542,000)	(186,434)	37,937
CHINA POWER NEW ENERGY	GS	10/27/2015	1M LIBOR	(795,900)	(54,696)	1,309
CHINA RONGSHENG HEAVY IND	GS	2/17/2016	1M LIBOR	(730,500)	(82,794)	37,563
CHINA SHIPPING CONTAINER	GS	7/13/2016	1M LIBOR	(1,472,000)	(558,970)	97,564
CIMB GROUP HLDINGS SWAP	GS	6/2/2016	1M LIBOR	(77,400)	(130,357)	21,476
CONTINENTAL GOLD LTD	GS	7/8/2016	1M LIBOR	(27,700)	(71,381)	10,383
DEEPAK FERTILISERS & PETR	GS	9/9/2015	1M LIBOR	24,159	61,716	(8,457)
DENISON MINES CORP	GS	8/25/2016	1M LIBOR	(109,000)	(87,604)	30,931
DISHMAN PHARMACEUTICALS &	GS	9/16/2015	1M LIBOR	59,228	143,062	50,876
DOWNER EDI LIMITED SWAP	GS	4/8/2016	1M LIBOR	156,988	535,311	(13,196)
DYNAPACK INTL TECH SWAP	GS	6/1/2016	1M LIBOR	54,000	133,328	(46,098)
EMLAK KONUT GAYRIMENKUL E	GS	6/29/2016	1M LIBOR	(499,346)	(545,029)	76,515
EVOLUTION MINING SWAP	GS	1/27/2016	1M LIBOR	467,692	299,087	42,773
FAUJI FERTILIZER CO LTD	GS	9/9/2015	1M LIBOR	78,600	88,069	25,327
FLEXIUM INTERCONNEC SWAP	GS	6/1/2016	1M LIBOR	200,000	705,507	(37,183)
FUBON GROUP CO LTD SWAP	GS	7/1/2016	1M LIBOR	400,000	784,532	(54,760)
GENIUS ELECTRONIC SWAP	GS	6/1/2016	1M LIBOR	(62,000)	(177,493)	57,505
GHCL LTD	GS	11/24/2015	1M LIBOR	27,951	38,202	1,032
GIGASTORAGE CORP	GS	10/28/2015	1M LIBOR	(124,000)	(107,902)	29,547
GNCO CO LTD	GS	6/9/2016	1M LIBOR	(41,409)	(49,682)	1,201
GRAPE KING INCSWAP	GS	6/22/2016	1M LIBOR	60,000	356,545	46,350
GREATEK ELECTRONICS INC	GS	6/1/2016	1M LIBOR	110,000	144,415	(39,890)
GRUPO FINANCIERO IN SWAP	GS	3/23/2016	1M LIBOR	(20,000)	(49,794)	4,488
HANJIN HEAVY SWAPS	GS	4/20/2016	1M LIBOR	(13,203)	(79,989)	28,876
HEALTH & LIFE SWAP	GS	6/1/2016	1M LIBOR	(32,000)	(34,327)	7,568
HYUNDAI HEAVY INDUSTRIES	GS	7/27/2016	1M LIBOR	(3,105)	(329,985)	72,595
HYUNDAI MERCHANT MARINE E	GS	8/26/2016	1M LIBOR	(37,131)	(214,466)	15,825
IFCI LIMITED	GS	8/31/2016	1M LIBOR	380,538	143,703	4,077
ITEQ CORP SWAP	GS	9/9/2015	1M LIBOR	77,000	83,567	(38,204)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
JUBILANT LIFE SCIENCES LT	GS	6/22/2016	1M LIBOR	47,844	129,695	$67,260
KALYANI STEELS LTD	GS	12/2/2015	1M LIBOR	30,693	81,771	(14,156)
KARNATAKA BANK LTD	GS	7/20/2016	1M LIBOR	81,310	174,847	3,832
KAROON GAS AUSTARLIA SWAP	GS	9/10/2015	1M LIBOR	(58,064)	(193,864)	94,549
KGI SECURITIES THAILAND-F	GS	4/14/2016	1M LIBOR	1,004,402	123,045	(30,142)
KINDOM CONSTRUCTION SWAP	GS	6/8/2016	1M LIBOR	174,000	150,324	(48,089)
KTB SECURITIES SWAP	GS	9/9/2015	1M LIBOR	(43,591)	(130,660)	(18,164)
LEAD DATA INC SWAP	GS	6/1/2016	1M LIBOR	(150,000)	(69,854)	30,372
LOPEZ HOLDINGS CORP	GS	9/10/2015	1M LIBOR	736,000	88,359	27,670
MACA LIMITED SWAP	GS	1/7/2016	1M LIBOR	50,992	35,156	(8,506)
MACRONIX INTL SWAP	GS	9/16/2015	1M LIBOR	(308,000)	(78,740)	33,377
MOTECH INDUSTRIES SWAP	GS	6/10/2016	1M LIBOR	(188,000)	(214,964)	(46,449)
NAMPAK SWAP	GS	3/7/2016	1M LIBOR	(75,297)	(251,685)	61,809
NAMYANG SWAPS	GS	9/9/2015	1M LIBOR	(133)	(103,204)	19,436
NEWSAT LTD SWAP	GS	9/24/2015	1M LIBOR	(78,029)	(18,134)	13,269
NIKO RESOURCES SWAP	GS	9/18/2015	1M LIBOR	(34,200)	(58,710)	54,787
NORTH MINING SHARES SWAP	GS	8/31/2016	1M LIBOR	(138,200)	(6,229)	1,683
NORTHAM PLATINUM SWAP	GS	11/23/2015	1M LIBOR	(25,956)	(81,991)	11,142
PAINTED PONY PETROLEUMES	GS	6/30/2016	1M LIBOR	(51,200)	(324,417)	48,814
PAKISTAN OILFIELDS LTD	GS	6/10/2016	1M LIBOR	36,200	136,621	(4,974)
PAKISTAN TELECOM CO LTD	GS	3/7/2016	1M LIBOR	243,500	55,333	(2,435)
PALADIN ENERGY LIMITED	GS	2/12/2016	1M LIBOR	(16,902)	(4,514)	1,981
PERENNIAL REALESTATE SWAP	GS	3/10/2016	1M LIBOR	(58,300)	(45,078)	668
PHYTOHEALTH CORP SWAP	GS	2/18/2016	1M LIBOR	(27,000)	(34,820)	19,683
POSCO PANTEC CO LTD SWAP	GS	9/9/2015	1M LIBOR	(13,003)	(52,713)	33,544
POWER FINANCE CORP	GS	6/1/2016	1M LIBOR	131,487	553,073	(48,294)
PRIME MEDIA GROUP LTD	GS	12/10/2015	1M LIBOR	41,842	30,872	(10,992)
PTT EXPLORATION & PROD-FO	GS	7/7/2016	1M LIBOR	13,700	43,198	(6,853)
RIOCAN REAL ESTATE SWAP	GS	4/21/2016	1M LIBOR	(4,000)	(95,054)	13,118
S.M.ENTERTAINMENT CO SWAP	GS	4/13/2016	1M LIBOR	(2,499)	(77,166)	9,574
SAMPO CORPSWAP	GS	10/14/2015	1M LIBOR	248,000	105,289	(14,562)
SAMSUNG DISPLAY DEV SWAP	GS	9/9/2015	1M LIBOR	(4,074)	(495,027)	229,521
SANSIRI PUBLIC CO LTD-FOR	GS	6/9/2016	1M LIBOR	6,702,735	343,817	(16,715)
SAPPHIRE TECHNOLOGY SWAP	GS	9/9/2015	1M LIBOR	(2,036)	(66,697)	41,294
SECURE ENERGY SERVICES ES	GS	7/29/2016	1M LIBOR	(55,900)	(538,691)	75,796
SEEGENE INCS SWAP	GS	11/3/2015	1M LIBOR	(427)	(16,317)	(5,103)
SEOUL SECURITIES CO SWAP	GS	6/1/2016	1M LIBOR	(44,063)	(163,881)	27,567
SINO-AMERICANSWAP	GS	1/13/2016	1M LIBOR	(1,900)	(5,310)	1,145
SITRONIX TECHNOLOGY SWAP	GS	12/23/2015	1M LIBOR	17,000	38,595	3,135
SK CHEMICALS CO SWAP	GS	6/29/2016	1M LIBOR	(2,193)	(152,363)	19,676
SRIKALAHASTHI PIPES LTD	GS	4/27/2016	1M LIBOR	18,764	40,445	50,553
SUN TV NETWORK LTD	GS	6/16/2016	1M LIBOR	1,809	10,074	(572)
SUNREX TECHNOLOGY CORPES	GS	6/29/2016	1M LIBOR	325,000	168,301	(42,713)
SYNTEC CONSTRUCTION PCL-F	GS	9/10/2015	1M LIBOR	1,141,300	77,173	19,972
TAIWAN PCB EQUITY SWAP	GS	9/9/2015	1M LIBOR	208,000	296,625	(87,778)
TELECOMASIA F SWAP	GS	7/21/2016	1M LIBOR	(126,300)	(41,579)	2,877
TK CORPORATION SWAP	GS	4/18/2016	1M LIBOR	(1,324)	(12,801)	1,090
TONG YANG SECURITIES SWAP	GS	7/13/2016	1M LIBOR	(10,745)	(44,454)	(5,683)
WEMADE ENT CO LTD SWAP	GS	1/6/2016	1M LIBOR	(1,706)	(58,503)	(20,517)
WHA CORP PCL-FOREIGNES	GS	7/7/2016	1M LIBOR	(576,700)	(63,442)	3,882
WISTRON CORP SWAP	GS	8/17/2016	1M LIBOR	(537,000)	(387,648)	36,412
WOODSIDE PETROLEUM SWAP	GS	4/1/2016	1M LIBOR	24,768	681,540	(36,125)
WUXI LITTLE SWAN CO-B	GS	3/14/2016	1M LIBOR	61,400	112,904	23,958
YUNGSHIN GLOBALSWAP	GS	2/16/2016	1M LIBOR	16,000	27,766	(2,908)
ZHEN DING TECHNOLOGY SWAP	GS	4/29/2016	1M LIBOR	1,000	3,203	(102)
ZHONGSHENG GROUP SWAP	GS	1/12/2016	1M LIBOR	(53,500)	(51,721)	19,148
GRANA Y MONTERO SA SWAP	MS	8/14/2015	LIBOR-1M	(4,600)	(30,866)	3,726
082740 KS EQUITY SWAP	MS	11/2/2015	FEDEF-1D	(6,006)	(36,909)	10,322
ABX AIR INC.	MS	8/14/2015	LIBOR-1M	3,300	35,013	(858)
ACACIA RESEARCH CORPORATION	MS	8/14/2015	LIBOR-1M	(7,100)	(58,717)	(8,094)
ACCO BRANDS SWAP	MS	8/14/2015	LIBOR-1M	17,600	138,160	5,808
ACCURAY INC SWAP	MS	8/14/2015	LIBOR-1M	(15,600)	(111,696)	12,168
ACCURIDE CORP SWAP	MS	8/14/2015	LIBOR-1M	11,700	43,992	3,627
ACETO CORP COM	MS	8/14/2015	LIBOR-1M	(5,600)	(134,288)	3,080
ADRO ENERGY PT SWAP	MS	9/11/2015	FEDEF-1D	3,551,200	225,461	(70,576)
ADVANCED ENERGY INDS COM	MS	8/14/2015	LIBOR-1M	4,200	114,912	(4,914)
ADVANTAGE OIL & GAS LTD.	MS	8/14/2015	LIBOR-1M	9,100	56,602	(6,916)
AEGERION PHARM SWAP	MS	8/14/2015	LIBOR-1M	(3,400)	(63,232)	(1,810)
AEROPOSTALE INC.	MS	8/14/2015	LIBOR-1M	(19,200)	(34,368)	5,376
AFFIMED N V COM	MS	8/14/2015	LIBOR-1M	5,400	89,154	(540)
AFFYMETRIX INC.	MS	8/14/2015	LIBOR-1M	12,400	140,368	(4,464)
AGILYSYS INC COM	MS	8/14/2015	LIBOR-1M	(17,200)	(155,975)	10,291
ALIOR BANK SAES	MS	9/11/2015	FEDEF-1D	(3,051)	(71,938)	2,015
ALLIANCE HEALTHCARE SERVICE	MS	8/14/2015	LIBOR-1M	3,000	51,690	(6,810)
ALLOT COMMUNICATIONS LTD	MS	8/14/2015	LIBOR-1M	(20,000)	(106,551)	2,351
ALMOST FAMILY INC.	MS	8/14/2015	LIBOR-1M	4,400	189,508	3,036
ALTRA HOLDINGS INC.	MS	8/14/2015	LIBOR-1M	(5,000)	(133,100)	6,100
AMERICAN REPROGRAPHICS CO	MS	8/14/2015	LIBOR-1M	4,500	34,380	(3,285)
AMERICAN RESIDENTIAL SWAP	MS	8/14/2015	LIBOR-1M	(8,700)	(163,473)	2,523
AMERICAN SCIENCE AND ENGI	MS	8/14/2015	LIBOR-1M	(4,400)	(195,668)	(968)
AMN HEALTHCARE SERVICES	MS	8/14/2015	LIBOR-1M	5,800	184,788	(14,094)
AMSURG CORP.	MS	8/14/2015	LIBOR-1M	600	42,558	486
ANGIE’S LIST INC.	MS	8/14/2015	LIBOR-1M	(9,500)	(57,855)	10,355
ANI PHARMACEUTICALS INC	MS	8/14/2015	LIBOR-1M	(700)	(47,033)	(2,688)
APOLLO RESIDENTIAL MORTGAGE	MS	8/14/2015	LIBOR-1M	2,900	43,442	(1,450)
APPLIED MICRO CIRCUITS CO	MS	8/14/2015	LIBOR-1M	(16,300)	(101,875)	652
ARBOR RLTY TR INC COM	MS	8/14/2015	LIBOR-1M	14,200	97,554	(426)
ARCTIC CAT INC.	MS	8/14/2015	LIBOR-1M	(2,500)	(84,190)	12,665
ARLINGTON ASSET INVT CORP	MS	8/14/2015	LIBOR-1M	(5,300)	(106,689)	5,459
Asian Paints Ltd Aug15	MS	8/27/2015	LIBOR-1M	(41)	(135,034)	(7,120)
ATRICURE INC.	MS	8/14/2015	LIBOR-1M	(7,600)	(189,772)	(21,432)
AU OPTRONICS CORP SWAP	MS	8/11/2016	FEDEF-1D	1,680,000	678,448	(141,001)
AUSTRALIAN AGR CO SWAP	MS	9/11/2015	FEDEF-1D	(25,158)	(29,659)	3,362
AVID TECHSWAP	MS	8/14/2015	LIBOR-1M	7,400	97,606	(6,882)
AZTECA ACQUISITION CORP	MS	8/14/2015	LIBOR-1M	(3,300)	(40,326)	(5,379)
BADGER METER INC COM	MS	8/14/2015	LIBOR-1M	(3,000)	(167,444)	(9,016)
BANCO LATINOAMERICANO DE	MS	8/14/2015	LIBOR-1M	2,600	80,990	(9,438)
BANCO PINE SA - PREF SHAR	MS	9/11/2015	FEDEF-1D	14,800	51,688	(30,162)
BANK PEMBANGUNAN SWAP	MS	9/11/2015	FEDEF-1D	1,396,000	91,735	(8,661)
BANNER CORPORATION	MS	8/14/2015	LIBOR-1M	3,000	144,060	(1,080)
BARRETT BUSINESS SERVICES	MS	8/14/2015	LIBOR-1M	(1,900)	(76,057)	(2,603)
BASSETT FURNITURE INC	MS	8/14/2015	LIBOR-1M	4,100	148,215	(13,776)
BELLATRIX EXP SWAP	MS	8/14/2015	LIBOR-1M	(10,000)	(23,900)	4,400
BENCHMARK ELECTRONICS INC	MS	8/14/2015	LIBOR-1M	3,400	70,108	4,896
BERKSHIRE HILLS BANCORP I	MS	8/14/2015	LIBOR-1M	4,100	117,738	1,572
BIG 5 SPORTING GOODS CORP	MS	8/14/2015	LIBOR-1M	(4,200)	(60,480)	14,238
BILLABONG INTL SWAP	MS	9/11/2015	LIBOR-1M	(150,207)	(78,769)	12,892
BIODELIVERY SCIENCES INTE	MS	8/14/2015	LIBOR-1M	(3,100)	(26,567)	1,302
BIOSCRIP INCORPORATED	MS	8/14/2015	LIBOR-1M	(17,500)	(56,175)	12,250
BLACK BOX NETWORK SERVICE	MS	8/14/2015	LIBOR-1M	1,500	29,580	(6,090)
BLOUNT INTERNATIONAL INC	MS	8/14/2015	LIBOR-1M	(13,000)	(105,975)	(2,705)
BOINGO WIRELESS INC COM	MS	8/14/2015	LIBOR-1M	(19,400)	(170,138)	(18,624)
BONANZA CREEK ENERGY INC	MS	8/14/2015	LIBOR-1M	(3,600)	(49,392)	21,276
BOSTON PRIVATE FINANCIAL	MS	8/14/2015	LIBOR-1M	10,300	138,020	(8,446)
BOULDER BRANDS INC COM	MS	8/14/2015	LIBOR-1M	(15,100)	(104,578)	(21,205)
BRAIT SEES	MS	9/11/2015	FEDEF-1D	(23,284)	(240,041)	(41,644)
BRASKEM SA SWAP	MS	9/11/2015	FEDEF-1D	145,100	562,244	(34,639)
BRE BANK SWAP	MS	9/11/2015	FEDEF-1D	(1,460)	(178,971)	32,666
BSQUARE CORP COM NEW	MS	8/14/2015	LIBOR-1M	15,300	106,182	(7,650)
BURU ENERGY LTD	MS	9/11/2015	FEDEF-1D	(73,474)	(53,300)	32,623
CABOT MICROELECTRONICS CO	MS	8/14/2015	LIBOR-1M	1,700	77,010	68
CALAMP CORP.	MS	8/14/2015	LIBOR-1M	(4,700)	(90,334)	9,917
CALAVO GROWERS INC.	MS	8/14/2015	LIBOR-1M	3,200	166,176	8,256
CAMBREX CORPORATION	MS	8/14/2015	LIBOR-1M	4,000	185,520	11,480

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
CAMPUS CREST COMMUNITIES	MS	8/14/2015	LIBOR-1M	(10,500)	(59,115)	$(735)
CAPITAL BANK FINANCIAL CO	MS	8/14/2015	LIBOR-1M	(4,500)	(132,285)	(2,580)
CARDINAL FINL CORP COM	MS	8/14/2015	LIBOR-1M	6,300	143,898	3,270
CARRIAGE SERVICES INC.	MS	8/14/2015	LIBOR-1M	(3,600)	(84,924)	(1,584)
CASH AMERICA INT’LSWAP	MS	8/14/2015	LIBOR-1M	(2,500)	(67,125)	(2,200)
CASUAL MALE RETAIL GROUP	MS	8/14/2015	LIBOR-1M	(20,100)	(100,098)	1,809
CEMPRA INC.	MS	8/14/2015	LIBOR-1M	(1,400)	(50,596)	(8,008)
CENTRAL GARDEN & PET SWAP	MS	8/14/2015	LIBOR-1M	10,100	113,625	(11,817)
CENTURY BANCORP INC.	MS	8/14/2015	LIBOR-1M	1,300	53,131	1,014
CERUS CORPORATION	MS	8/14/2015	LIBOR-1M	(16,700)	(88,510)	(2,171)
CHARLES RIVER CORPORATION	MS	8/14/2015	LIBOR-1M	5,300	140,609	(16,907)
CHEFS WAREHOUSE HOLDINGS	MS	8/14/2015	LIBOR-1M	(7,000)	(141,540)	21,140
CHEIL COMMUNIC SWAPS	MS	11/2/2015	FEDEF-1D	(16,699)	(333,367)	60,795
CHESAPEAKE UTILITIES CORP	MS	8/14/2015	LIBOR-1M	2,050	111,746	(6,335)
CHINA DISTANCE ADR SWAP	MS	8/14/2015	LIBOR-1M	(8,200)	(115,292)	8,528
CHINA OCEAN RESOURCE SWAP	MS	11/2/2015	FEDEF-1D	(19,467)	(70,961)	8,575
CHIPMOS TECHNOLOGIES LTD.	MS	8/14/2015	LIBOR-1M	3,300	66,924	(12,606)
CIBER INC.	MS	8/14/2015	LIBOR-1M	11,200	37,968	(896)
CIRCOR INTL INC COM	MS	8/14/2015	LIBOR-1M	(2,800)	(139,372)	5,448
CITIZEN & NORTHERNSWAP	MS	8/14/2015	LIBOR-1M	(4,200)	(86,394)	3,486
CITY HLDG CO COM	MS	8/14/2015	LIBOR-1M	(2,200)	(112,002)	5,918
CIVEO CORP COM	MS	8/14/2015	LIBOR-1M	33,000	94,710	(24,090)
CLINICAL MICRO SENSORS I	MS	8/14/2015	LIBOR-1M	(14,200)	(124,250)	3,550
CM FINANCE INC.	MS	8/14/2015	LIBOR-1M	10,800	136,728	(6,156)
CNINSURE INC SPONSORED AD	MS	8/14/2015	LIBOR-1M	16,100	109,158	20,447
COEUR MNG INC COM NEW	MS	8/14/2015	LIBOR-1M	24,300	93,452	(7,673)
COHU INC COM	MS	8/14/2015	LIBOR-1M	11,300	142,606	(30,623)
COMFORT SYS USA INC COM	MS	8/14/2015	LIBOR-1M	6,400	150,080	26,816
COMPUTER PROGRAMS SWAP	MS	8/14/2015	LIBOR-1M	(1,800)	(98,730)	14,544
COMTECH TELECOMMUNICATION	MS	8/14/2015	LIBOR-1M	3,900	119,457	(7,098)
CONSTANT CONTACT INC.	MS	8/14/2015	LIBOR-1M	3,100	94,209	(14,105)
CONTANGO OIL & GAS COMPAN	MS	8/14/2015	LIBOR-1M	(2,700)	(31,212)	6,426
CONTROL4 CORP SWAP	MS	8/14/2015	LIBOR-1M	(16,900)	(128,609)	(11,661)
CRAFT BREW ALLIANCE INC.	MS	8/14/2015	LIBOR-1M	(13,300)	(144,305)	6,916
CSR LIMITEDSWAP	MS	9/11/2015	FEDEF-1D	244,181	744,682	(77,150)
CUI GLOBAL INC.	MS	8/14/2015	LIBOR-1M	(28,200)	(131,412)	(31,302)
CULP INC	MS	8/14/2015	LIBOR-1M	4,100	134,357	(10,332)
D.G KHAN CEMENTSWAP	MS	9/10/2015	FEDEF-1D	11,500	8,807	8,394
DATALINK CORP	MS	8/14/2015	LIBOR-1M	3,900	31,395	(4,953)
DATAWATCH CORPORATION	MS	8/14/2015	LIBOR-1M	(19,600)	(132,888)	40,180
DATRON SYSTEMS INC	MS	8/14/2015	LIBOR-1M	3,900	113,880	(2,769)
DELTIC TIMBER CORP SWAP	MS	8/14/2015	LIBOR-1M	(2,400)	(161,856)	6,096
DENNY’S CORPORATION SWAP	MS	8/14/2015	LIBOR-1M	9,700	117,273	(3,201)
DERMA SCIENCES INC	MS	8/14/2015	LIBOR-1M	(12,100)	(83,369)	(3,146)
DIGIRAD CORPORATION	MS	8/14/2015	LIBOR-1M	7,700	32,263	1,386
DOUGLAS DYNAMICS LLC	MS	8/14/2015	LIBOR-1M	5,000	106,350	(3,750)
DUCOMMUN INCORPORATED	MS	8/14/2015	LIBOR-1M	2,300	56,097	(1,012)
DYNAMIC MATERIALS SWAP	MS	8/14/2015	LIBOR-1M	(9,600)	(108,960)	672
E.SUN FINANCIAL HLDS SWAP	MS	9/10/2015	FEDEF-1D	(591,000)	(392,348)	32,935
EDGEWATER TECHNOLOGY INC.	MS	8/14/2015	LIBOR-1M	8,700	63,945	(2,262)
EGAIN COMMUNICATIONS CORP	MS	8/14/2015	LIBOR-1M	(13,700)	(68,637)	7,535
ENCORE WIRE CORP SWAP	MS	8/14/2015	LIBOR-1M	2,800	121,156	(25,032)
ENDOLOGIX INC SWAP	MS	8/14/2015	LIBOR-1M	(6,200)	(95,170)	6,758
ENERGY RESOURCES OF AUST	MS	9/11/2015	FEDEF-1D	(42,903)	(53,068)	41,151
ENGILITY HOLDINGS INC.	MS	8/14/2015	LIBOR-1M	2,400	59,544	(6,960)
ENGRO FERTILIZERSES	MS	9/10/2015	LIBOR-1M	67,000	59,501	1,703
ENPHASE ENERGY INC COM	MS	8/14/2015	LIBOR-1M	(17,300)	(104,655)	2,412
ENZO BIOCHEM INC.	MS	8/14/2015	LIBOR-1M	19,100	59,019	(1,719)
EPISTAR CORP SWAP	MS	9/10/2015	LIBOR-1M	(253,000)	(436,538)	216,566
EPLUS INC.	MS	8/14/2015	LIBOR-1M	2,000	160,800	(6,980)
ETHAN ALLEN INTERIORS INC	MS	8/14/2015	LIBOR-1M	(2,800)	(82,460)	(2,072)
EXAR CORPORATION	MS	8/14/2015	LIBOR-1M	(12,600)	(116,802)	17,640
FABRINET	MS	8/14/2015	LIBOR-1M	2,200	41,294	(462)
FAMOUS DAVES SWAP	MS	8/14/2015	LIBOR-1M	(9,600)	(178,286)	7,310
FARO TECHNOLOGIES INC SW	MS	8/14/2015	LIBOR-1M	(4,000)	(175,400)	(160)
FAUJI FERTILIZER CO SWAP	MS	9/10/2015	FEDEF-1D	28,200	37,905	2,779
FBR & CO.	MS	8/14/2015	LIBOR-1M	(2,900)	(66,282)	(1,868)
FDC LTD EQUITY SWAP	MS	9/10/2015	FEDEF-1D	13,792	32,047	3,628
FEDERAL SIGNAL CORPORATION	MS	8/14/2015	LIBOR-1M	7,400	111,000	(296)
FEDERATED NATIONAL HLDG C	MS	8/14/2015	LIBOR-1M	3,000	74,280	(3,510)
FFC JORDAN FERTILIZE SWAP	MS	9/10/2015	FEDEF-1D	40,500	19,546	3,746
FIFTH STR SR FLOATNG RATE	MS	8/14/2015	LIBOR-1M	(9,900)	(92,268)	1,584
FINANCIAL INSTITUTIONS IN	MS	8/14/2015	LIBOR-1M	3,000	74,100	(480)
FIRST BUSEY CORPORATION	MS	8/14/2015	LIBOR-1M	17,900	117,424	(3,401)
FIRST DEFIANCE FINL CORP	MS	8/14/2015	LIBOR-1M	4,000	147,400	6,400
FIRST INTERNET BANCORP CO	MS	8/14/2015	LIBOR-1M	2,300	55,775	12,696
FIRST INTERSTATE BANCSYST	MS	8/14/2015	LIBOR-1M	(6,100)	(171,593)	2,440
FIRST MERCHANTS CORPORATION	MS	8/14/2015	LIBOR-1M	5,200	134,628	728
FLUIDIGM CORP DEL COM	MS	8/14/2015	LIBOR-1M	(4,500)	(104,130)	13,995
FLY LEASING LIMITED	MS	8/14/2015	LIBOR-1M	(4,700)	(74,213)	3,525
FORESTAR GROUP INC COM	MS	8/14/2015	LIBOR-1M	(8,900)	(116,234)	2,314
FORMFACTOR INC.	MS	8/14/2015	LIBOR-1M	19,200	165,696	(26,880)
FOX FACTORY HOLDINGS SWAP	MS	8/14/2015	LIBOR-1M	(9,800)	(155,722)	98
FRANCESCA’S HOLDINGS CORP	MS	8/14/2015	LIBOR-1M	(2,400)	(32,016)	2,832
FREIGHTCAR AMERICA INC.	MS	8/14/2015	LIBOR-1M	1,400	29,736	(2,772)
GENERAL FINANCE CORPORATION	MS	8/14/2015	LIBOR-1M	(28,800)	(161,568)	26,496
GENOMIC HEALTH INC	MS	8/14/2015	LIBOR-1M	(1,500)	(40,515)	(105)
GEOSPACE TECHNOLOGIES CORP	MS	8/14/2015	LIBOR-1M	(2,200)	(39,138)	770
GIBRALTAR INDUSTRIES INC	MS	8/14/2015	LIBOR-1M	5,500	114,400	(9,130)
GLOBAL EAGLE ENTERTAINMEN	MS	8/14/2015	LIBOR-1M	(7,900)	(104,280)	6,162
GLOBAL POWER EQUIPMENT GR	MS	8/14/2015	LIBOR-1M	(16,400)	(125,132)	14,432
GMR Infrastructure Aug15	MS	8/27/2015	LIBOR-1M	(83)	(229,185)	(7,253)
GREATBATCH INC.	MS	8/14/2015	LIBOR-1M	3,000	158,400	5,190
GSI GROUP INC.	MS	8/14/2015	LIBOR-1M	6,300	91,161	(1,890)
H & E EQUIPMENT SERVICES	MS	8/14/2015	LIBOR-1M	(4,200)	(72,861)	(2,487)
HACKETT GROUP INC SWAP	MS	8/14/2015	LIBOR-1M	11,300	147,126	(2,486)
HARVARD BIOSCIENCE INC	MS	8/14/2015	LIBOR-1M	28,900	151,725	(10,404)
HAYNES INTERNATIONAL INC	MS	8/14/2015	LIBOR-1M	2,700	129,735	(14,796)
HEALTH INSURANCE INNOVATI	MS	8/14/2015	LIBOR-1M	(2,816)	(14,474)	1,408
HERITAGE COMMERCE CORP.	MS	8/14/2015	LIBOR-1M	13,200	129,228	17,160
HESKA CORPORATION	MS	8/14/2015	LIBOR-1M	2,300	68,678	8,947
HIGHER ONE HOLDINGS INC.	MS	8/14/2015	LIBOR-1M	37,100	105,735	(19,663)
HOMEOWNERS CHOICE INC.	MS	8/14/2015	LIBOR-1M	(1,700)	(75,871)	(425)
HOMESTREET INC COM	MS	8/14/2015	LIBOR-1M	5,800	133,980	(2,842)
HOMETRUST BANCSHARES INC	MS	8/14/2015	LIBOR-1M	(1,600)	(27,472)	48
HORSEHEAD HOLDING CORP.	MS	8/14/2015	LIBOR-1M	(12,900)	(120,486)	13,674
HOVNANIAN ENTERPRISES IN	MS	8/14/2015	LIBOR-1M	(28,800)	(72,576)	14,400
HYSTER-YALE MATERIALS SWAP	MS	8/14/2015	LIBOR-1M	(2,300)	(152,095)	(3,546)
ICU MEDICAL INC.	MS	8/14/2015	LIBOR-1M	1,000	96,110	3,810
IGI INC	MS	8/14/2015	LIBOR-1M	(8,100)	(57,915)	(13,365)
INGLES MKTS INC CL A	MS	8/14/2015	LIBOR-1M	2,500	125,725	(10,025)
INNOVATIVE SOL. SWAP	MS	8/14/2015	LIBOR-1M	(9,000)	(27,090)	270
INSMED INCORPORATED	MS	8/14/2015	LIBOR-1M	(1,800)	(44,226)	(4,554)
INSTEEL INDUSTRIES INC.	MS	8/14/2015	LIBOR-1M	2,800	51,324	(5,572)
INTELIQUENT INC.	MS	8/14/2015	LIBOR-1M	8,000	143,120	2,480
INTERACTIVE INTELLIGENCE	MS	8/14/2015	LIBOR-1M	(2,800)	(122,752)	6,664
INTERMOLECULAR INC.	MS	8/14/2015	LIBOR-1M	(25,894)	(60,851)	3,366
INTERNAP NETWORK SERVICES	MS	8/14/2015	LIBOR-1M	(6,700)	(64,655)	2,948
INTERNATIONAL SHIPHOLDING	MS	8/14/2015	LIBOR-1M	(19,400)	(129,398)	32,204
IROBOT CORP SWAP	MS	8/14/2015	LIBOR-1M	(3,200)	(104,064)	5,536
ISLE OF CAPRI CASINOS IN	MS	8/14/2015	LIBOR-1M	9,500	178,505	(5,225)
JA SOLAR HOLDING CO. LTD	MS	8/14/2015	LIBOR-1M	7,700	60,060	(1,078)
Jaiprakash Associa Aug15	MS	8/27/2015	FEDEF-1D	(283)	(318,646)	(22,093)
KEARNY FINANCIAL CORP.	MS	8/14/2015	LIBOR-1M	(11,319)	(130,508)	4,301
KEMET CORP COM	MS	8/14/2015	LIBOR-1M	6,600	15,246	132
KIMBALL INTERNATIONAL INC	MS	8/14/2015	LIBOR-1M	12,000	147,360	(11,520)
KNOLL INC COM NEW	MS	8/14/2015	LIBOR-1M	6,700	167,500	(5,360)
KONA GRILL INC COM	MS	8/14/2015	LIBOR-1M	(7,600)	(152,999)	8,295
KRATON PERFORMANCE POLYME	MS	8/14/2015	LIBOR-1M	6,000	139,904	(16,784)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
KROTON EDUCACIONAL SAES	MS	9/11/2015	FEDEF-1D	(11,800)	(38,267)	$5,355
KVH INDUSTRIES INC.	MS	8/14/2015	LIBOR-1M	(9,700)	(132,114)	12,998
LB FOSTER CO CL A SWAP	MS	8/14/2015	LIBOR-1M	2,300	79,097	(11,592)
LHC GROUP INC.	MS	8/14/2015	LIBOR-1M	1,900	76,589	(38)
LIBERTY HOLDINGS LTD SWAP	MS	9/11/2015	FEDEF-1D	40,892	467,931	(8,268)
LIFELOCK INC COM	MS	8/14/2015	LIBOR-1M	(7,400)	(60,046)	1,438
LIMELIGHT NETWORKS INC CO	MS	8/14/2015	LIBOR-1M	33,900	142,041	(14,238)
LIVEPERSON INC COM SWAP	MS	8/14/2015	LIBOR-1M	(16,700)	(164,495)	4,008
LSB INDUSTRIES INC.	MS	8/14/2015	LIBOR-1M	(2,000)	(81,520)	7,700
M/I HOMES INC.	MS	8/14/2015	LIBOR-1M	(3,200)	(80,896)	640
MAGIC SOFTWARE ENTERPRISE	MS	8/14/2015	LIBOR-1M	13,400	86,832	(1,608)
MAINSOURCE FINANCIAL GROUP	MS	8/14/2015	LIBOR-1M	1,400	30,632	14
MAKEMYTRIP LIMITED MAURIT	MS	8/14/2015	LIBOR-1M	(7,000)	(132,746)	30,546
MALVERN BANCOPR INC COM	MS	8/14/2015	LIBOR-1M	2,300	34,408	391
MANNING & NAPIER SWAP	MS	8/14/2015	LIBOR-1M	(11,900)	(123,046)	4,046
MARIN SOFTWARE INCORPORATION	MS	8/14/2015	LIBOR-1M	(15,000)	(91,050)	7,200
MARKETO INC	MS	8/14/2015	LIBOR-1M	(4,700)	(115,385)	(27,542)
MATRIX SERVICE INC.	MS	8/14/2015	LIBOR-1M	1,700	29,818	3,128
MATTERSIGHT CORP SWAP	MS	8/14/2015	LIBOR-1M	(11,700)	(77,688)	1,053
MAUI LAND & PINE SWAP	MS	8/14/2015	LIBOR-1M	(3,600)	(20,052)	1,440
MDC PARTNERS INC SWAP	MS	8/14/2015	LIBOR-1M	(5,600)	(105,191)	6,463
MECURY COMPUTE	MS	8/14/2015	LIBOR-1M	4,500	64,575	(1,170)
MEDGENICS INC COM NEW	MS	8/14/2015	LIBOR-1M	(9,400)	(61,194)	(14,758)
MERCER INTERNATIONAL INC.	MS	8/14/2015	LIBOR-1M	10,200	134,640	(11,322)
MERGE HEALTHCARE SWAP	MS	8/14/2015	LIBOR-1M	31,000	150,970	19,220
MERIT MEDICAL SYSTEMS IN	MS	8/14/2015	LIBOR-1M	7,000	153,650	25,270
MESA LABORATORIES INC.	MS	8/14/2015	LIBOR-1M	(900)	(80,280)	(12,906)
META FINANCIAL GROUP INC	MS	8/14/2015	LIBOR-1M	600	27,774	2,562
MGP INGREDIENTS INC.	MS	8/14/2015	LIBOR-1M	9,500	156,742	(16,427)
MIND CTI LTD SWAP	MS	8/14/2015	LIBOR-1M	10,200	27,846	2,040
MISONIX INC SWAP	MS	8/14/2015	LIBOR-1M	2,400	20,928	1,392
MODINE MANUFACTURING COMP	MS	8/14/2015	LIBOR-1M	5,300	54,643	(954)
MONOTYPE IMAGING HOLDINGS	MS	8/14/2015	LIBOR-1M	(5,700)	(136,429)	(5,672)
MOSYS INC.	MS	8/14/2015	LIBOR-1M	(18,800)	(30,832)	4,700
MOTECH INDUSTRIES SWAP	MS	9/10/2015	FEDEF-1D	(36,000)	(41,163)	(8,895)
MYR GROUP INC DEL COM	MS	8/14/2015	LIBOR-1M	4,900	152,194	(4,998)
NANOSTRING TECHNOLOGIES	MS	8/14/2015	LIBOR-1M	(3,600)	(54,036)	(1,080)
NATIONAL BANK HOLDINGS CO	MS	8/14/2015	LIBOR-1M	(7,500)	(161,325)	(975)
NATIONAL INTERSTATE CORP	MS	8/14/2015	LIBOR-1M	(1,600)	(43,904)	3,488
NATUS MEDICAL INC.	MS	8/14/2015	LIBOR-1M	4,000	169,960	10,680
NAUTILUS INC COM	MS	8/14/2015	LIBOR-1M	6,700	148,271	(6,700)
NCI LLC	MS	8/14/2015	LIBOR-1M	13,148	136,082	11,833
NEWPORT CORPORATION	MS	8/14/2015	LIBOR-1M	3,500	63,735	(8,295)
NN INC.	MS	8/14/2015	LIBOR-1M	(4,900)	(125,734)	13,867
NOK AIRLINES EQUITY SWAP	MS	10/8/2015	FEDEF-1D	(252,800)	(87,221)	22,308
NORTH AMERICAN ENERGY PAR	MS	8/14/2015	LIBOR-1M	48,000	113,760	(23,040)
NORTHFIELD BANCORP INC DE	MS	8/14/2015	LIBOR-1M	(4,600)	(71,254)	1,978
NOVADAQ TECHNOLOGIES INC.	MS	8/14/2015	LIBOR-1M	(11,900)	(152,320)	15,827
NTELOS HOLDINGS CORPORATION	MS	8/14/2015	LIBOR-1M	(12,000)	(56,160)	(20,520)
NUMEREX CORP	MS	8/14/2015	LIBOR-1M	(19,700)	(175,330)	8,668
NXSTAGE MEDICAL INC.	MS	8/14/2015	LIBOR-1M	(2,500)	(36,650)	950
OFG BANCORP SWAP	MS	8/14/2015	LIBOR-1M	(11,100)	(107,337)	17,871
OLYMPIC STEEL INC COM	MS	8/14/2015	LIBOR-1M	11,500	163,112	(23,732)
OMEGA PROTEIN CORPORATION	MS	8/14/2015	LIBOR-1M	4,900	69,433	245
OMNICELL INC.	MS	8/14/2015	LIBOR-1M	4,900	193,795	(14,847)
ONCOGENEX PHARMACEUTICALS	MS	8/14/2015	LIBOR-1M	11,200	25,760	12,880
ORBOTECH LTD.	MS	8/14/2015	LIBOR-1M	8,800	164,912	2,640
ORCHID ISLAND CAPITAL INC	MS	8/14/2015	LIBOR-1M	7,100	62,196	(994)
ORCHIDS PAPER PRODUCTS CO	MS	8/14/2015	LIBOR-1M	(4,300)	(105,217)	(3,315)
ORITANI FINANCIAL CORP.	MS	8/14/2015	LIBOR-1M	6,100	96,929	(1,098)
PACIFIC ETHANOL INC COM N	MS	8/14/2015	LIBOR-1M	9,000	85,320	(18,900)
PAKISTAN TELECOM CO LTD	MS	9/10/2015	LIBOR-1M	382,500	104,354	(21,258)
PALADIN ENERGY LIMITED	MS	9/11/2015	FEDEF-1D	(283,826)	(75,793)	33,263
PARK-OHIO INDUSTRIES INC	MS	8/14/2015	LIBOR-1M	1,100	55,968	(6,567)
PATRICK INDUSTRIES INC.	MS	8/14/2015	LIBOR-1M	4,200	169,932	(18,564)
PC CONNECTION INC.	MS	8/14/2015	LIBOR-1M	6,200	151,714	(14,136)
PEOPLES BANCORP INC.	MS	8/14/2015	LIBOR-1M	(3,300)	(69,038)	(394)
PERCEPTRON INC COM	MS	8/14/2015	LIBOR-1M	(10,947)	(98,977)	2,972
PERRY ELLIS INTERNATIONAL	MS	8/14/2015	LIBOR-1M	4,200	104,202	(3,024)
PHARMERICA CORPORATION	MS	8/14/2015	LIBOR-1M	5,300	184,970	(3,869)
Pidilite Industrie Aug15	MS	8/27/2015	FEDEF-1D	(18)	(78,615)	179
PIXELWORKS INC COM	MS	8/14/2015	LIBOR-1M	(28,200)	(153,773)	(4,993)
POWELL INDUSTRIES INC.	MS	8/14/2015	LIBOR-1M	(3,900)	(128,583)	12,207
POWER SOLUTIONS INTL INC	MS	8/14/2015	LIBOR-1M	(3,700)	(180,259)	26,783
PREFERRED BANK	MS	8/14/2015	LIBOR-1M	3,400	103,828	3,341
PRIMORIS SVCS CORP SWAP	MS	8/14/2015	LIBOR-1M	(3,700)	(70,152)	2,997
PROS HOLDINGS INC.	MS	8/14/2015	LIBOR-1M	(7,500)	(162,000)	(2,025)
PSIVIDA LIMITED	MS	8/14/2015	LIBOR-1M	6,800	29,240	(1,632)
QUAD/GRAPHICS INC.	MS	8/14/2015	LIBOR-1M	8,800	143,572	1,188
QUANEX BUILDING PRODUCTS	MS	8/14/2015	LIBOR-1M	6,400	136,493	(7,981)
RADIANT LOGISTICS INC COM	MS	8/14/2015	LIBOR-1M	(20,800)	(157,040)	24,960
RADWARE LTD ORD	MS	8/14/2015	LIBOR-1M	3,700	78,329	(7,881)
RAIN INDUSTRIES LTD SWAP	MS	9/10/2015	LIBOR-1M	27,612	25,965	(7,620)
RAIT FINANCIAL TRUST COM	MS	8/14/2015	LIBOR-1M	(16,600)	(99,932)	12,948
RAVEN INDUSTRIES INC.	MS	8/14/2015	LIBOR-1M	(7,000)	(133,070)	(2,940)
REACHLOCAL INC.	MS	8/14/2015	LIBOR-1M	(15,100)	(44,847)	1,812
REED’S INC EQUITY SWAP	MS	8/14/2015	LIBOR-1M	6,700	40,334	1,139
RENTRAK CORPORATION	MS	8/14/2015	LIBOR-1M	(2,300)	(159,758)	2,277
REPROS THERAPEUTICS INC C	MS	8/14/2015	LIBOR-1M	(8,700)	(67,077)	2,697
REPUBLIC AWYS HLDGS INC C	MS	8/14/2015	LIBOR-1M	(6,800)	(63,240)	28,968
REPUBLIC FIRST BANCORP INC	MS	8/14/2015	LIBOR-1M	(7,500)	(25,650)	(450)
RESOURCES CONNECTION INC	MS	8/14/2015	LIBOR-1M	5,800	94,192	(2,378)
REX AMERICAN RESOURCES CO	MS	8/14/2015	LIBOR-1M	700	43,897	(7,749)
RICK’S CABARET INTERNATIONAL	MS	8/14/2015	LIBOR-1M	5,999	70,548	(3,599)
RIGNET INC. SWAP	MS	8/14/2015	LIBOR-1M	(4,100)	(123,615)	17,302
ROCKY SHOES & BOOTS INC	MS	8/14/2015	LIBOR-1M	6,900	131,100	(5,796)
RODOBENS NEG IMOB SA	MS	9/11/2015	LIBOR-1M	4,700	22,570	(16,050)
ROFIN SINAR TECHNOLOGIES	MS	8/14/2015	LIBOR-1M	5,800	144,769	(117)
ROSETTA STONE INC.	MS	8/14/2015	LIBOR-1M	(12,700)	(105,029)	12,700
RTI BIOLOGICS INC.	MS	8/14/2015	LIBOR-1M	17,000	111,690	12,070
RUCKUS WIRELESS INC.	MS	8/14/2015	LIBOR-1M	(16,000)	(167,040)	(30,240)
RURAL ELECTRIFICATIO SWAP	MS	9/10/2015	FEDEF-1D	139,538	693,835	(104,068)
RUSH ENTERPRISES INC CL A	MS	8/14/2015	LIBOR-1M	(4,500)	(107,667)	(7,038)
RUTHS HOSPITALITY GROUP I	MS	8/14/2015	LIBOR-1M	11,300	186,450	11,639
S & T BANCORP INC.	MS	8/14/2015	LIBOR-1M	5,500	166,595	3,465
SAFEGUARD SCIENTIFIC SWAP	MS	8/14/2015	LIBOR-1M	(9,500)	(178,431)	4,011
SAFETY INS GROUP INC COM	MS	8/14/2015	LIBOR-1M	(1,400)	(83,188)	2,002
SAMSUNG DISPLAY DEV SWAP	MS	11/2/2015	FEDEF-1D	(453)	(61,930)	28,714
SANFILIPPO JOHN B & SON I	MS	8/14/2015	LIBOR-1M	700	38,318	(1,925)
SCHOLASTIC CORPORATION	MS	8/14/2015	LIBOR-1M	(1,200)	(53,688)	1,980
SCICLONE PHARMACEUTICALS	MS	8/14/2015	LIBOR-1M	6,800	62,628	(680)
SCIENTIFIC GAMES CORPORATION	MS	8/14/2015	LIBOR-1M	(4,300)	(71,767)	6,837
SEACHANGE INTERNATIONAL	MS	8/14/2015	LIBOR-1M	(9,300)	(66,681)	2,604
SECURITY NATL FINL SWAP	MS	8/14/2015	LIBOR-1M	6,600	44,286	6,996
SIGMA DESIGNS INC	MS	8/14/2015	LIBOR-1M	15,600	170,976	(9,204)
SILICON GRAPHICS INTERNATIONAL	MS	8/14/2015	LIBOR-1M	(6,500)	(36,075)	2,860
SILICON MOTION TECHNOLOGY	MS	8/14/2015	LIBOR-1M	3,400	102,374	(12,886)
SILVERCREST ASSET SWAP	MS	8/14/2015	LIBOR-1M	(12,700)	(163,520)	6,929
SINO-THAI ENGRSWAP	MS	10/8/2015	LIBOR-1M	(216,700)	(142,470)	443
SKS MICROFINANCE Aug15	MS	8/27/2015	FEDEF-1D	(95)	(414,209)	(19,800)
SKULLCANDY INC.	MS	8/14/2015	LIBOR-1M	14,500	114,840	(8,845)
SKY-MOBI LIMITED	MS	8/14/2015	LIBOR-1M	12,400	54,932	(4,154)
SKYSTAR BIOPHARMACEUTICAL	MS	8/14/2015	LIBOR-1M	8,500	20,060	(3,230)
SOTHERLY HOTELS INC.	MS	8/14/2015	LIBOR-1M	6,600	47,586	1,056
STAAR SURGICAL COMPANY	MS	8/14/2015	LIBOR-1M	(18,300)	(166,164)	5,673
STAGE STORES INC	MS	8/14/2015	LIBOR-1M	7,100	130,569	(5,609)
STAMPS.COM INC	MS	8/14/2015	LIBOR-1M	2,200	164,604	(13,684)
STERLING CONSTRUCTION SWP	MS	8/14/2015	LIBOR-1M	(15,200)	(60,192)	(11,096)
STOCK BUILDING SUPPLY HOLDINGS	MS	8/14/2015	LIBOR-1M	(7,800)	(151,164)	—

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ Pay	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
STONE ENERGY CORP COM	MS	8/14/2015	LIBOR-1M	(12,200)	(133,224)	$62,586
STRATTEC STRATEGY SWAP	MS	8/14/2015	LIBOR-1M	(1,000)	(69,010)	(1,280)
SUFFOLK BANCORP COM	MS	8/14/2015	LIBOR-1M	4,500	124,212	5,478
SUPER MICRO COMPUTER INC	MS	8/14/2015	LIBOR-1M	3,500	88,935	4,410
SYKES ENTERPRISES INCORP	MS	8/14/2015	LIBOR-1M	6,200	152,892	(1,736)
SYNERGETICS SWAP	MS	8/14/2015	LIBOR-1M	35,500	164,010	7,455
SYNERGY RESOURCES CORPORATION	MS	8/14/2015	LIBOR-1M	(2,900)	(32,335)	4,118
SYRAH RESOURCES LTDES	MS	9/11/2015	FEDEF-1D	(18,700)	(63,288)	12,987
TANGOE INC.	MS	8/14/2015	LIBOR-1M	(10,700)	(134,285)	16,371
TEAM INC COM	MS	8/14/2015	LIBOR-1M	3,300	143,125	95
TECHTARGET INC.	MS	8/14/2015	LIBOR-1M	12,100	113,256	(8,470)
TEEKAY TANKERS LTD CL A	MS	8/14/2015	LIBOR-1M	12,100	82,401	4,356
TELECOMMUNICATION SYSTEMS	MS	8/14/2015	LIBOR-1M	41,100	165,633	(14,796)
TESCO CORP COM	MS	8/14/2015	LIBOR-1M	(13,700)	(137,274)	5,754
TG THERAPEUTICS INC COM	MS	8/14/2015	LIBOR-1M	(4,200)	(77,616)	4,326
THE BANCORP BANK	MS	8/14/2015	LIBOR-1M	(11,000)	(104,280)	12,430
THE DIXIE GROUP INC	MS	8/14/2015	LIBOR-1M	(15,500)	(163,835)	11,780
THE GORMAN-RUPP COMPANY	MS	8/14/2015	LIBOR-1M	(6,000)	(164,594)	10,754
THE MARCUS CORPORATION	MS	8/14/2015	LIBOR-1M	7,000	140,748	5,972
THE SPECTRANETICS CORPORATION	MS	8/14/2015	LIBOR-1M	(4,700)	(119,850)	39,480
THORN GROUP LTD SWAP	MS	9/11/2015	FEDEF-1D	16,198	35,289	(4,623)
TOWER INTERNATIONAL INC.	MS	8/14/2015	LIBOR-1M	2,400	67,008	(4,296)
TOWN SPORTS INTERNATIONAL	MS	8/14/2015	LIBOR-1M	(11,400)	(33,630)	7,638
TRANSGLOBE ENERGY CORPORATION	MS	8/14/2015	LIBOR-1M	10,900	39,676	(7,412)
TRICO BANCSHARES INC	MS	8/14/2015	LIBOR-1M	(2,800)	(67,144)	(2,268)
TRINA SOLAR LIMITED	MS	8/14/2015	LIBOR-1M	4,000	41,760	(3,560)
TRIPLE-S MANAGEMENT CORPORATION	MS	8/14/2015	LIBOR-1M	6,000	129,960	(480)
TRUSTCO BK CORP N Y COM	MS	8/14/2015	LIBOR-1M	(11,300)	(70,297)	(102)
TUESDAY MORNING CORP COM	MS	8/14/2015	LIBOR-1M	(13,300)	(143,108)	18,354
TWIN DISC INCORPORATED	MS	8/14/2015	LIBOR-1M	7,800	140,010	(14,430)
U.S. AUTO PARTS NETWORK I	MS	8/14/2015	LIBOR-1M	33,300	75,591	500
UFLEX LIMITED	MS	9/10/2015	FEDEF-1D	24,306	54,057	6,235
ULTRATECH INC.	MS	8/14/2015	LIBOR-1M	(6,900)	(127,650)	17,803
UMH PROPERTIES INC.	MS	8/14/2015	LIBOR-1M	(10,000)	(99,700)	3,700
UNIFI INC.	MS	8/14/2015	LIBOR-1M	4,600	155,204	(13,248)
UNITED CMNTY BKS BLAIRSVL	MS	8/14/2015	LIBOR-1M	5,600	114,352	(7,504)
UNITED CMNTY BKS BLAIRSVL	MS	8/14/2015	LIBOR-1M	7,500	157,875	(1,350)
UNITED INTERGRATED SRVCS	MS	9/10/2015	FEDEF-1D	96,000	92,201	2,669
UNITY BANCORP INC SWAP	MS	8/14/2015	LIBOR-1M	3,500	35,000	(630)
UNIVERSAL FOREST PRODUCTS	MS	8/14/2015	LIBOR-1M	1,400	72,632	16,268
US ECOLOGY INC SWAP	MS	8/14/2015	LIBOR-1M	(4,000)	(184,200)	640
USA MOBILITY INC.	MS	8/14/2015	LIBOR-1M	3,500	58,065	490
VANDA PHARMACEUTICALS INC	MS	8/14/2015	LIBOR-1M	(2,500)	(31,000)	400
VERA BRADLEY SWAP	MS	8/14/2015	LIBOR-1M	(10,400)	(122,616)	9,672
VERASTEM INC.	MS	8/14/2015	LIBOR-1M	(8,000)	(62,480)	4,080
VOCUS COMMUNICATION SWAP	MS	9/11/2015	FEDEF-1D	(12,129)	(56,710)	2,009
VSE CORPORATION	MS	8/14/2015	LIBOR-1M	1,100	60,313	(8,173)
WABASH NATL CORP COM	MS	8/14/2015	LIBOR-1M	10,000	124,800	12,601
WAHA CAPITAL PJSC SWAP	MS	9/11/2015	LIBOR-1M	299,860	212,106	(9,628)
WALKER & DUNLOP INC SWAP	MS	8/14/2015	LIBOR-1M	6,500	181,155	(25,480)
WAUSAU PAPER CORP.	MS	8/14/2015	LIBOR-1M	(6,400)	(59,136)	2,560
WCI COMMUNITIES INC.	MS	8/14/2015	LIBOR-1M	(5,700)	(131,727)	(12,141)
WESTFIELD FINANCIAL INC	MS	8/14/2015	LIBOR-1M	18,700	139,315	(748)
WESTMORELAND COAL CO COM	MS	8/14/2015	LIBOR-1M	(2,200)	(38,566)	4,269
WILLIAM LYON HOMES INC.	MS	8/14/2015	LIBOR-1M	(3,700)	(94,387)	6,105
WINMARK CORPORATION	MS	8/14/2015	LIBOR-1M	(1,400)	(149,072)	7,168
WINNEBAGO INDS INC COM	MS	8/14/2015	LIBOR-1M	(5,000)	(118,750)	7,100
WIRELESS TELCOM SWAP	MS	8/14/2015	LIBOR-1M	9,600	20,448	(767)
WORLD ACCEPTANCE SWAP	MS	8/14/2015	LIBOR-1M	(1,300)	(77,740)	6,994
WSFS FINANCIAL CORPORATION	MS	8/14/2015	LIBOR-1M	2,700	75,951	1,566
XO GROUP INC COM	MS	8/14/2015	LIBOR-1M	6,500	103,805	(7,410)
ZAGG INC.	MS	8/14/2015	LIBOR-1M	18,900	160,461	(13,608)
ZELTIQ AESTHETICS	MS	8/14/2015	LIBOR-1M	(1,500)	(44,145)	(7,380)
ZUMIEZ INC.	MS	8/14/2015	LIBOR-1M	(4,400)	(121,044)	6,204

						$2,105,856

For the period ended July 31, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at July 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
S&P 500 E-MINI	(24)	Sep-2015	$(43,328)
MSCI Emerging Market	5	Sep-2015	(2,728)
MSCI EAFE	32	Sep-2015	1,209
U.S. 10-Year Treasury Note	34	Sep-2015	24,774

			$(20,073)

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $468,415,785.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Interest rate unavailable.

(D)	The rate reported is the 7-day effective yield as of July 31, 2015.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $440,647,244, and the unrealized appreciation and depreciation were $11,385,643 and $(20,113,287) respectively.
††	At July 31, 2015, the tax basis cost of the Fund’s securities sold short was $88,274,003, and the unrealized appreciation and depreciation were $12,308,942 and $(3,305,608) respectively.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

SPX — S&P 500 Index Options

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$268,309,343	$—	$—	$268,309,343
U.S. Treasury Obligations	—	39,203,865	—	39,203,865
Common Stock	93,354,534	832,745	—	94,187,279
Preferred Stock	—	74,377	—	74,377
Warrants	—	6,234	—	6,234
Short-Term Investment	30,138,502	—	—	30,138,502

Total Investments in Securities	$391,802,379	$40,117,221	$—	$431,919,600

Securities Sold Short	Level 1	Level 2	Level 3	Total
Rights	$(124)	$—	$—	$(124)
Common Stock	(74,361,533)	—	—	(74,361,533)
Registered Investment Companies	(4,909,012)	—	—	(4,909,012)

Total Securities Sold Short	$(79,270,669)	$—	$—	$(79,270,669)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$24,510	$—	$—	$24,510
Written Options	(1,570,350)	—	—	(1,570,350)
Futures Contracts *
Unrealized Appreciation	25,983	—	—	25,983
Unrealized Depreciation	(46,056)	—	—	(46,056)
Total Return Swaps *
Unrealized Appreciation	—	6,117,575	—	6,117,575
Unrealized Depreciation	—	(4,011,719)	—	(4,011,719)

Total Other Financial Instruments	$(1,565,913)	$2,105,856	$—	$539,943

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
July 31, 2015
(unaudited)

For the period ended July 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended July 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 34.4%
	Face Amount	Value
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,200,645	$1,702,852
3.625%, 04/15/28	999,797	1,362,614
3.375%, 04/15/32	167,469	236,720
2.500%, 07/15/16	812,496	833,316
2.500%, 01/15/29	1,251,611	1,545,934
2.375%, 01/15/25	2,441,177	2,859,799
2.375%, 01/15/27	843,135	1,009,127
2.125%, 02/15/40	654,643	813,035
2.125%, 02/15/41	602,680	753,727
2.000%, 01/15/16	215,667	216,594
2.000%, 01/15/26	814,742	933,389
1.750%, 01/15/28	1,203,238	1,366,239
1.625%, 01/15/18	79,459	83,122
1.375%, 07/15/18	297,753	312,687
1.375%, 01/15/20	610,334	646,095
1.375%, 02/15/44	1,136,681	1,226,195
1.250%, 07/15/20	1,401,190	1,483,619
1.125%, 01/15/21	1,674,134	1,755,878
0.750%, 02/15/42	1,305,001	1,212,733
0.750%, 02/15/45	1,499,657	1,386,832
0.625%, 07/15/21	142,440	145,901
0.625%, 01/15/24	3,185,957	3,225,284
0.625%, 02/15/43	1,970,600	1,828,392
0.375%, 07/15/23	2,549,541	2,546,553
0.375%, 07/15/25	591,646	585,730
0.250%, 01/15/25	2,936,759	2,869,765
0.125%, 04/15/16	479,425	477,178
0.125%, 04/15/17	2,889,720	2,901,912
0.125%, 04/15/18	5,275,430	5,310,876
0.125%, 04/15/19	2,329,127	2,338,042
0.125%, 04/15/20	2,477,771	2,474,867
0.125%, 01/15/22	1,266,069	1,248,661
0.125%, 07/15/22	723,870	715,105
0.125%, 01/15/23	2,873,000	2,895,622
0.125%, 07/15/24	2,169,271	2,106,735

Total U.S. Treasury Obligations (Cost $54,701,499)		53,411,130

COMMON STOCK — 31.4%
	Shares	Value
ENERGY — 30.4%
Antero Midstream Partners LP (A)	24,600	$656,328
Buckeye Partners LP (A)	8,200	614,754
Columbia Pipeline Group	23,200	676,976
Columbia Pipeline Partners LP (A)	12,200	285,968
Crestwood Midstream Partners LP	6,652	66,453
DCP Midstream Partners LP (A)	36,600	1,141,920
Enbridge Energy Management LLC	67,703	2,146,196
Energy Transfer Equity LP (A)	70,400	2,117,632
Energy Transfer Partners LP (A)	65,793	3,368,602
EnLink Midstream Partners LP (A)	11,300	222,271
Enterprise Products Partners LP (A)	128,800	3,648,904
Equities GP Holdings	4,300	140,223
Equities Midstream Partners (A)	8,600	677,508
Global Partners LP (A)	10,000	326,000
Golar LNG Partners LP (A)	8,070	165,516
Holly Energy Partners LP (A)	7,900	245,848
Kinder Morgan	121,502	4,208,829
KNOT Offshore Partners LP (A)	7,200	112,392
Magellan Midstream Partners (A)	11,800	830,720
MarkWest Energy Partners LP	28,400	1,858,496
MPLX LP (A)	3,000	167,070
NuStar Energy LP (A)	100	5,657
NuStar GP Holdings LLC (A)	4,500	151,605
ONEOK	39,400	1,488,926
ONEOK Partners LP (A)	8,950	289,890
PBF Logistics	2,500	57,250
PennTex Midstream Partners	3,500	60,690
Phillips 66	21,800	1,733,100
Phillips 66 Partners LP (A)	12,220	761,428
Plains All American Pipeline LP (A)	27,200	1,135,600
Plains GP Holdings, Cl A	99,500	2,551,180
SemGroup, Cl A	11,050	785,545
Shell Midstream Partners LP (A)	4,300	182,578

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Spectra Energy	12,300	$372,198
Spectra Energy Partners (A)	4,000	194,160
Summit Midstream Partners LP (A)	9,500	284,620
Sunoco Logistics Partners LP (A)	36,000	1,347,120
Tallgrass Energy GP, Cl A	10,200	306,816
Tallgrass Energy Partners	12,600	582,750
Targa Resources	32,300	2,856,935
Targa Resources Partners LP (A)	13,400	501,696
TC Pipelines LP (A)	3,100	177,630
Tesoro Logistics LP (A)	6,125	321,176
USD Partners (A)	8,200	87,166
Valero Energy Partners LP (A)	6,500	305,305
VTTI Energy Partners LP (A)	9,800	228,046
Western Gas Equity Partners LP (A)	12,280	720,345
Western Gas Partners LP (A)	34,500	2,034,810
Williams Companies	72,300	3,794,304
Williams Partners LP (A)	5,300	244,489

		47,241,621

FINANCIALS — 0.1%
InfraREIT ‡	6,300	211,239

UTILITIES — 0.9%
8Point3 Energy Partners, Cl A *	5,000	79,600
Abengoa Yield PLC	22,200	563,436
NRG Yield, Cl A	14,000	275,940
NRG Yield, Cl C	14,000	270,060
TerraForm Power, Cl A	2,600	78,416

		1,267,452

Total Common Stock (Cost $48,670,504)		48,720,312

REGISTERED INVESTMENT COMPANIES — 29.5%
	Shares		Value
OPEN-END FUNDS — 29.5%
AQR Risk-Balanced Commodities Strategy LV Fund, Cl R6		3,947,055	$23,445,504
PIMCO CommoditiesPlus Strategy, Cl Institutional		3,333,056	22,398,137

Total Registered Investment Companies (Cost $59,328,757)			45,843,641

SOVEREIGN DEBT — 1.2%
	Face Amount		Value
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR	186,793	210,972
Deutsche Bundesrepublik Inflation Linked Bond 1.500%, 04/15/16	EUR	5,836	6,407
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23	EUR	45,866	58,286
2.550%, 09/15/41	EUR	76,386	104,985
2.350%, 09/15/24 (B)	EUR	610,898	765,303
2.100%, 09/15/16	EUR	5,364	6,017
Mexican Udibonos
4.000%, 06/13/19	MXN	1,000,000	354,304
Spain Government Inflation Linked Bond 0.550%, 11/30/19 (B)	EUR	270,000	301,933

Total Sovereign Debt (Cost $2,041,699)			1,808,207

CORPORATE OBLIGATIONS — 0.1%
	Face Amount		Value
ENERGY — 0.1%
California Resources 6.000%, 11/15/24 (B)		$45,000	36,450
Midstates Petroleum 9.250%, 06/01/21		200,000	69,000

Total Corporate Obligations (Cost $240,563)			105,450

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2015
(unaudited)

RIGHTS* — 0.0%
	Number of Rights	Value
Kinder Morgan Escrow ‡‡ (Cost $—)	49,280	$—

SHORT-TERM INVESTMENT — 3.1%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $4,829,853)	4,829,853	4,829,853

Total Investments — 99.7% (Cost $169,812,875) †		$154,718,593

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
	Contracts/ Notional Amount	Value
Australian Dollar Currency, Expires 10/17/15, Strike Price $0.65	840,000	$7,552
Australian Dollar Currency, Expires 08/28/15, Strike Price $0.72	1,085,000	4,920
Australian Dollar Currency, Expires 08/07/15, Strike Price $88.50	1,780,000	1,278
British Pound Sterling Currency, Expires 09/18/15, Strike Price $1.97	360,000	1,839
British Pound Sterling Currency, Expires 09/18/15, Strike Price $2.07	360,000	6,671
Canadian Dollar Currency, Expires 08/27/15, Strike Price $94.00	1,390,000	5,259
Canadian Dollar Currency, Expires 09/16/15, Strike Price $1.31	550,000	7,405
Euro Currency, Expires 08/07/15, Strike Price $1.08	1,525,000	2,348
Euro Currency, Expires 08/07/15, Strike Price $1.11	1,525,000	3,247
Euro Dollars, 1-Year Mid Curve, Expires 08/22/15, Strike Price $98.50	33	206
Mexican Peso Currency, Expires 10/17/15, Strike Price $15.50	280,000	1,297
Swedish Krone Currency, Expires 08/22/15, Strike Price $7.80	1,075,000	18

PURCHASED OPTIONS/SWAPTIONS * — continued
	Contracts/ Notional Amount	Value
Swedish Krone Currency, Expires 08/22/15, Strike Price $8.25	515,000	$19
Swiss Franc Currency, Expires 08/20/16, Strike Price $7.72	1,085,000	13,339
Swiss Franc Currency, Expires 08/07/15, Strike Price $7.75	695,000	27
Swiss Franc Currency, Expires 08/07/15, Strike Price $8.50	695,000	269
U.S. 10-Year Future Option, Expires 08/22/15, Strike Price $124.00	50	781
U.S. 10-Year Future Option, Expires 08/22/15, Strike Price $128.50	17	4,250
U.S. Bond Future Option, Expires 08/22/15, Strike Price $157.00	6	7,125

Total Purchased Options/Swaptions — 0.0% (Cost $147,491)		$67,850

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
	Contracts/ Notional Amount	Value
6 Month Euro EURIBOR, Expires 12/19/15, Strike Price $1.70	(515,000)	$(40,544)
6 Month Euro EURIBOR, Expires 12/19/15, Strike Price $1.70	(515,000)	(23,325)
Australian Dollar Currency, Expires 12/19/15, Strike Price $0.6775	(840,000)	(4,966)
Australian Dollar Currency, Expires 10/17/15, Strike Price $0.795	(725,000)	(496)
Canadian Dollar Currency, Expires 10/17/15, Strike Price $1.3125	(550,000)	(8,665)
Japanese Yen Currency, Expires 10/17/15, Strike Price $113.50	(1,105,000)	(713)
Japanese Yen Currency, Expires 10/17/15, Strike Price $126.50	(1,105,000)	(9,171)
Mexican Peso Currency, Expires 10/17/15, Strike Price $17.25	(280,000)	(1,701)
Swiss Franc Currency, Expires 08/22/15, Strike Price $9.75	(1,150,625)	(78)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2015
(unaudited)

WRITTEN OPTIONS/SWAPTIONS * — continued
	Contracts	Value
U.S. 10-Year Future Option, Expires 08/22/15, Strike Price $130.50	(17)	$(797)

Total Written Options/Swaptions — 0.0% (Proceeds $115,979)		$(90,456)

For the period ended July 31, 2015, the total amount of all open purchased and written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at July 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(39)	Dec-2015	$(5,908)
90-Day Euro$	(33)	Dec-2017	(11,241)
Euro-Bobl	(2)	Sep-2015	(210)
Euro-BTP	(5)	Sep-2015	(12,508)
Japanese 10-Year Bond	(3)	Sep-2015	(36,940)
Long Gilt 10-Year Bond	(2)	Sep-2015	(8,011)
U.S. 10-Year Treasury Note	25	Sep-2015	9,845
U.S. 2-Year Treasury Note	8	Oct-2015	4,613
U.S. 5-Year Treasury Note	(4)	Oct-2015	(3,438)
U.S. Ultra Long Treasury Bond	(16)	Sep-2015	(23,273)

			$(87,071)

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
8/17/15-9/1/15	AUD	910,000	USD	679,328	$14,983
8/11/15-8/31/15	CAD	1,619,861	JPY	153,930,573	3,731
8/5/15-9/3/15	EUR	3,487,450	USD	3,886,285	55,347
8/11/15	JPY	75,212,891	AUD	830,000	(659)
8/11/15	JPY	148,957,645	CAD	1,565,000	(5,498)
8/5/15-9/3/15	JPY	7,234,000	USD	58,258	(123)
10/20/15	MXN	5,646,000	USD	354,359	6,174
8/17/15	USD	677,269	AUD	895,000	(23,752)
8/11/15	USD	1,126,275	EUR	1,020,000	(5,902)
9/15/15	USD	114,551	JPY	14,124,000	(519)
9/15/15	USD	264,247	MXN	4,084,000	(11,683)

					$32,099

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2015, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	$(2,892,715)	$2,914,195	$21,480
Barclays Bank PLC	(840,279)	850,507	10,228
Citicorp Security Services	(405,581)	394,301	(11,280)
Citigroup	(845,558)	840,279	(5,279)
Deutsche Bank	(1,960,171)	1,968,960	8,790
Goldman Sachs	(387,880)	390,577	2,697
Paribas Corp	(446,760)	455,592	8,832
Standard Chatered	(264,247)	252,564	(11,683)
State Street	(166,474)	160,593	(5,881)
UBS	(1,512,856)	1,527,104	14,248
York Securities	(409,090)	409,037	(53)

			$32,099

For the period ended July 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at July 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Unrealized Depreciation
Goldman Sachs	3M LIBOR	2.62%	07/02/24	$600,000	$(21,878)

For the period ended July 31, 2015, the total amount of all open swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $155,132,916.

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(A)	Security considered Master Limited Partnership. At July 31, 2015, these securities amounted to $23,554,754 or 15.2% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of July 31, 2015.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $169,812,875, and the unrealized appreciation and depreciation were $2,825,684 and $(17,919,966) respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

PLC — Public Limited Company

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
July 31, 2015
(unaudited)

The following is a list of the inputs used as of July 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$53,411,130	$—	$53,411,130
Common Stock	48,720,312	—	—	48,720,312
Registered Investment Companies	45,843,641	—	—	45,843,641
Sovereign Debt	—	1,808,207	—	1,808,207
Corporate Obligations	—	105,450	—	105,450
Rights	—	—	—	—
Short-Term Investment	4,829,853	—	—	4,829,853

Total Investments in Securities	$99,393,806	$55,324,787	$—	$154,718,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/ Swaptions	$67,850	$—	$—	$67,850
Written Options/ Swaptions	(90,456)	—	—	(90,456)
Futures Contracts *
Unrealized Appreciation	14,458	—	—	14,458
Unrealized Depreciation	(101,529)	—	—	(101,529)
Forwards Contracts *
Unrealized Appreciation	—	80,235	—	80,235
Unrealized Depreciation	—	(48,136)	—	(48,136)
Interest Rate Swaps *
Unrealized Depreciation	—	(21,878)	—	(21,878)

Total Other Financial Instruments	$(109,677)	$10,221	$—	$(99,456)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2015, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015